                               SECURITIES AND EXCHANGE COMMISSION

                                      Washington, D.C. 20549

                                             Form N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     [ ]

Pre-Effective Amendment No.                                                 [ ]

Post-Effective Amendment No.            5        (File No. 33-63909)        [x]
                                    --------

                                              and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             [ ]

Amendment No.            6          (File No. 811-07407)                    [x]
                    ---------


STRATEGIST TAX-FREE INCOME FUND, INC.
IDS Tower 10, Minneapolis, Minnesota 55440-0010

Eileen J. Newhouse - IDS Tower 10,
Minneapolis, Minnesota 55440-0010
(612) 671-2772

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

    [ ]  immediately upon filing pursuant to paragraph (b)
    [X]  on Jan. 29, 1999 pursuant to paragraph (b)
    [ ] 60 days after filing pursuant to paragraph (a)(1)
    [ ] on [date] pursuant to paragraph (a)(1)
    [ ] 75 days after filing pursuant to paragraph (a)(2)
    [ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:
    [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Tax-Free Income Trust also has executed this Amendment to the Registration Statement.

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Strategist Tax-Free High Yield Fund

Prospectus/Jan. 29, 1999

Please note that this Fund:
o   is not a bank deposit
o   is not federally insured
o   is not endorsed by any bank or government agency
o   is not guaranteed to achieve its goals

Like all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Prospectus -- jan. 29, 1999

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Table of Contents
Take a closer look at:


The Fund                                                  2
   Goal                                                   2
   Investment Strategy                                    2
   Risks                                                  3
   Past Performance                                       5
   Fees and Expenses                                      7
   Management                                             8
Buying and Selling Shares                                 8
   Valuing Fund Shares                                    8
   Purchasing Shares                                      8
   Exchanging/Selling Shares                             12
Distributions and Taxes                                  14
Personalized Shareholder Information                     15
Quick Telephone Reference                                16
Master/Feeder Structure                                  17
Business Structure                                       18
Financial Highlights                                     20
Appendix                                                 21

Prospectus -- jan. 29, 1999

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The Fund
Strategist Tax-Free High Yield Fund (the Fund), a series of Strategist Tax-Free Income Fund, Inc. is a diversified mutual fund. The fund has its own goal and investment policies. The Fund seeks to achieve its goal by investing all of its assets in a corresponding portfolio (the Portfolio) rather than by directly investing in and managing its own portfolio of securities.


Goal
The Fund seeks to provide shareholders with a high yield generally exempt from federal income taxes. Because any investment involves risk, achieving this goal cannot be guaranteed.

Investment Strategy
The Portfolio's assets primarily are invested in medium and lower quality bonds (junk bonds) and other debt obligations. Under normal market conditions, the Portfolio will invest at least 80% of its net assets in bonds and in other debt obligations issued by or on behalf of state or local governmental units whose interest is exempt from federal income tax and is not subject to the alternative minimum tax. However, the Portfolio may invest up to 20% of its net assets in debt obligations the interest from which is subject to the alternative minimum tax.


The selection of municipal obligations that are tax-exempt is the primary decision in building the investment portfolio.

American Express Financial Corporation (AEFC), the Portfolio's investment manager, chooses investments by:

o Considering opportunities and risks in municipal obligations given current and expected interest rates.

o  Identifying municipal obligations that:

   -- are medium or lower quality,
   -- have similar qualities, in AEFC's opinion, even though they are not rated or have been given a lower rating by a rating agency, -- have long-term maturities with higher yields, -- have characteristics that fit our investment strategy at the time of purchase (coupon, call, maturity etc.).

o Identifying investments that contribute to portfolio diversification.

Strategist Tax-Free High Yield Fund

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In evaluating whether to sell a security, AEFC considers, among other factors, whether:
           -- the security is overvalued,
           -- the issuer's credit rating declines or AEFC expects a decline (the
              Fund may continue to own securities that are down-graded until AEFC believes it is advantageous to sell),
           -- political, economic, or other events could affect the issuer's performance,
           -- AEFC expects the issuer to call the security, -- AEFC identifies a more attractive opportunity, and -- the issuer or the security continues to meet the other standards described above.


The Portfolio also may invest in derivative instruments, money market securities and other short-term tax-exempt securities, and other instruments.

During weak or declining markets, the Portfolio may invest more of its assets in money market securities or certain taxable investments. Although the Portfolio primarily will invest in these securities to avoid losses, this type of investing also could reduce the benefit from any improvement in the market. AEFC may make frequent securities trades that could result in increased fees, expenses, and taxes.


For more information on strategies and holdings, see the Fund's Statement of Additional Information (SAI) and the annual/semiannual reports.

Risks
Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:


   Interest Rate Risk
   Credit Risk
   Legal/Legislative Risk



Interest Rate Risk


The risk of losses attributable to changes in interest rates. This term is generally associated with bond prices (when interest rates rise, bond prices fall).


Prospectus -- jan. 29, 1999

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Credit Risk
The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation (such as payments due on a bond or a note). The price of junk bonds may react more to the ability of the issuing company to pay interest and principal when due than to changes in interest rates. They have greater price fluctuations and are more likely to experience a default.

Legal/Legislative Risk

Congress and other governmental units have the power to change existing laws affecting securities. A change in law might affect an investment adversely.

Strategist Tax-Free High Yield Fund


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Past Performance
The following bar chart and table show the risks and variability of investing in the Fund by showing:

o how the Fund's performance has varied for each full calendar year shown on the charts below, and

o how its average annual total returns compare to a recognized index.

How the Fund has performed in the past does not indicate how the Fund will perform in the future.

================================================================================
 Performance  (based on calendar years)



+11.39% +5.10% +12.02%  +8.70%  +9.73%  -5.07%  +17.39% +2.54%  +9.78%  +5.45%
 1989    1990    1991    1992    1993    1994     1995   1996*   1997    1998


During the period shown in the bar chart, the highest return for a calendar quarter was +3.61% (quarter ending June, 1997) and the lowest return for a calendar quarter was -0.15% (quarter ending March, 1997).

The Fund's year to date return as of Dec. 31, 1998 was +5.45%.

*On May 13, 1996, IDS High Yield Tax-Exempt Fund transferred all of its assets to the Portfolio. The performance information in this and the following table represents performance of IDS High Yield Tax-Exempt Fund prior to March 20, 1995 and of Class A shares of IDS High Yield Tax-Exempt Fund from March 20, 1995 through May 13, 1996, adjusted to reflect the absence of sales charges on shares of the Fund sold through this prospectus. The historical performance has not been adjusted for any difference between the estimated aggregate fees and expenses of the Fund and historical fees and expenses of IDS High Yield Tax-Exempt Fund.

Prospectus -- jan. 29, 1999

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 Average Annual Total Returns (as of Dec. 31, 1998)
                                       1 year      5 years      10 years
 Tax-Free High Yield                   +5.45%       +5.75%       +7.54%
================================================================================
 Lehman Brothers Municipal Bond Index  +6.48%       +5.84%       +8.01%

This table shows total returns form a hypothetical investment in the Fund. These returns are compared to the index shown for the same periods. For purposes of this calculation, information about the Fund assumes no adjustments for taxes an investor may have paid on the reinvested income and capital gains.

Lehman Brothers Municipal Bond Index is an unmanaged index made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. However, the securities used to create the index may not be representative of the bonds held by the Fund. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

Strategist Tax-Free High Yield Fund


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Fees and Expenses
Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


================================================================================
Shareholder Fees (fees paid directly from your investment)a


Maximum sales charge (load) imposed on purchasesb
(as a percentage of offering price)                      0%


================================================================================
Annual Fund operating expensesc (expenses that are deducted from Fund assets) As a percentage of average daily net assets:

Management fees                                       0.46%
--------------------------------------------------------------------------------
Distribution (12b-1) fees                             0.25%

Other expensesd                                       1.05%


Totale                                                1.76%

  a A wire transfer charge, currently $15, is deducted from your brokerage account for wire transfers made at your request.
  b The Fund imposes a 0.50% fee for shares sold or exchanged within 180 days of their purchase date. This fee reimburses the Fund for brokerage fees and other costs incurred. This fee also helps assure that long-term shareholder are not unfairly bearing the costs associated with frequent traders.
  c Both in this table and the following example, Fund operating expenses include expenses charged by both the Fund and the Portfolio.
  d Other expenses include an administrative services fee, a transfer agency fee and other nonadvisory expenses.
  e The Advisor and the Distributor have agreed to waive certain fees and to absorb certain other Fund expenses until Dec. 31, 1999. Under this agreement, total expenses will not exceed 0.95%. For the most recent fiscal year actual total expenses with fee waivers and expense reimbursement were 0.94%.


The Fund has adopted a plan under Rule 12b-1 of the 1940 Act that allows it to pay distribution fees. Because these fees are paid out of Fund assets on an ongoing basis, long-term shareholders may end up paying more than the 7.25% sales charge permitted by the NASD.

Prospectus -- jan. 29, 1999

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Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

Assume you invest $10,000 and the Fund earns a 5% annual return. The operating expenses remain the same each year. If you sell your shares at the end of the years shown, your costs would be:


      1 year         3 years        5 years      10 years
       $179           $554           $955         $2,078


This example does not represent actual expenses, past or future. Actual expenses may be higher or lower than those shown.

Management
The Fund's assets are invested in Tax-Free High Yield Portfolio (the Portfolio), which is managed by American Express Financial Corporation (AEFC). Kurt Larson, vice president and senior portfolio manager, joined AEFC in 1961. He has managed the assets of the Fund and its predecessor fund since 1979.

Buying and Selling Shares

Valuing Fund Shares
The public offering price for a single Fund share is the net asset value (NAV). The NAV is the value of a single Fund share. The NAV usually changes daily, and is calculated at the close of business of the New York Stock Exchange, normally 3 p.m. Central Standard Time (CST), each business day (any day the New York Stock Exchange is open).

Investments are valued based on market value, or where market quotations are not readily available, on methods selected in good faith by the board.

Purchasing Shares
You may purchase shares of the Fund through a brokerage account maintained with the Distributor. There is no fee to open a brokerage account. Payment for shares must be made directly to the Distributor.

Strategist Tax-Free High Yield Fund

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Complete a brokerage account application (available by calling 800-297-7378) and mail the application to American Express Financial Direct, P.O. Box 59196, Minneapolis, MN 55459-0196. Corporations and other organizations should contact the Distributor to determine what additional forms may be necessary to open a brokerage account.

Important: When you open an account, you must provide your correct Taxpayer Identification Number (TIN), which is either your Social Security or Employer Identification number.

If you do not provide the correct TIN, you could be subject to backup withholding of 31% of taxable distributions and proceeds from certain sales and exchanges. You also could be subject to further penalties, such as:

o  a $50 penalty for each failure to supply your correct TIN,

o a civil penalty of $500 for a false statement that results in no backup withholding, and

o  criminal penalties for falsifying information.

You also could be subject to backup withholding for failure to report interest or dividends on your tax return. For details on TIN requirements, call 800-297-7378 for federal Form W-9, "Request for Taxpayer Identification Number and Certification."

Deposits into your brokerage account. You may deposit money into your brokerage account by check, wire or many other forms of electronic funds transfer (securities also may be deposited). All deposit checks should be made payable to American Express Service Corporation. If you would like to wire funds into your existing brokerage account, please contact the Distributor at 800-297-7378 for instructions.

Minimum Fund investment requirements. Your initial investment in the Fund may be as low as $2,000 ($1,000 for custodial accounts, Individual Retirement Accounts and certain other retirement plans). The minimum subsequent investment is $100. These requirements may be reduced or waived as described in the SAI.

When and at what price shares will be purchased. You must have money available in your brokerage account in order to purchase Fund shares. If your request and payment (including money transmitted by wire) are received and accepted by the Distributor before 2 p.m. CST, your order will be priced at the next calculated NAV. See "Valuing Fund Shares."

Prospectus -- jan. 29, 1999

Methods of purchasing shares. You may purchase shares of the Fund in three ways.
(1)  By telephone:

     You may use money in your brokerage account to make initial and subsequent purchases. To place your order, call 800-297-7378.

(2)  By mail:

     Mail written purchase requests (along with any checks) to American Express Financial Direct, P.O. Box 59196, Minneapolis, MN 55459-0196. Thes requests should include:

    o your brokerage account number (or a brokerage account application), and

    o the name of the Fund and the dollar amount of shares you would like purchased.

    Your check should be made payable to American Express Service Corporation. It will be deposited into your brokerage account and used to cover your purchase request.

(3) By systematic purchase:

    Once you have opened a brokerage account, you may authorize the Distributor to automatically purchase shares on your behalf at intervals and in amounts selected by you as described below.

Systematic Purchase Plan. The Distributor offers a Systematic Purchase Plan
(SPP) that allows you to make periodic investments in the Fund automatically and conveniently. Participating in the SPP will save you the time and expense associated with writing checks or wiring money.

Investment minimums. You can make automatic investments in any amount, from $100 to $50,000.

Investment methods. There are two ways to make automatic investments from your brokerage account:

(1) Using uninvested cash in your brokerage account: If you elect this option, uninvested cash in your brokerage account will be used to make the investment and, if necessary, shares of your Money Market Fund will be sold to cover the balance of the purchase.

(2) Using bank authorizations: If you elect this option, money is transferred from your bank checking or savings account into your brokerage account for automatic investments.

Strategist Tax-Free High Yield Fund

You will need to select a transfer date (when the money is transferred into your brokerage account). If you change your bank authorization date, it may also be necessary to change your automatic investment date to coincide with the new transfer date.

Investment frequency. You can select the frequency of your automatic investments (example: twice monthly, monthly or quarterly). Quarterly investments are made on the date selected in the first month of each quarter (January, April, July and October).

Changing instructions to an already established plan. If you want to change the fund(s) selected for your SPP you may call 800-297-7378, or send written instructions clearly outlining the changes to American Express Financial Direct, P.O. Box 59196, Minneapolis, MN 55459-0196. These instructions must include:

o  the funds with SPP that you want to cancel,

o the newly selected fund(s) in which you want to begin making automatic investments and the amount to be invested in each fund, and

o the investment frequency and investment dates for your new automatic investments.

Terminating your SPP. If you wish to terminate your SPP, please call 800-297-7378, or send written instructions to American Express Financial Direct, P.O. Box 59196, Minneapolis, MN 55459-0196.

Terminating bank authorizations. If you wish to terminate your bank authorizations, you may do so at any time by notifying American Express Financial Direct in writing or by calling 800-297-7378. Your bank authorization will not automatically terminate when you cancel your SPP.

If you are canceling your bank authorizations and you wish to cancel your SPP, you must also provide instructions stating that the Distributor should cancel your SPP. You may notify the Distributor by sending written instructions to American Express Financial Direct, P.O. Box 59196, Minneapolis, MN 55459-0196 or telephoning 800-297-7378. Your systematic investments will continue using brokerage account assets if the Distributor does not receive notification to terminate your systematic investments as well.

To avoid procedural difficulties, the Distributor must receive instructions to change or terminate your SPP or bank authorizations at least 10 days prior to your scheduled investment date.

Prospectus -- jan. 29, 1999

Minimum balance and account requirements. The Fund reserves the right to sell your shares if, as a result of sales, the aggregate value of your holdings in the Fund drops below $1,000 ($500 in the case of custodial accounts, IRAs and other retirement plans). You will be notified in writing 30 days before the Fund takes such action to allow you to increase your holdings to the minimum level. If you close your brokerage account, the Fund will automatically sell your shares.

Wire transfers to your bank. Money can be wired from your brokerage account to your bank account. Call the Distributor at 800-297-7378 for additional information on wire transfers. A $15 service fee will be charged against your brokerage account for each wire sent.

Exchanging/Selling Shares
Exchanging Shares. You may exchange your shares of the Fund for shares of other funds in the Strategist Fund Group at any time. For complete information on the other funds, including fees and expenses, read that fund's prospectus carefully. Your exchange will be priced at the next NAV calculated after it is accepted by that fund. When exchanging into another fund you must meet that fund's minimum investment requirements. You may make up to four exchanges per calendar year.

The Distributor and the Fund reserve the right to reject any exchange, limit the amount or modify or discontinue the exchange privilege to prevent abuse or adverse effects on the Fund and its shareholders. For example, if exchanges are too numerous or too large, they may disrupt a Fund's investment strategies or increase its costs.

Selling Shares. You may sell your shares at any time. Your sale price will be the next NAV calculated after receipt by the Distributor of proper sale instructions, as described below.

The Fund imposes a 0.50% fee for shares sold or exchanged within 180 days of their purchase date. This fee reimburses the Fund for brokerage fees and other costs incurred. This fee also helps assure that long-term shareholders are not unfairly bearing the costs associated with frequent traders.

Normally, payment for shares sold will be credited directly to your brokerage account on the next business day. However, the Fund may delay payment, but no later than seven days after the Distributor receives your selling instructions in proper form. Sale proceeds will be held in your brokerage account or mailed to you according to your account instructions.

Strategist Tax-Free High Yield Fund

If you recently purchased shares by check, your sale proceeds may be held in your brokerage account until your check clears (which may take up to 10 days from the purchase date) before a check is mailed to you.

The Fund reserves the right to redeem in kind.

Two ways to request an exchange or sale of shares

(1)  By telephone:

     You may exchange or sell your shares by calling 800-297-7378. If you experience difficulties in exchanging or selling shares by telephone, you can mail your exchange or sale requests as described below.

     To properly process your telephone exchange or sale request we will need the following information:

     o your brokerage account number and your name (for exchanges, both funds must be registered in the same ownership),

     o the name of the fund from which you wish to exchange or sell shares,

     o the dollar amount or number of shares you want to exchange or sell, and

     o the name of the fund into which shares are to be exchanged, if applicable.

Telephone exchange or sale requests received before 2 p.m. CST on any business day, once the caller's identity and account ownership have been verified by the Distributor, will be processed at the next calculated NAV. See "Valuing Fund Shares."

(2) By mail:

     You also may request an exchange or sale by writing to American Express Financial Direct, P.O. Box 59196, Minneapolis, MN 55459-0196. Once an exchange or sale request is mailed it is irrevocable and cannot be modified or canceled.

     To properly process your mailed exchange or sale request, we will need a letter from you that contains the following information:

     o your brokerage account number,

     o the name of the fund from which you wish to exchange or sell shares,

     o the dollar amount or number of shares you want to exchange or sell,

     o the name of the fund into which shares are to be exchanged, if applicable, and

     o a signature of at least one of the brokerage account holders in the exact form specified on the account.

Prospectus -- jan. 29, 1999

Telephone transactions. The privilege to initiate transactions by telephone is automatically available through your brokerage account. The Fund will honor any telephone transaction believed to be authentic and will use reasonable procedures to confirm that instructions communicated by telephone are genuine. Telephone privileges may be modified or discontinued at any time.

Distributions and Taxes

As a shareholder you are entitled to your share of the Fund's net income and net gains. The Fund distributes dividends and capital gains to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.


Dividend and capital gain distributions
The Fund's net investment income is distributed to you as dividends. Capital gains are realized when a security is sold for a higher price than was paid for it. Short-term capital gains are included in net investment income. Long-term capital gains are realized when a security is held for more than one year. The Fund offsets any net realized capital gains by any available capital loss carryovers. Net realized long-term capital gains, if any, are distributed by the end of the calendar year as capital gain distributions.


Reinvestments
Dividends and capital gain distributions are automatically reinvested in additional shares of the Fund, unless you request distributions in cash. We reinvest the distributions for you at the next calculated NAV after the distribution is paid. If you choose cash distributions, you will receive cash only for distributions declared after your request has been processed.

Taxes
Dividends distributed from interest earned on tax-exempt securities (exempt-interest dividends) are exempt from federal income taxes but may be subject to state and local taxes. Dividends distributed from other income earned and capital gain distributions are not exempt from federal income taxes. Distributions are taxable in the year the Fund declares them regardless of whether you take them in cash or reinvest them.

Strategist Tax-Free High Yield Fund

Interest on certain private activity bonds is a preference item for purposes of the individual and corporate alternative minimum taxes. To the extent the Fund earns such income, it will flow through to its shareholders and may be taxable to those shareholders who are subject to the alternative minimum tax.

Because interest on municipal bonds and notes is tax-exempt for federal income tax purposes, any interest on borrowed money used directly or indirectly to purchase Fund shares is not deductible on your federal income tax return. You should consult a tax advisor regarding its deductibility for state and local income tax purposes.

If you buy shares shortly before a distribution you will pay taxes on money earned by the Fund before you were a shareholder. You pay the full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which is taxable.

For tax purposes, an exchange is considered a sale and purchase and may result in a gain or loss. A sale is a taxable transaction. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held for more than one year). If you sell shares for less than their cost, the difference is a capital loss.

Selling shares held in an IRA or qualified retirement account may subject you to federal taxes, penalties and reporting requirements. Please consult your tax advisor.

Important: This information is a brief and selective summary of some of the tax rules that apply to this Fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.

Personalized Shareholder Information

To help you track and evaluate the performance of your investments, you will receive these individualized reports:

Quarterly statements list all of your holdings and transactions during the previous three months.

Yearly tax statements feature average-cost-basis reporting of capital gains or losses if you sell your shares along with distribution information to simplify tax calculations.

Prospectus -- jan. 29, 1999

Quick Telephone Reference
American Express Financial Direct Team: Call the Financial Consultants

Fund performance, objectives and account inquiries, sales and exchanges, dividend payments or reinvestments and automatic payment arrangements 800-297-7378

TTY Service
For the hearing impaired
800-710-5260

Strategist Tax-Free High Yield Fund

Master/Feeder Structure
The Fund uses a master/feeder structure. This means that the Fund (a feeder fund) invests all of its assets in a Portfolio (the master fund). Other feeder funds also invest in the Portfolio. The master/feeder structure offers the potential for reduced costs because it spreads fixed costs of portfolio management over a larger pool of assets. The Fund may withdraw its assets from the corresponding Portfolio at any time if the Fund's board determines that it is best. In that event, the board would consider what action should be taken, including whether to hire an investment advisor to manage the Fund's assets directly or to invest all of the Fund's assets in another pooled investment entity. Here is an illustration of the structure:



                        Investors buy shares in the Fund
                                        m
                      The Fund buys units in the Portfolio
                                        m
                      The Portfolio invests in securities,
                             such as stocks or bonds

Other feeders may include mutual funds and institutional accounts. These feeders buy the Portfolio's securities on the same terms and conditions as the Fund and pay their proportionate share of the Portfolio's expenses. However, their operating costs and sales charges are different from those of the Fund. Therefore, the investment returns for other feeders are different from the returns of the Fund. Information about other feeders may be obtained by calling American Express Financial Direct at 800-437-3133.

Prospectus -- jan. 29, 1999

Business Structure

===============================================================================
Shareholders

Transfer Agent:
American Express Client Service Corporation Maintains shareholder accounts and records for the Fund; receives a fee based on the number of accounts it services.

Administrative Services Agent:
American Express Financial Corporation
Provides administrative and accounting services for the Fund; receives a fee based on assets.

The Fund

Distributor:
American Express Service Corporation
Markets and distributes shares; receives distribution fee.

The Fund invests its assets in the Portfolio. The Fund and/or the Portfolio have contracts with certain service providers.

Investment Manager:
American Express Financial Corporation
Manages the Portfolio's investments and receives a fee based on average daily net assets.*

The Portfolio

Custodian:
American Express Trust Company
Provides safekeeping of assets; receives a fee that varies based on the number of securities held.

* The Portfolio pays AEFC a fee for managing its assets. The Fund pays its proportionate share of the fee. Under the Investment Management Services Agreement, the fee for the most recent fiscal year was 0.46% of average daily net assets. Under the Agreement, the Portfolio also pays taxes, brokerage commissions and nonadvisory expenses.

Strategist Tax-Free High Yield Fund

About American Express Financial Corporation
American Express Financial Corporation, the Investment Manager, has been a provider of financial services since 1894, and as of the most recent fiscal year end manages more than $204 billion in assets. These assets are managed by a team of highly skilled, experienced professionals, backed by one of the nation's largest investment departments. This team of professionals includes portfolio managers, economists and supporting staff, stock and bond analysts including Chartered Financial Analysts. Some of the professionals are based in London and Hong Kong and add a global dimension to the team's expertise.


Year 2000
The Fund could be adversely affected if the computer systems used by AEFC and the Fund's other service providers do not properly process and calculate date-related information from and after Jan. 1, 2000.


While Year 2000-related computer problems could have a negative effect on the Fund, AEFC is working to avoid such problems and to obtain assurances from service providers that they are taking similar steps. The companies or governments in which each Portfolio invests also may be adversely affected by Year 2000 issues.

Prospectus -- jan. 29, 1999

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

Financial Highlights
Fiscal period ended Nov. 30,

Per share income and capital changesa
                                                   1998         1997          1996b
Net asset value, beginning of period              $4.64        $4.56         $4.46
--------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                        .26          .28           .15
Net gains (losses) (both realized and unrealized)   .04          .08           .10
--------------------------------------------------------------------------------------------------
Total from investment operations                    .30          .36           .25
--------------------------------------------------------------------------------------------------

Less distributions:
Dividends from net investment income               (.26)        (.28)         (.15)
--------------------------------------------------------------------------------------------------
Net asset value, end of period                    $4.68        $4.64         $4.56
--------------------------------------------------------------------------------------------------

Ratios/supplemental data
Net assets, end of period (in thousands)          $863         $734          $535
--------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assetsc     .94%         .95%          .95%d
--------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
--------------------------------------------------------------------------------------------------

to average daily net assets                       5.54%        6.02%         6.22%d

Portfolio turnover rate
(excluding short-term securities)                   14%           4%            4%
--------------------------------------------------------------------------------------------------
Total return                                      6.65%        8.26%         5.60%
--------------------------------------------------------------------------------------------------

a For a share outstanding throughout the period. Rounded to the nearest cent b Inception date was May 13, 1996.
c The Advisor and Distributor voluntarily limited total operating expenses to 0.95% of average daily net assets. Without this agreement, the ratio of expenses to average daily net assets would have been 1.76%, 2.96% and 24.16% for the periods ended 1998, 1997 and 1996, respectively.
d Adjusted to an annual basis.

The information in this table has been audited by KPMG Peat Marwick LLP, independent auditors. The independent auditors' report and additional information about the performance of the Fund is contained in the Fund's annual report which, if not included with this prospectus, may be obtained without charge.

Strategist Tax-Free High Yield Fund

Appendix


1999 Federal tax-exempt and taxable equivalent yield calculation


These tables will help you determine your federal taxable yield equivalents for given rates of tax-exempt income.


STEP 1:

Using your Taxable Income and Adjusted Gross Income figures as guides, you can locate your Marginal Tax Rate in the table below.

First locate your Taxable Income in a filing status and income range in the left-hand column. Then, locate your Adjusted Gross Income at the top of the chart. At the point where your Taxable Income line meets your Adjusted Gross Income column the percentage indicated is an approximation of your federal Marginal Tax Rate. For example: Let's assume you are married filing jointly, your taxable income is $138,000 and your adjusted gross income is $175,000.

Under Taxable Income married filing jointly status, $138,000 is in the $104,050-$158,550 range. Under Adjusted Gross Income, $175,000 is in the $126,600 to $189,950 column. The Taxable Income line and Adjusted Gross Income column meet at 31.93%. This is the rate you'll use in Step 2.


Prospectus -- jan. 29, 1999



                                            Adjusted gross income*
--------------------------------------------------------------------------------------------------
Taxable income**                 $0         $126,600      $189,950
                                 to            to            to             Over
                             $126,600(1)   $189,950(2)    $312,450(3)   $312,450(2)
--------------------------------------------------------------------------------------------------
Married Filing Jointly
$       0 - $ 43,050          15.00%
   43,050 -  104,050          28.00         28.84%
  104,050 -  158,550          31.00         31.93         33.29%
  158,550 -  283,150          36.00         37.08         38.66          37.08%
  283,150 +                   39.60                       42.53***       40.79
--------------------------------------------------------------------------------------------------
                                            Adjusted gross income*
--------------------------------------------------------------------------------------------------
Taxable income**                 $0         $126,600
                                 to             to          Over
                             $126,600(1)    $249,100(3)   $249,100(2)
--------------------------------------------------------------------------------------------------
Single
$      0 - $ 25,750          15.00%
  25,750 -   62,450          28.00
  62,450 -  130,250          31.00          32.61%
 130,250 -  283,150          36.00          37.87          37.08%
 283,150 +                   39.60                         40.79
--------------------------------------------------------------------------------------------------

* Gross income with certain adjustments before taking itemized deductions and personal exemptions.
** Amount subject to federal income tax after itemized deductions (or standard deduction) and personal exemptions.
*** This rate is applicable only in the limited case where your adjusted gross income is less than $312,450 and your taxable income exceeds $283,150.
(1) No Phase-out -- Assumes no phase-out of itemized deductions or personal exemptions.
(2) Itemized Deductions Phase-out -- Assumes a phase-out of itemized deductions and no current phase-out of personal exemptions.
(3) Itemized Deductions and Personal Exemption Phase-outs -- Assumes a single taxpayer has one personal exemption, joint taxpayers have two personal exemptions, personal exemptions phase-out and itemized deductions continue to phase-out.
If these assumptions do not apply to you, it will be necessary to construct your own personalized tax equivalency table.

Strategist Tax-Free High Yield Fund

STEP 2: Determining your federal taxable yield equivalents.
Using 31.93%, you may determine that a tax-exempt yield of 4% is equivalent to earning a taxable 5.88% yield.

                           For these Tax-Exempt Rates:
---------------------------------------------------------------------------------------------------
                 2.50%    3.00%    3.50%    4.00%    4.50%    5.00%   5.50%   6.00%
---------------------------------------------------------------------------------------------------
Marginal Tax Rates Equal the Taxable Rates shown below:
15.00%           2.94     3.53     4.12     4.71     5.29     5.88    6.47    7.06
28.00%           3.47     4.17     4.86     5.56     6.25     6.94    7.64    8.33
28.84%           3.51     4.22     4.92     5.62     6.32     7.03    7.73    8.43
31.00%           3.62     4.35     5.07     5.80     6.52     7.25    7.97    8.70
31.93%           3.67     4.41     5.14     5.88     6.61     7.35    8.08    8.81
32.61%           3.71     4.45     5.19     5.94     6.68     7.42    8.16    8.90
33.29%           3.75     4.50     5.25     6.00     6.75     7.50    8.24    8.99
36.00%           3.91     4.69     5.47     6.25     7.03     7.81    8.59    9.38
37.08%           3.97     4.77     5.56     6.36     7.15     7.95    8.74    9.54
37.87%           4.02     4.83     5.63     6.44     7.24     8.05    8.85    9.66
38.66%           4.08     4.89     5.71     6.52     7.34     8.15    8.97    9.78
39.60%           4.14     4.97     5.79     6.62     7.45     8.28    9.11    9.93
40.79%           4.22     5.07     5.91     6.76     7.60     8.44    9.29   10.13
42.53%           4.35     5.22     6.09     6.96     7.83     8.70    9.57   10.44
---------------------------------------------------------------------------------------------------

Prospectus -- jan. 29, 1999

This page left blank intentionally.

This page left blank intentionally.

This Fund, along with the other funds in the Strategist Fund Group, are distributed by American Express Service Corporation.

Additional information about the Fund and its investments are available in the Fund's SAI, annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of market conditions and investment strategies that significantly affected the Fund during the last fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual report, or the semiannual report contact American Express Financial Direct.

American Express Financial Direct
P.O. Box 59196, Minneapolis, MN 55459-0196
800-297-7378 TTY: 800-710-5620
Web site address:
http://www.americanexpress.com/direct

You may review and copy information about the Fund, including its SAI, at the Securities and Exchange Commission's (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 1-800-SEC-0330). Reports and other information about the Fund is available on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained by writing and paying a duplicating fee to the Public Reference Section of the Commission, Washington, D.C. 20549-6009.


Investment Company Act File 811-7405



S-6126 E (1/99)

                                STATEMENT OF ADDITIONAL INFORMATION

                                                FOR

                               STRATEGIST TAX-FREE INCOME FUND, INC.

                                STRATEGIST TAX-FREE HIGH YIELD FUND

    (singularly and collectively with the corresponding portfolio of Tax-Free
           Income Trust (the Trust) and the Trust, where the context requires, referred to as the "Fund")

                                           Jan. 29, 1999

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus and the financial statements contained in the most recent Annual Report to shareholders (Annual Report) that may be obtained by calling American Express Financial Direct, 800-AXP-SERV (TTY: 800-710-5260) or by writing to P.O. Box 59196, Minneapolis, MN 55459-0196.

The Independent Auditors' Report and the Financial Statements, including Notes to the Financial Statements and the Schedule of Investments in Securities, contained in the Annual Report are incorporated in this SAI by reference. No other portion of the Annual Report, however, is incorporated by reference. The prospectus for the Fund, dated the same date as this SAI, also is incorporated in this SAI by reference.

Strategist Tax-Free Income Fund, Inc.
    Strategist Tax-Free High Yield Fund


                                         TABLE OF CONTENTS


Mutual Fund Checklist...............................................p.3

Fundamental Investment Policies.....................................p.5

Investment Strategies and Types of Investments......................p.6

Information Regarding Risks and Investment Strategies...............p.8

Security Transactions..............................................p.28

Brokerage Commissions Paid to Brokers Affiliated with the Advisor..p.29

Performance Information............................................p.30

Valuing Fund Shares................................................p.32

Selling Shares.....................................................p.33

Capital Loss Carryover.............................................p.34

Taxes..............................................................p.34

Agreements.........................................................p.35

Organizational Information.........................................p.38

Board Members and Officers.........................................p.39

Compensation for Board Members.....................................p.43

Principal Holders of Securities....................................p.44

Independent Auditors...............................................p.44

Appendix:  Description of Ratings..................................p.45

MUTUAL FUND CHECKLIST
-------------------------------------------------------------------------------
|X|
      Mutual funds are NOT guaranteed or insured by any bank or government agency. You can lose money.
|X|
      Mutual funds ALWAYS carry investment risks. Some types carry more risk than others.
|X|
      A higher rate of return typically involves a higher risk of loss.
|X|
      Past performance is not a reliable indicator of future performance.
|X|
      ALL mutual funds have costs that lower investment return.
|X|
      Shop around. Compare a mutual fund with others of the same type before you buy.

OTHER IDEAS FOR SUCCESSFUL MUTUAL FUND INVESTING:

Develop a Financial Plan

Have a plan - even a simple plan can help you take control of your financial future.

Dollar-Cost Averaging

An investment technique that works well for many investors is one that eliminates random buy and sell decisions. One such system is dollar-cost averaging. Dollar-cost averaging involves building a portfolio through the investment of fixed amounts of money on a regular basis regardless of the price or market condition. This may enable an investor to smooth out the effects of the volatility of the financial markets. By using this strategy, more shares will be purchased when the price is low and less when the price is high. As the accompanying chart illustrates, dollar-cost averaging tends to keep the average price paid for the shares lower than the average market price of shares purchased, although there is no guarantee.

While this does not ensure a profit and does not protect against a loss if the market declines, it is an effective way for many shareholders who can continue investing through changing market conditions to accumulate shares to meet long-term goals.

Dollar-cost averaging:

-----------------------------------------------------
Regular           Market Price        Shares
Investment        of a Share          Acquired
-----------------------------------------------------
    $100               $6.00            16.7
     100                4.00            25.0
     100                4.00            25.0
     100                6.00            16.7
     100                5.00            20.0
   -----            --------          ------
    $500              $25.00           103.4

Average market price of a share over 5 periods:    $5.00 ($25.00 divided by 5)
The average price you paid for each share:         $4.84 ($500 divided by 103.4)

Diversify

Diversify your portfolio. By investing in different asset classes and different economic environments you help protect against poor performance in one type of investment while including investments most likely to help you achieve your important goals.

Understand Your Investment

Know what you are buying. Make sure you understand the potential risks, rewards, costs, and expenses associated with each of your investments.

--------------------------------------------------------------------------------
FUNDAMENTAL INVESTMENT POLICIES
--------------------------------------------------------------------------------

The Fund pursues its investment objective by investing all of its assets in a portfolio of the Trust, a separate investment company, rather than by directly investing in and managing its own portfolio of securities. The Portfolio has the same investment objectives, policies, and restrictions as the Fund.

Fundamental investment policies adopted by the Fund cannot be changed without the approval of a majority of the outstanding voting securities of the Fund as defined in the Investment Company Act of 1940, as amended (the 1940 Act).

Notwithstanding any of the Fund's other investment policies, the Fund may invest its assets in an open-end management investment company having substantially the same investment objectives, policies, and restrictions as the Fund for the purpose of having those assets managed as part of a combined pool.

The policies below are fundamental policies that apply to the Fund and may be changed only with shareholder approval. Unless holders of a majority of the outstanding voting securities agree to make the change, the Fund will not:

o Under normal market conditions, invest less than 80% of its net assets in bonds and notes issued by or on behalf of state and local governmental units whose interest, in the opinion of counsel for the issuer, is exempt from federal income tax and is not subject to the alternative minimum tax.

o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing.

o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation. For purposes of this policy, the terms of a municipal security determine the issuer.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o    Lend Fund securities in excess of 30% of its net assets.

INVESTMENT STRATEGIES AND TYPES OF INVESTMENTS
--------------------------------------------------------------------------------


This table shows various investment strategies and investments that many funds are allowed to engage in and purchase. It also lists certain percentage guidelines that are generally followed by the Fund's investment manager. This table is intended to show the breadth of investments that the investment manager may make on behalf of the Fund. For a description of principal risks, please see the prospectus. Notwithstanding the Fund's ability to utilize these strategies and techniques, the investment manager is not obligated to use them at any particular time. For example, even though the investment manager is authorized to adopt temporary defensive positions and is authorized to attempt to hedge against certain types of risk, these practices are left to the investment manager's sole discretion.


------------------------------------------------------- ------------------------
Investment strategies & types of investments:             Strategist Tax-Free
                                                            High Yield Fund

                                                             Allowable for
                                                               the Fund?
------------------------------------------------------- ------------------------
------------------------------------------------------- ------------------------
Agency and Government Securities                                  yes
------------------------------------------------------- ------------------------
------------------------------------------------------- ------------------------
Borrowing                                                         yes
------------------------------------------------------- ------------------------
------------------------------------------------------- ------------------------
Cash/Money Market Instruments                                     yes
------------------------------------------------------- ------------------------
------------------------------------------------------- ------------------------
Collateralized Bond Obligations                                   yes
------------------------------------------------------- ------------------------
------------------------------------------------------- ------------------------
Commercial Paper                                                  yes
------------------------------------------------------- ------------------------
------------------------------------------------------- ------------------------
Common Stock                                                       no
------------------------------------------------------- -----------------------
------------------------------------------------------- ------------------------
Convertible Securities                                            yes
------------------------------------------------------- ------------------------
------------------------------------------------------- ------------------------
Corporate Bonds                                                   yes
------------------------------------------------------- ------------------------
------------------------------------------------------- ------------------------
Debt Obligations                                                  yes
------------------------------------------------------- ------------------------
------------------------------------------------------- ------------------------
Depositary Receipts                                                no
------------------------------------------------------- ------------------------
------------------------------------------------------- ------------------------
Derivative Instruments                                            yes
------------------------------------------------------- ------------------------
------------------------------------------------------- ------------------------
Foreign Currency Transactions                                     yes
------------------------------------------------------- ------------------------
------------------------------------------------------- ------------------------
Foreign Securities                                                yes
------------------------------------------------------- ------------------------
------------------------------------------------------- ------------------------
High-Yield (High-Risk) Securities (Junk Bonds)                    yes
------------------------------------------------------- ------------------------
------------------------------------------------------- ------------------------
Illiquid and Restricted Securities                                yes
------------------------------------------------------- ------------------------
------------------------------------------------------- ------------------------
Indexed Securities                                                yes
------------------------------------------------------- ------------------------
------------------------------------------------------- ------------------------
Inverse Floaters                                                  yes
------------------------------------------------------- ------------------------
------------------------------------------------------- ------------------------
Investment Companies                                               no
------------------------------------------------------- ------------------------
------------------------------------------------------- ------------------------
Lending of Portfolio Securities                                   yes
------------------------------------------------------- ------------------------
------------------------------------------------------- ------------------------
Loan Participations                                               yes
------------------------------------------------------- ------------------------
------------------------------------------------------- ------------------------
Mortgage- and Asset-Backed Securities                             yes
------------------------------------------------------- ------------------------
------------------------------------------------------- ------------------------
Mortgage Dollar Rolls                                             yes
------------------------------------------------------- ------------------------
------------------------------------------------------- ------------------------
Municipal Obligations                                             yes
------------------------------------------------------- ------------------------
------------------------------------------------------- ------------------------
Preferred Stock                                                    no
------------------------------------------------------- ------------------------
------------------------------------------------------- ------------------------
Real Estate Investment Trusts                                     yes
------------------------------------------------------- ------------------------
------------------------------------------------------- ------------------------
Repurchase Agreements                                             yes
------------------------------------------------------- ------------------------
------------------------------------------------------- ------------------------
Reverse Repurchase Agreements                                     yes
------------------------------------------------------- ------------------------
------------------------------------------------------- ------------------------
Short Sales                                                        no
------------------------------------------------------- ------------------------
------------------------------------------------------- ------------------------
Sovereign Debt                                                    yes
------------------------------------------------------- ------------------------
------------------------------------------------------- ------------------------
Structured Products                                               yes
------------------------------------------------------- ------------------------
------------------------------------------------------- ------------------------
Variable- or Floating-Rate Securities                             yes
------------------------------------------------------- ------------------------
------------------------------------------------------- ------------------------
Warrants                                                          yes
------------------------------------------------------- ------------------------
------------------------------------------------------- ------------------------
When-Issued Securities                                            yes
------------------------------------------------------- ------------------------
------------------------------------------------------- ------------------------
Zero-Coupon, Step-Coupon, and Pay-in-Kind Securities              yes
------------------------------------------------------- ------------------------

The following are guidelines that may be changed by the board at any time:

o The Fund may invest more than 25% of its total assets in industrial revenue bonds, but it does not intend to invest more than 25% of its total assets in industrial revenue bonds issued for companies in the same industry or state.

o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o Short-term tax-exempt debt securities rated in the top two grades or the equivalent are used to meet daily cash needs and at various times to hold assets until better investment opportunities arise. Under extraordinary conditions where, in the opinion of the investment manager, appropriate short-term tax-exempt securities are not available, the Fund may invest up to 20% of its net assets in certain taxable investments for temporary defensive purposes.

o The Fund will not buy on margin or sell short, except the Fund may use derivative instruments.



o The Fund will not invest in voting securities, or securities of investment companies.



o Under normal market conditions, the Fund does not intend to commit more than 5% of its total assets to when-issued securities or forward commitments.

INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES

RISKS

The following is a summary of common risk characteristics. Following this summary is a description of certain investments and investment strategies and the risks most commonly associated with them (including certain risks not described below and, in some cases, a more comprehensive discussion of how the risks apply to a particular investment or investment strategy). Please remember that a mutual fund's risk profile is largely defined by the fund's primary securities and investment strategies. However, most mutual funds are allowed to use certain other strategies and investments that may have different risk characteristics. Some of these investments are speculative and involve a high degree of risk. Accordingly, one or more of the following types of risk will be associated with the Fund at any time (for a description of principal risks, please see the prospectus):

Call/Prepayment Risk

The risk that a bond or other security might be called (or otherwise converted, prepaid, or redeemed) before maturity. This type of risk is closely related to "reinvestment risk."

Credit Risk


The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation (such as payments due on a bond or a note). The price of junk bonds may react more to the ability of the issuing company to pay interest and principal when due than to changes in interest rates. They have greater price fluctuations and are more likely to experience a default.


Event Risk

Occasionally, the value of a security may be seriously and unexpectedly changed by a natural or industrial accident or occurrence.

Foreign Risk

The following are all components of foreign/emerging markets risk:

         Country risk includes the political, economic, and other conditions of a country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets.

         Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

         Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

         Emerging markets risk includes the dramatic pace of change (economic, social, and political) in emerging market countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.


Inflation Risk

Also known as purchasing power risk, inflation risk measures the effects of continually rising prices on investments. If an investment's yield is lower than the rate of inflation, your money will have less purchasing power as time goes on.

Interest Rate Risk

The risk of losses attributable to changes in interest rates. This term is generally associated with, but not limited to, bond prices (when interest rates rise, bond prices fall).

Issuer Risk

The risk that an issuer, or the value of its stocks or bonds, will perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

Legal/Legislative Risk

Congress and other governmental units have the power to change existing laws affecting securities. A change in law might affect an investment adversely.

Leverage Risk

Some derivative investments (such as options, futures, or options on futures) require little or no initial payment and base their price on a security, a currency, or an index. A small change in the value of the underlying security, currency, or index may cause a sizable gain or loss in the price of the instrument.

Liquidity Risk

Securities may be difficult or impossible to sell at the time that the Fund would like. The Fund may have to lower the selling price, sell other investments, or forego an investment opportunity.

Management Risk

The risk that a strategy or selection method utilized by the investment manager may fail to produce the intended result. When all other factors have been accounted for and the investment manager chooses an investment, there is always the possibility that the choice will be a poor one.

Market Risk

The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Reinvestment Risk

The risk that an investor will not be able to reinvest their income or principal at the same rate as it currently is earning.

Sector/Concentration Risk

Investments that are concentrated in a particular issuer, geographic region, or industry will be more susceptible to changes in price (the more you diversify, the more you spread risk).

Small Company Risk

Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. In addition, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less than is typical of larger companies.

INVESTMENT STRATEGIES

The following information supplements the discussion of the Fund's investment objectives, policies, and strategies that are described in the prospectus and in this SAI. The following describes many strategies that many mutual funds use and types of securities that they purchase. Please refer to the section entitled Investment Strategies and Types of Investments to see which are applicable to the Fund.

Agency and Government Securities

The U.S. government and its agencies issue many different types of securities. U.S. Treasury bonds, notes, and bills and securities including mortgage pass through certificates of the Government National Mortgage Association (GNMA) are guaranteed by the U.S. government. Other U.S. government securities are issued or guaranteed by federal agencies or government-sponsored enterprises but are not guaranteed by the U.S. government. This may increase the credit risk associated with these investments.

Government-sponsored entities issuing securities include privately owned, publicly chartered entities created to reduce borrowing costs for certain sectors of the economy, such as farmers, homeowners, and students. They include the Federal Farm Credit Bank System, Farm Credit Financial Assistance Corporation, Federal Home Loan Bank, FHLMC, FNMA, Student Loan Marketing Association (SLMA), and Resolution Trust Corporation (RTC). Government-sponsored entities may issue discount notes (with maturities ranging from overnight to 360 days) and bonds. Agency and government securities are subject to the same concerns as other debt obligations. (See also Debt Obligations and Mortgage- and Asset-Backed Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with agency and government securities include:
Call/Prepayment Risk, Inflation Risk, Interest Rate Risk, Management Risk, and Reinvestment Risk.

Borrowing


The Fund may borrow money from banks for temporary or emergency purposes and make other investments or engage in other transactions permissible under the 1940 Act that may be considered a borrowing (such as derivative instruments). Borrowings are subject to costs (in addition to any interest that may be paid) and typically reduce the Fund's total return. Except as qualified above, however, the Fund will not buy securities on margins.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with borrowing include: Inflation Risk and Management Risk.

Cash/Money Market Instruments

The Fund may maintain a portion of its assets in cash and cash-equivalent investments. Cash-equivalent investments include short-term U.S. and Canadian government securities and negotiable certificates of deposit, non-negotiable fixed-time deposits, bankers' acceptances, and letters of credit of banks or savings and loan associations having capital, surplus, and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. The Fund also may purchase short-term notes and obligations of U.S. and foreign banks and corporations and may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial banks. (See also Commercial Paper, Debt Obligations, Repurchase Agreements, and Variable- or Floating-Rate Securities.) These types of instruments generally offer low rates of return and subject the Fund to certain costs and expenses.

See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with cash/money market instruments include: Credit Risk, Inflation Risk, and Management Risk.

Collateralized Bond Obligations

Collateralized bond obligations (CBOs) are investment grade bonds backed by a pool of junk bonds. CBOs are similar in concept to collateralized mortgage obligations (CMOs), but differ in that CBOs represent different degrees of credit quality rather than different maturities. (See also Mortgage- and Asset-Backed Securities.) Underwriters of CBOs package a large and diversified pool of high-risk, high-yield junk bonds, which is then separated into "tiers." Typically, the first tier represents the higher quality collateral and pays the lowest interest rate; the second tier is backed by riskier bonds and pays a higher rate; the third tier represents the lowest credit quality and instead of receiving a fixed interest rate receives the residual interest payments--money that is left over after the higher tiers have been paid. CBOs, like CMOs, are substantially overcollateralized and this, plus the diversification of the pool backing them earns them investment-grade bond ratings. Holders of third-tier CBOs stand to earn high yields or less money depending on the rate of defaults in the collateral pool. (See also High-Yield (High-Risk) Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with CBOs include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, and Management Risk.

Commercial Paper

Commercial paper is a short-term debt obligation with a maturity ranging from 2 to 270 days issued by banks, corporations, and other borrowers. It is sold to investors with temporary idle cash as a way to increase returns on a short-term basis. These instruments are generally unsecured, which increases the credit risk associated with this type of investment. (See also Debt Obligations and Illiquid and Restricted Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with commercial paper include: Credit Risk, Liquidity Risk, and Management Risk.

Common Stock

Common stock represents units of ownership in a corporation. Owners typically are entitled to vote on the selection of directors and other important matters as well as to receive dividends on their holdings. In the event that a corporation is liquidated, the claims of secured and unsecured creditors and owners of bonds and preferred stock take precedence over the claims of those who own common stock.

The price of a common stock is generally determined by corporate earnings, type of products or services offered, projected growth rates, experience of management, liquidity, and general market conditions for the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with common stock include: Issuer Risk, Management Risk, Market Risk, and Small Company Risk.

Convertible Securities

Convertible securities are bonds, debentures, notes, preferred stocks, or other securities that may be converted into common stock of the same or a different issuer within a particular period of time at a specified price. Some convertible securities, such as preferred equity-redemption cumulative stock (PERCs), have mandatory conversion features. Others are voluntary. A convertible security entitles the holder to receive interest normally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Convertible securities have unique investment characteristics in that they generally (i) have higher yields than common stocks but lower yields than comparable non-convertible securities, (ii) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics, and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases.

The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with convertible securities include: Call/Prepayment Risk, Interest Rate Risk, Issuer Risk, Management Risk, Market Risk, and Reinvestment Risk.

Corporate Bonds

Corporate bonds are debt obligations issued by private corporations, as distinct from bonds issued by a government agency or a municipality. Corporate bonds typically have four distinguishing features: (1) they are taxable; (2) they have a par value of $1000; (3) they have a term maturity, which means they come due all at once; and (4) many are traded on major exchanges. Corporate bonds are subject to the same concerns as other debt obligations. (See also Debt Obligations and High-Yield (High-Risk) Securities.)

Corporate bonds may be either secured or unsecured. Unsecured corporate bonds are generally referred to as "debentures." See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with corporate bonds include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Issuer Risk, Management Risk, and Reinvestment Risk.

Debt Obligations

Many different types of debt obligations exist (for example, bills, bonds, or notes). Issuers of debt obligations have a contractual obligation to pay interest at a specified rate on specified dates and to repay principal on a specified maturity date. Certain debt obligations (usually intermediate- and long-term bonds) have provisions that allow the issuer to redeem or "call" a bond before its maturity. Issuers are most likely to call these securities during periods of falling interest rates. When this happens, an investor may have to replace these securities with lower yielding securities, which could result in a lower return.

The market value of debt obligations is affected primarily by changes in prevailing interest rates and the issuers perceived ability to repay the debt. The market value of a debt obligation generally reacts inversely to interest rate changes. When prevailing interest rates decline, the price usually rises, and when prevailing interest rates rise, the price usually declines.

In general, the longer the maturity of a debt obligation, the higher its yield and the greater the sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability.

As noted, the values of debt obligations also may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the quality rating of a security, the higher the degree of risk as to the payment of interest and return of principal. To compensate investors for taking on such increased risk, those issuers deemed to be less creditworthy generally must offer their investors higher interest rates than do issuers with better credit ratings. (See also Agency and Government Securities, Corporate Bonds, and High-Yield (High-Risk) Securities.)

See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with debt obligations include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Issuer Risk, Management Risk, and Reinvestment Risk.

Depositary Receipts

Some foreign securities are traded in the form of American Depositary Receipts
(ADRs). ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities of foreign issuers. European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are receipts typically issued by foreign banks or trust companies, evidencing ownership of underlying securities issued by either a foreign or U.S. issuer. Generally, depositary receipts in registered form are designed for use in the U.S. and depositary receipts in bearer form are designed for use in securities markets outside the U.S. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary receipts involve the risks of other investments in foreign securities. (See also Common Stock and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with depositary receipts include: Foreign/Emerging Markets Risk, Issuer Risk, Management Risk, and Market Risk.

Derivative Instruments

Derivative instruments are commonly defined to include securities or contracts whose values depend on (or "derive" from) the value of one or more other assets, such as securities, currencies, or commodities.

A derivative instrument generally consists of, is based upon, or exhibits characteristics similar to options or forward contracts. Such instruments may be used to maintain cash reserves while remaining fully invested, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, or to pursue higher investment returns. Derivative instruments are characterized by requiring little or no initial payment. Their value changes daily based on a security, a currency, a group of securities or currencies, or an index. A small change in the value of the underlying security, currency, or index can cause a sizable gain or loss in the price of the derivative instrument.

Options and forward contracts are considered to be the basic "building blocks" of derivatives. For example, forward-based derivatives include forward contracts, swap contracts, and exchange-traded futures. Forward-based derivatives are sometimes referred to generically as "futures contracts." Option-based derivatives include privately negotiated, over-the-counter (OTC) options (including caps, floors, collars, and options on futures) and exchange-traded options on futures. Diverse types of derivatives may be created by combining options or futures in different ways, and by applying these structures to a wide range of underlying assets.

      Options. An option is a contract. A person who buys a call option for a security has the right to buy the security at a set price for the length of the contract. A person who sells a call option is called a writer. The writer of a call option agrees to sell the security at the set price when the buyer wants to exercise the option, no matter what the market price of the security is at that time. A person who buys a put option has the right to sell a security at a set price for the length of the contract. A person who writes a put option agrees to buy the security at the set price if the purchaser wants to exercise the option, no matter what the market price of the security is at that time. An option is covered if the writer owns the security (in the case of a call) or sets aside the cash or securities of equivalent value (in the case of a put) that would be required upon exercise.

The price paid by the buyer for an option is called a premium. In addition to the premium, the buyer generally pays a broker a commission. The writer receives a premium, less another commission, at the time the option is written. The premium received by the writer is retained whether or not the option is exercised. A writer of a call option may have to sell the security for a below-market price if the market price rises above the exercise price. A writer of a put option may have to pay an above-market price for the security if its market price decreases below the exercise price. The risk of the writer is potentially unlimited, unless the option is covered.

When an option is purchased, the buyer pays a premium and a commission. It then pays a second commission on the purchase or sale of the underlying security when the option is exercised. For record keeping and tax purposes, the price obtained on the purchase of the underlying security is the combination of the exercise price, the premium, and both commissions.

One of the risks an investor assumes when it buys an option is the loss of the premium. To be beneficial to the investor, the price of the underlying security must change within the time set by the option contract. Furthermore, the change must be sufficient to cover the premium paid, the commissions paid both in the acquisition of the option and in a closing transaction or in the exercise of the option and sale (in the case of a call) or purchase (in the case of a put) of the underlying security. Even then, the price change in the underlying security does not ensure a profit since prices in the option market may not reflect such a change.

Options on many securities are listed on options exchanges. If the Fund writes listed options, it will follow the rules of the options exchange. Options are valued at the close of the New York Stock Exchange. An option listed on a national exchange, CBOE, or NASDAQ will be valued at the last quoted sales price or, if such a price is not readily available, at the mean of the last bid and ask prices.

Options on certain securities are not actively traded on any exchange, but may be entered into directly with a dealer. These options may be more difficult to close. If an investor is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the call written by the investor expires or is exercised.

      Futures Contracts. A futures contract is a sales contract between a buyer (holding the "long" position) and a seller (holding the "short" position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. Many futures contracts trade in a manner similar to the way a stock trades on a stock exchange and the commodity exchanges.

Generally, a futures contract is terminated by entering into an offsetting transaction. An offsetting transaction is effected by an investor taking an opposite position. At the time a futures contract is made, a good faith deposit called initial margin is set up. Daily thereafter, the futures contract is valued and the payment of variation margin is required so that each day an investor would pay out cash in an amount equal to any decline in the contract's value or receive cash equal to any increase. At the time a futures contract is closed out, a nominal commission is paid, which is generally lower than the commission on a comparable transaction in the cash market.

      Options on Futures Contracts. Options on futures contracts give the holder a right to buy or sell futures contracts in the future. Unlike a futures contract, which requires the parties to the contract to buy and sell a security on a set date, an option on a futures contract merely entitles its holder to decide on or before a future date (within nine months of the date of issue) whether to enter into a contract. If the holder decides not to enter into the contract, all that is lost is the amount (premium) paid for the option. Further, because the value of the option is fixed at the point of sale, there are no daily payments of cash to reflect the change in the value of the underlying contract. However, since an option gives the buyer the right to enter into a contract at a set price for a fixed period of time, its value does change daily.

One of the risks in buying an option on a futures contract is the loss of the premium paid for the option. The risk involved in writing options on futures contracts an investor owns, or on securities held in its portfolio, is that there could be an increase in the market value of these contracts or securities. If that occurred, the option would be exercised and the asset sold at a lower price than the cash market price. To some extent, the risk of not realizing a gain could be reduced by entering into a closing transaction. An investor could enter into a closing transaction by purchasing an option with the same terms as the one previously sold. The cost to close the option and terminate the investor's obligation, however, might still result in a loss. Further, the investor might not be able to close the option because of insufficient activity in the options market. Purchasing options also limits the use of monies that might otherwise be available for long-term investments.

      Options on Stock Indexes. Options on stock indexes are securities traded on national securities exchanges. An option on a stock index is similar to an option on a futures contract except all settlements are in cash. A fund exercising a put, for example, would receive the difference between the exercise price and the current index level.

      Tax Treatment. As permitted under federal income tax laws and to the extent the Fund is allowed to invest in futures contacts, the Fund intends to identify futures contracts as mixed straddles and not mark them to market, that is, not treat them as having been sold at the end of the year at market value. Such an election may result in the Fund being required to defer recognizing losses incurred by entering into futures contracts and losses on underlying securities identified as being hedged against.

Federal income tax treatment of gains or losses from transactions in options on futures contracts and indexes will depend on whether the option is a section 1256 contract. If the option is a non-equity option, the Fund will either make a 1256(d) election and treat the option as a mixed straddle or mark to market the option at fiscal year end and treat the gain/loss as 40% short-term and 60% long-term. Certain provisions of the Internal Revenue Code also may limit the Fund's ability to engage in futures contracts and related options transactions. For example, at the close of each quarter of the Fund's taxable year, at least 50% of the value of its assets must consist of cash, government securities and other securities, subject to certain diversification requirements.

The IRS has ruled publicly that an exchange-traded call option is a security for purposes of the 50%-of-assets test and that its issuer is the issuer of the underlying security, not the writer of the option, for purposes of the diversification requirements.

Accounting for futures contracts will be according to generally accepted accounting principles. Initial margin deposits will be recognized as assets due from a broker (the Fund's agent in acquiring the futures position). During the period the futures contract is open, changes in value of the contract will be recognized as unrealized gains or losses by marking to market on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments will be made or received depending upon whether gains or losses are incurred. All contracts and options will be valued at the last-quoted sales price on their primary exchange.

Other Risks of Derivatives.

Derivatives are risky investments.

The primary risk of derivatives is the same as the risk of the underlying asset, namely that the value of the underlying asset may go up or down. Adverse movements in the value of an underlying asset can expose an investor to losses. Derivative instruments may include elements of leverage and, accordingly, the fluctuation of the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the investment manager's ability to predict movements of the securities, currencies, and commodity markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy will succeed.

Another risk is the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivative instruments is generally less than for privately-negotiated or OTC derivative instruments, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately-negotiated instruments, there is no similar clearing agency guarantee. In all transactions, an investor will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transaction and possibly other losses.

When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged for any change in the price of the underlying asset. With an imperfect hedge, the values of the derivative instrument and its hedge are not perfectly correlated. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investment, the hedge would not be perfectly correlated. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded.

Derivatives also are subject to the risk that they cannot be sold, closed out, or replaced quickly at or very close to their fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction.

Another risk is caused by the legal unenforcibility of a party's obligations under the derivative. A counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

(See also Foreign Currency Transactions.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with derivative instruments include: Leverage Risk, Liquidity Risk, and Management Risk.

Foreign Currency Transactions

Since investments in foreign countries usually involve currencies of foreign countries, the value of the Fund's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. Also, the Fund may incur costs in connection with conversions between various currencies. Currency exchange rates may fluctuate significantly over short periods of time causing the Fund's NAV to fluctuate. Currency exchange rates are generally determined by the forces of supply and demand in the foreign exchange markets, actual or anticipated changes in interest rates, and other complex factors. Currency exchange rates also can be affected by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments.

(See also Derivative Instruments and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign currency transactions include: Correlation Risk, Interest Rate Risk, Leverage Risk, Liquidity Risk, and Management Risk.

Foreign Securities and Domestic Companies with Foreign Operations

Investors should recognize that investing in foreign securities involves special risks, including those set forth below, which are not typically associated with investing in U.S. securities. Foreign companies are not generally subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic companies. Additionally, many foreign stock markets, while growing in volume of trading activity, have substantially less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than the volume and liquidity in the U.S. and, at times, volatility of price can be greater than in the U.S. Further, foreign markets have different clearance, settlement, registration, and communication procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions making it difficult to conduct such transactions. Delays in such procedures could result in temporary periods when assets are uninvested and no return is earned on them. The inability of an investor to make intended security purchases due to such problems could cause the investor to miss attractive investment opportunities. Payment for securities without delivery may be required in certain foreign markets and, when participating in new issues, some foreign countries require payment to be made in advance of issuance (at the time of issuance, the market value of the security may be more or less than the purchase price). Some foreign markets also have compulsory depositories (i.e., an investor does not have a choice as to where the securities are held). Fixed commissions on some foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Further, an investor may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. There is generally less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in the U.S. It may be more difficult for an investor's agents to keep currently informed about corporate actions such as stock dividends or other matters that may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., thus increasing the risk of delays or loss of certificates for portfolio securities. In addition, with respect to certain foreign countries, there is the possibility of nationalization, expropriation, the imposition of withholding or confiscatory taxes, political, social, or economic instability, diplomatic developments that could affect investments in those countries, or other unforeseen actions by regulatory bodies (such as changes to settlement or custody procedures).

The expected introduction of a single currency, the euro, on January 1, 1999 for participating European nations in the Economic and Monetary Union ("EU") presents unique uncertainties, including whether the payment and operational systems of banks and other financial institutions will be ready by the scheduled launch date; the creation of suitable clearing and settlement payment systems for the new currency; the legal treatment of certain outstanding financial contracts after January 1, 1999 that refer to existing currencies rather than the euro; the establishment and maintenance of exchange rates; the fluctuation of the euro relative to non-euro currencies during the transaction period from January 1, 1999 to December 31, 2000 and beyond; whether the interest rate, tax or labor regimes of European countries participating in the euro will converge over time; and whether the conversion of the currencies of other EU countries such as the United Kingdom, Denmark, and Greece into the euro and the admission of other non-EU countries such as Poland, Latvia, and Lithuania as members of the EU may have an impact on the euro.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign securities include: Foreign/Emerging Markets Risk, Issuer Risk, and Management Risk.

High-Yield (High-Risk) Securities (Junk Bonds)

High yield (high-risk) securities are sometimes referred to as "junk bonds." They are non-investment grade (lower quality) securities that have speculative characteristics. Lower quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. They are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below.

See the appendix for a discussion of securities ratings. (See also Debt Obligations.)

The lower-quality and comparable unrated security market is relatively new and its growth has paralleled a long economic expansion. As a result, it is not clear how this market may withstand a prolonged recession or economic downturn. Such conditions could severely disrupt the market for and adversely affect the value of such securities.

All interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of lower-quality and comparable unrated securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality and comparable unrated securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-quality securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer's ability to service its debt obligations also may be adversely affected by specific corporate developments, the issuer's inability to meet specific projected business forecast, or the unavailability of additional financing. The risk of loss due to default by an issuer of these securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a lower quality security defaulted, an investor might incur additional expenses to seek recovery.

Credit ratings issued by credit rating agencies are designed to evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of lower-quality securities and, therefore, may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the securities. Consequently, credit ratings are used only as a preliminary indicator of investment quality.

An investor may have difficulty disposing of certain lower-quality and comparable unrated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all lower quality and comparable unrated securities, there is no established retail secondary market for many of these securities. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. The lack of a liquid secondary market for certain securities also may make it more difficult for an investor to obtain accurate market quotations. Market quotations are generally available on many lower-quality and comparable unrated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

Legislation may be adopted from time to time designed to limit the use of certain lower quality and comparable unrated securities by certain issuers.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with high-yield (high-risk) securities include:
Call/Prepayment Risk, Credit Risk, Currency Risk, Interest Rate Risk, and Management Risk.

Illiquid and Restricted Securities

The Fund may invest in illiquid securities (i.e., securities that are not readily marketable). These securities may include, but are not limited to, certain securities that are subject to legal or contractual restrictions on resale, certain repurchase agreements, and derivative instruments.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with illiquid and restricted securities include:
Liquidity Risk and Management Risk.

Indexed Securities

The value of indexed securities is linked to currencies, interest rates, commodities, indexes, or other financial indicators. Most indexed securities are short- to intermediate-term fixed income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. Indexed securities may be more volatile than the underlying instrument itself and they may be less liquid than the securities represented by the index. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with indexed securities include: Liquidity Risk, Management Risk, and Market Risk.

Inverse Floaters

Inverse floaters are created by underwriters using the interest payment on securities. A portion of the interest received is paid to holders of instruments based on current interest rates for short-term securities. The remainder, minus a servicing fee, is paid to holders of inverse floaters. As interest rates go down, the holders of the inverse floaters receive more income and an increase in the price for the inverse floaters. As interest rates go up, the holders of the inverse floaters receive less income and a decrease in the price for the inverse floaters. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with inverse floaters include: Interest Rate Risk and Management Risk.

Investment Companies

The Fund may invest in securities issued by registered and unregistered investment companies. These investments may involve the duplication of advisory fees and certain other expenses.

Although one or more of the other risks described in this SAI may apply, the largest risk associated with the securities of other investment companies includes: Management Risk and Market Risk.

Lending of Portfolio Securities

The Fund may lend certain of its portfolio securities to broker-dealers. The current policy of the Fund's board is to make these loans, either long- or short-term, to broker-dealers. In making loans, the Fund receives the market price in cash, U.S. government securities, letters of credit, or such other collateral as may be permitted by regulatory agencies and approved by the board. If the market price of the loaned securities goes up, an investor will get additional collateral on a daily basis. The risks are that the borrower may not provide additional collateral when required or return the securities when due. During the existence of the loan, the Fund receives cash payments equivalent to all interest or other distributions paid on the loaned securities. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or money market instruments held as collateral to the borrower or placing broker. The Fund will receive reasonable interest on the loan or a flat fee from the borrower and amounts equivalent to any dividends, interest, or other distributions on the securities loaned.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with the lending of portfolio securities include:
Credit Risk and Management Risk.

Loan Participations

Loans, loan participations, and interests in securitized loan pools are interests in amounts owed by a corporate, governmental, or other borrower to a lender or consortium of lenders (typically banks, insurance companies, investment banks, government agencies, or international agencies). Loans involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to an investor in the event of fraud or misrepresentation.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with loan participations include: Credit Risk and Management Risk.

Mortgage- and Asset-Backed Securities

Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and Collateralized Mortgage Obligations (CMOs). These securities may be issued or guaranteed by U.S. government agencies or instrumentalities (see also Agency and Government Securities), or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Mortgage-backed securities issued by private lenders may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement.

Stripped mortgage-backed securities are a type of mortgage-backed security that receive differing proportions of the interest and principal payments from the underlying assets. Generally, there are two classes of stripped mortgage-backed securities: Interest Only (IO) and Principal Only (PO). IOs entitle the holder to receive distributions consisting of all or a portion of the interest on the underlying pool of mortgage loans or mortgage-backed securities. POs entitle the holder to receive distributions consisting of all or a portion of the principal of the underlying pool of mortgage loans or mortgage-backed securities. The cash flows and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. A slow rate of principal payments may adversely affect the yield to maturity of POs. If prepayments of principal are greater than anticipated, an investor in IOs may incur substantial losses. If prepayments of principal are slower than anticipated, the yield on a PO will be affected more severely than would be the case with a traditional mortgage-backed security.

CMOs are hybrid mortgage-related instruments secured by pools of mortgage loans or other mortgage-related securities, such as mortgage pass through securities or stripped mortgage-backed securities. CMOs may be structured into multiple classes, often referred to as "tranches," with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than its stated maturity.

The yield characteristics of mortgage-backed securities differ from those of other debt securities. Among the differences are that interest and principal payments are made more frequently on mortgage-backed securities, usually monthly, and principal may be repaid at any time. These factors may reduce the expected yield.

Asset-backed securities have structural characteristics similar to mortgage-backed securities. Asset-backed debt obligations represent direct or indirect participation in, or secured by and payable from, assets such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property, and receivables from credit card or other revolving credit arrangements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Payments or distributions of principal and interest on asset-backed debt obligations may be supported by non-governmental credit enhancements including letters of credit, reserve funds, overcollateralization, and guarantees by third parties. The market for privately issued asset-backed debt obligations is smaller and less liquid than the market for government sponsored mortgage-backed securities. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage- and asset-backed securities include:
Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Liquidity Risk, and Management Risk.

Mortgage Dollar Rolls

Mortgage dollar rolls are investments whereby an investor would sell mortgage-backed securities for delivery in the current month and simultaneously contract to purchase substantially similar securities on a specified future date. While an investor would forego principal and interest paid on the mortgage-backed securities during the roll period, the investor would be compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. The investor also could be compensated through the receipt of fee income equivalent to a lower forward price.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage dollar rolls include: Credit Risk, Interest Rate Risk, and Management Risk.

Municipal Obligations

Municipal obligations include debt obligations issued by or on behalf of states, territories, or possessions of the United States (including the District of Columbia). The interest on these obligations is generally exempt from federal income tax. Municipal obligations are generally classified as either "general obligations" or "revenue obligations."

General obligation bonds are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of interest and principal. Revenue bonds are payable only from the revenues derived from a project or facility or from the proceeds of a specified revenue source. Industrial development bonds are generally revenue bonds secured by payments from and the credit of private users. Municipal notes are issued to meet the short-term funding requirements of state, regional, and local governments. Municipal notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax and revenue anticipation notes, construction loan notes, short-term discount notes, tax-exempt commercial paper, demand notes, and similar instruments.


Municipal lease obligations may take the form of a lease, an installment purchase, or a conditional sales contract. They are issued by state and local governments and authorities to acquire land, equipment, and facilities. An investor may purchase these obligations directly, or it may purchase participation interests in such obligations. Municipal leases may be subject to greater risks than general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet in order to issue municipal obligations. Municipal leases may contain a covenant by the state or municipality to budget for and make payments due under the obligation. Certain municipal leases may, however, provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year.

Yields on municipal bonds and notes depend on a variety of factors, including money market conditions, municipal bond market conditions, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The municipal bond market has a large number of different issuers, many having smaller sized bond issues, and a wide choice of different maturities within each issue. For these reasons, most municipal bonds do not trade on a daily basis and many trade only rarely. Because many of these bonds trade infrequently, the spread between the bid and offer may be wider and the time needed to develop a bid or an offer may be longer than other security markets. See the appendix for a discussion of securities ratings. (See also Debt Obligations.)


Although one or more of the other risks described in this SAI may apply, the largest risks associated with municipal obligations include: Credit Risk, Event Risk, Inflation Risk, Interest Rate Risk, Legal/Legislative Risk, and Market Risk.

Preferred Stock

Preferred stock is a type of stock that pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights.

The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with preferred stock include: Issuer Risk, Management Risk, and Market Risk.

Real Estate Investment Trusts

Real estate investment trusts (REITs) are entities that manage a portfolio of real estate to earn profits for their shareholders. REITs can make investments in real estate such as shopping centers, nursing homes, office buildings, apartment complexes, and hotels. REITs can be subject to extreme volatility due to fluctuations in the demand for real estate, changes in interest rates, and adverse economic conditions. Additionally, the failure of a REIT to continue to qualify as a REIT for tax purposes can materially affect its value.

Although one or more of the other risks described in this SAI may apply, the largest associated with REITs include: Issuer Risk, Management Risk, and Market Risk.

Repurchase Agreements

The Fund may enter into repurchase agreements with certain banks or non-bank dealers. In a repurchase agreement, the Fund buys a security at one price, and at the time of sale, the seller agrees to repurchase the obligation at a mutually agreed upon time and price (usually within seven days). The repurchase agreement, thereby, determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. Repurchase agreements could involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. A specific risk of a repurchase agreement is that if the seller seeks the protection of bankruptcy laws, the Fund's ability to liquidate the security involved could be impaired.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with repurchase agreements include: Credit Risk and Management Risk.

Reverse Repurchase Agreements

In a reverse repurchase agreement, the investor would sell a security and enter into an agreement to repurchase the security at a specified future date and price. The investor generally retains the right to interest and principal payments on the security. Since the investor receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with reverse repurchase agreements include: Credit Risk, Interest Rate Risk, and Management Risk.

Short Sales

With short sales, an investor sells a security that it does not own in anticipation of a decline in the market value of the security. To complete the transaction, the investor must borrow the security to make delivery to the buyer. The investor is obligated to replace the security that was borrowed by purchasing it at the market price on the replacement date. The price at such time may be more or less than the price at which the investor sold the security. A fund that is allowed to utilize short sales will designate cash or liquid securities to cover its open short positions. Those funds also may engage in "short sales against the box," a form of short-selling that involves selling a security that an investor owns (or has an unconditioned right to purchase) for delivery at a specified date in the future. This technique allows an investor to hedge protectively against anticipated declines in the market of its securities or to defer an unrealized gain. If the value of the securities sold short increased prior to the scheduled delivery date, the investor loses the opportunity to participate in the gain.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with short sales include: Management Risk and Market Risk.

Sovereign Debt

A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward international lenders, and the political constraints to which a sovereign debtor may be subject. (See also Foreign Securities.)

With respect to sovereign debt of emerging market issuers, investors should be aware that certain emerging market countries are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt.

Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis that led to defaults and the restructuring of certain indebtedness.

Sovereign debt includes Brady Bonds, which are securities issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with sovereign debt include: Credit Risk, Foreign/Emerging Markets Risk, and Management Risk.

Structured Products

Structured products are over-the-counter financial instruments created specifically to meet the needs of one or a small number of investors. The instrument may consist of a warrant, an option, or a forward contract embedded in a note or any of a wide variety of debt, equity, and/or currency combinations. Risks of structured products include the inability to close such instruments, rapid changes in the market, and defaults by other parties. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with structured products include: Credit Risk, Liquidity Risk, and Management Risk.

Variable- or Floating-Rate Securities

The Fund may invest in securities that offer a variable- or floating-rate of interest. Variable-rate securities provide for automatic establishment of a new interest rate at fixed intervals (e.g., daily, monthly, semi-annually, etc.). Floating-rate securities generally provide for automatic adjustment of the interest rate whenever some specified interest rate index changes.

Variable- or floating-rate securities frequently include a demand feature enabling the holder to sell the securities to the issuer at par. In many cases, the demand feature can be exercised at any time. Some securities that do not have variable or floating interest rates may be accompanied by puts producing similar results and price characteristics.

Variable-rate demand notes include master demand notes that are obligations that permit the Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded. There generally is not an established secondary market for these obligations. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and may involve heightened risk of default by the issuer.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with variable- or floating-rate securities include:
Credit Risk and Management Risk.

Warrants

Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights and they do not represent any rights in the assets of the issuer. Warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with warrants include: Management Risk and Market Risk.

When-Issued Securities

These instruments are contracts to purchase securities for a fixed price at a future date beyond normal settlement time (when-issued securities or forward commitments). The price of debt obligations purchased on a when-issued basis, which may be expressed in yield terms, generally is fixed at the time the commitment to purchase is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within 45 days of the purchase although in some cases settlement may take longer. The investor does not pay for the securities or receive dividends or interest on them until the contractual settlement date. Such instruments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the investor's other assets.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with when-issued securities include: Credit Risk and Management Risk.

Zero-Coupon, Step-Coupon, and Pay-in-Kind Securities

These securities are debt obligations that do not make regular cash interest payments (see also Debt Obligations). Zero-coupon and step-coupon securities are sold at a deep discount to their face value because they do not pay interest until maturity. Pay-in-kind securities pay interest through the issuance of additional securities. Because these securities do not pay current cash income, the price of these securities can be extremely volatile when interest rates fluctuate.
See the appendix for a discussion of securities ratings.

Although  one or more of the other risks  described  in this SAI may apply,  the
largest  risks  associated  with  zero-coupon,   step-coupon,   and  pay-in-kind
securities include: Credit Risk, Interest Rate Risk, and Management Risk.

SECURITY TRANSACTIONS
--------------------------------------------------------------------------------

Subject to policies set by the board, AEFC is authorized to determine, consistent with the Fund's investment goal and policies, which securities will be purchased, held, or sold. In determining where the buy and sell orders are to be placed, AEFC has been directed to use its best efforts to obtain the best available price and the most favorable execution except where otherwise authorized by the board. In selecting broker-dealers to execute transactions, AEFC may consider the price of the security, including commission or mark-up, the size and difficulty of the order, the reliability, integrity, financial soundness, and general operation and execution capabilities of the broker, the broker's expertise in particular markets, and research services provided by the broker.

AEFC has a strict Code of Ethics that prohibits its affiliated personnel from engaging in personal investment activities that compete with or attempt to take advantage of planned portfolio transactions for any fund or trust for which it acts as investment manager.

The Fund's securities may be traded on a principal rather than an agency basis. In other words, AEFC will trade directly with the issuer or with a dealer who buys or sells for its own account, rather than acting on behalf of another client. AEFC does not pay the dealer commissions. Instead, the dealer's profit, if any, is the difference, or spread, between the dealer's purchase and sale price for the security.

On occasion, it may be desirable to compensate a broker for research services or for brokerage services by paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge. The board has adopted a policy authorizing AEFC to do so to the extent authorized by law, if AEFC determines, in good faith, that such commission is reasonable in relation to the value of the brokerage or research services provided by a broker or dealer, viewed either in the light of that transaction or AEFC's overall responsibilities with respect to the Fund and the other funds and trusts in the IDS MUTUAL FUND GROUP for which it acts as investment manager.

Research provided by brokers supplements AEFC's own research activities. Such services include economic data on, and analysis of, U.S. and foreign economies; information on specific industries; information about specific companies, including earnings estimates; purchase recommendations for stocks and bonds; portfolio strategy services; political, economic, business, and industry trend assessments; historical statistical information; market data services providing information on specific issues and prices; and technical analysis of various aspects of the securities markets, including technical charts. Research services may take the form of written reports, computer software, or personal contact by telephone or at seminars or other meetings. AEFC has obtained, and in the future may obtain, computer hardware from brokers, including but not limited to personal computers that will be used exclusively for investment decision-making purposes, which include the research, portfolio management, and trading functions and other services to the extent permitted under an interpretation by the SEC.

When paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge, AEFC must follow procedures authorized by the board. To date, three procedures have been authorized. One procedure permits AEFC to direct an order to buy or sell a security traded on a national securities exchange to a specific broker for research services it has provided. The second procedure permits AEFC, in order to obtain research, to direct an order on an agency basis to buy or sell a security traded in the over-the-counter market to a firm that does not make a market in that security. The commission paid generally includes compensation for research services. The third procedure permits AEFC, in order to obtain research and brokerage services, to cause the Fund to pay a commission in excess of the amount another broker might have charged. AEFC has advised the Fund that it is necessary to do business with a number of brokerage firms on a continuing basis to obtain such services as the handling of large orders, the willingness of a broker to risk its own money by taking a position in a security, and the specialized handling of a particular group of securities that only certain brokers may be able to offer. As a result of this arrangement, some portfolio transactions may not be effected at the lowest commission, but AEFC believes it may obtain better overall execution. AEFC has represented that under all three procedures the amount of commission paid will be reasonable and competitive in relation to the value of the brokerage services performed or research provided.

All other transactions will be placed on the basis of obtaining the best available price and the most favorable execution. In so doing, if in the professional opinion of the person responsible for selecting the broker or dealer, several firms can execute the transaction on the same basis, consideration will be given by such person to those firms offering research services. Such services may be used by AEFC in providing advice to all the funds in the IDS MUTUAL FUND GROUP even though it is not possible to relate the benefits to any particular fund.

Each investment decision made for the Fund is made independently from any decision made for another portfolio, fund, or other account advised by AEFC or any of its subsidiaries. When the Fund buys or sells the same security as another portfolio, fund, or account, AEFC carries out the purchase or sale in a way the Fund agrees in advance is fair. Although sharing in large transactions may adversely affect the price or volume purchased or sold by the Fund, the Fund hopes to gain an overall advantage in execution.

On a periodic basis, AEFC makes a comprehensive review of the broker-dealers and the overall reasonableness of their commissions. The review evaluates execution, operational efficiency, and research services.


The Fund paid total brokerage commissions of $0 for fiscal year ended Nov. 30, 1998, $0 for fiscal year 1997, and $150,492 for fiscal period from May 13, 1996 (commencement of operations) to Nov. 30, 1996. Substantially all firms through whom transactions were executed provide research services.


No transactions were directed to brokers because of research services they provided to the Fund.

As of the end of the most recent fiscal year, the Fund held no securities of its regular brokers or dealers or of the parent of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities.


The portfolio turnover rate was 14% in the most recent fiscal year, and 4% in the year before.


BROKERAGE COMMISSIONS PAID TO BROKERS AFFILIATED WITH THE ADVISOR
-------------------------------------------------------------------------------

Affiliates of American Express Company (of which the Advisor is a wholly-owned subsidiary) may engage in brokerage and other securities transactions on behalf of the Fund according to procedures adopted by the board and to the extent consistent with applicable provisions of the federal securities laws. The Advisor will use an American Express affiliate only if (i) the Advisor determines that the Fund will receive prices and executions at least as favorable as those offered by qualified independent brokers performing similar brokerage and other services for the Fund and (ii) the affiliate charges the Fund commission rates consistent with those the affiliate charges comparable unaffiliated customers in similar transactions and if such use is consistent with terms of the Investment Management Services Agreement.

No brokerage commissions were paid to brokers affiliated with the Advisor for the three most recent fiscal years.

PERFORMANCE INFORMATION
-------------------------------------------------------------------------------

The Fund may quote various performance figures to illustrate past performance. Average annual total return and current yield quotations, if applicable, used by the Fund are based on standardized methods of computing performance as required by the SEC. An explanation of the methods used by the Fund to compute performance follows.

Average annual total return

The Fund may calculate average annual total return for certain periods by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                           P(1+T)n = ERV

where:           P =  a hypothetical initial payment of $1,000
                 T =  average annual total return
                 n =  number of years
               ERV = ending redeemable value of a hypothetical $1,000 payment, made at the beginning of a period, at the end of the period (or fractional portion thereof)

Aggregate total return

The Fund may calculate aggregate total return for certain periods representing the cumulative change in the value of an investment in the Fund over a specified period of time according to the following formula:

                                              ERV - P
                                                 P

where:          P  =  a hypothetical initial payment of $1,000
              ERV  =  ending redeemable value of a hypothetical $1,000
                      payment, made at the beginning of a period, at the end of the period (or fractional portion thereof)

Annualized yield

The Fund may calculate an annualized yield by dividing the net investment income per share deemed earned during a 30-day period by the net asset value per share on the last day of the period and annualizing the results.

Yield is calculated according to the following formula:

                                     Yield = 2[(a-b + 1)6 - 1]
                                                cd

where: a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of shares outstanding during the period that were entitled to receive dividends
                 d = the maximum offering price per share on the last day of the period

The Fund's annualized yield was 4.36% for Tax-Free High Yield Fund for the 30-day period ended Nov. 30, 1998.


The Fund's yield, calculated as described above according to the formula prescribed by the SEC, is a hypothetical return based on market value yield to maturity for the Fund's securities. It is not necessarily indicative of the amount which was or may be paid to the Fund's shareholders. Actual amounts paid to the Fund's shareholders are reflected in the distribution yield.

Distribution yield

Distribution yield is calculated according to the following formula:

                                    D  divided by  POPF   equals DY
                                   30               30

where:           D =  sum of dividends for 30-day period
               POP =  sum of public offering price for 30-day period
                 F = annualizing factor DY = distribution yield


The Fund's distribution yield was 5.57% for Tax-Free High Yield Fund for the 30-day period ended Nov. 30, 1998.


Tax-Equivalent Yield

Tax-equivalent yield is calculated by dividing that portion of the yield (as calculated above) which is tax-exempt by one minus a stated income tax rate and adding the result to that portion, if any, of the yield that is not tax-exempt. The following table shows the fund's tax equivalent yield, based on federal but not state tax rates, for the 30-day period ended Nov. 30, 1998.

          Marginal Income                       Tax-Equivalent
            Tax Bracket                       Yield Distribution                      Annualized
------------------------------------- ----------------------------------- -----------------------------------
               15.0%                                6.55%                               5.13%
               28.0%                                7.74%                               6.06%
               31.0%                                8.07%                               6.32%
               36.0%                                8.70%                               6.81%
               39.6%                                9.22%                               7.22%


On May 13, 1996, IDS High Yield Tax-Exempt Fund (the IDS Fund), an open-end investment company managed by the Advisor, transferred all of its assets to Tax-Free High Yield Portfolio in exchange for units of the Portfolio. Also on May 13, 1996, the Tax-Free High Yield Fund transferred all of its assets to the Portfolio in connection with the commencement of its operations.

On March 20, 1995, the IDS Fund converted to a multiple class structure pursuant to which three classes of shares are offered: Class A, Class B and Class Y. Class A shares are sold with a 5% sales charge, a 0.175% service fee and no 12b-1 fee. Performance for periods prior to May 13, 1996 is based on the performance of the IDS Fund adjusted for differences in sales charges. For the period from March 20, 1995 to May 13, 1996, performance is based on the performance of Class A shares of the IDS Fund. The historical performance for these periods has not been adjusted for any difference between the estimated aggregate fees and expenses of the Fund and historical fees and expenses of the IDS Fund.

In its sales material and other communications, the Fund may quote, compare or refer to rankings, yields, or returns as published by independent statistical services or publishers and publications such as The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Shearson Lehman Aggregate Bond Index, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal, and Wiesenberger Investment Companies Service.

VALUING FUND SHARES
-------------------------------------------------------------------------------

The value of an individual share is determined by using the net asset value
(NAV) before shareholder transactions for the day.

On the first business day following the end of the fiscal year, the computations looked like this:


                         Net assets                           Shares
                           before                         outstanding at                     Net asset value
Fund                    shareholder        divided by       the end of          equals         of one share
                        transactions                       previous day
--------------------- ----------------- ----------------- ---------------- ----------------- -----------------
Tax-Free High Yield       $862,056                            184,200                             $4.68


In determining net assets before shareholder transactions, the securities held by the Fund's securities are valued as follows as of the close of business of the New York Stock Exchange (the Exchange):

o Securities traded on a securities exchange for which a last-quoted sales price is readily available are valued at the last-quoted sales price on the exchange where such security is primarily traded.

o Securities traded on a securities exchange for which a last-quoted sales price is not readily available are valued at the mean of the closing bid and asked prices, looking first to the bid and asked prices on the exchange where the security is primarily traded and, if none exist, to the over-the-counter market.

o Securities included in the NASDAQ National Market System are valued at the last-quoted sales price in this market.

o Securities included in the NASDAQ National Market System for which a last-quoted sales price is not readily available, and other securities traded over-the-counter but not included in the NASDAQ National Market System are valued at the mean of the closing bid and asked prices.

o Futures and options traded on major exchanges are valued at the last-quoted sales price on their primary exchange.

o Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the current rate of exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange that will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures decided upon in good faith by the board.

o Short-term securities maturing more than 60 days from the valuation date are valued at the readily available market price or approximate market value based on current interest rates. Short-term securities maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date.

o Securities without a readily available market price and other assets are valued at fair value as determined in good faith by the board. The board is responsible for selecting methods it believes provide fair value. When possible, bonds are valued by a pricing service independent from the Portfolio. If a valuation of a bond is not available from a pricing service, the bond will be valued by a dealer knowledgeable about the bond if such a dealer is available.

SELLING SHARES
--------------------------------------------------------------------------------

You have a right to redeem your shares at any time. For an explanation of redemption procedures, please see the prospectus.

During an emergency, the board can suspend the computation of net asset value, stop accepting payments for purchase of shares or suspend the duty of the Funds to redeem shares for more than seven days. Such emergency situations would occur if:

o The Exchange closes for reasons other than the usual weekend and holiday closings or trading on the Exchange is restricted, or

o Disposal of the Fund's securities is not reasonably practicable or it is not reasonably practicable for the Fund to determine the fair value of its net assets, or

o The SEC, under the provisions of the 1940 Act, declares a period of emergency to exist.

Should the Fund stop selling shares, the board members may make a deduction from the value of the assets held by the Fund to cover the cost of future liquidations of the assets so as to distribute fairly these costs among all shareholders.

The Fund reserves the right to redeem, involuntarily, the shares of any shareholder whose account has a value of less than a minimum amount but only where the value of such account has been reduced by voluntary redemption of shares. Until further notice, it is the policy of the Fund not to exercise this right with respect to any shareholder whose account has a value of $1,000 or more ($500 in the case of Custodial accounts, IRAs and other retirement plans). In any event, before the Fund redeems such shares and sends the proceeds to the shareholder, it will notify the shareholder that the value of the shares in the account is less than the minimum amount and allow the shareholder 30 days to make an additional investment in an amount which will increase the value of the accounts to at least $1,000.

The Fund has elected to be governed by Rule 18f-1 under the 1940 Act, which obligates the Fund to redeem shares in cash, with respect to any one shareholder during any 90-day period, up to the lesser of $250,000 or 1% of the net assets of that Fund at the beginning of such period. Although redemptions in excess of this limitation would normally be paid in cash, the Fund reserves the right to make payments in whole or in part in securities or other assets in case of an emergency, or if the payment of such redemption in cash would be detrimental to the existing shareholders of the Fund as determined by the board. In such circumstances, the securities distributed would be valued as set forth in the Prospectus. Should the Fund distribute securities, a shareholder may incur brokerage fees or other transaction costs in converting the securities to cash.

Rejection of Business

The Fund reserves the right to reject any business, in its sole discretion.

CAPITAL LOSS CARRYOVER
-------------------------------------------------------------------------------



For federal income tax purposes, the Fund had total capital loss carryovers of $6,041 at the end of the most recent fiscal year, that if not offset by subsequent capital gains will expire as follows:

Fund                        2004                  2005                   2006
----                        ----                  ----                   ----
Tax-Free High Yield        $1,194                $2,743                 $2,104


It is unlikely that the board will authorize a distribution of any net realized capital gains until the available capital loss carryover has been offset or has expired except as required by Internal Revenue Service rules.

TAXES
--------------------------------------------------------------------------------

You may be able to defer taxes on current income from a Fund by investing through an IRA 401(k) plan account or other qualified retirement account. If you move all or part of a non-qualified investment in a Fund to a qualified account, this type of exchange is considered a redemption of shares. You pay no sales charge, but the exchange may result in a gain or loss for tax purposes, or excess contributions under IRA or qualified plan regulations.

The Fund may purchase tax-exempt securities at a discount from the price at which they were originally issued, especially during periods of rising interest rates. For federal income tax purposes, some or all of this market discount will be included in the Fund's ordinary income and will be taxable income when it is distributed to you.

If you are a "substantial user" (or related person) of facilities financed by industrial development bonds, you should consult your tax advisor before investing. The income from such bonds may not be tax-exempt for you.

Interest on private activity bonds generally issued after August 1986 is a preference item for purposes of the individual and corporate alternative minimum taxes. "Private-activity" (non-governmental purpose) municipal bonds include industrial revenue bonds, student-loan bonds and multi- and single-family housing bonds. An exception is made for private-activity bonds issued for qualified--501(c)(3)--organizations, including non-profit colleges, universities and hospitals. These bonds will continue to be tax-exempt and will not be subject to the alternative minimum tax for individuals. To the extent a fund earns income subject to the alternative minimum tax, it will flow through to that fund's shareholders and may subject some shareholders, depending on their tax status, to the alternative minimum tax. The Fund reports the percentage of its income earned from these bonds to shareholders with their other tax information.

State law determines whether interest income on a particular municipal bond is tax-exempt for state tax purposes. It also determines the tax treatment of those bonds when earned by a mutual fund and paid to the Fund's shareholders. The Fund will tell you the percentage of interest income from municipal bonds it received during the year on a state-by-state basis. Your tax advisor should help you report this income for state tax purposes.


All distributions of net investment income during the year will have the same percentage designated as tax-exempt. This annual percentage is expected to be substantially the same as the percentage of tax-exempt income actually earned during any particular distribution period. For the most recent fiscal year 99.93% of the income distribution was designated as exempt from federal income taxes.

Capital gain distributions, if any, received by corporate shareholders should be treated as long-term capital gains regardless of how long they owned their shares. Capital gain distributions, if any, received by individuals should be treated as long-term if held for more than one year; however, recent tax laws have divided long-term capital gains into two holding periods: (1) shares held more than one year but not more than 18 months and (2) shares held more than 18 months. Short-term capital gains earned by the Fund are paid to shareholders as part of their ordinary income dividend and are taxable.

Under federal tax law, by the end of a calendar year the Fund must declare and pay dividends representing 98% of ordinary income for that calendar year and 98% of net capital gains (both long-term and short-term) for the 12-month period ending Oct. 31 of that calendar year. The Fund is subject to an excise tax equal to 4% of the excess, if any, of the amount required to be distributed over the amount actually distributed. The Fund intends to comply with federal tax law and avoid any excise tax.


This is a brief summary that relates to federal income taxation only. Shareholders should consult their tax advisor as to the application of federal, state, and local income tax laws to Fund distributions.

AGREEMENTS
--------------------------------------------------------------------------------

Investment Management Services Agreement

AEFC, a wholly-owned subsidiary of American Express Company, is the investment manager for the Fund. Under the Investment Management Services Agreement, the Advisor, subject to the policies set by the board, provides investment management services.

For its services, the Advisor is paid a fee based on the following schedule. The Fund pays its proportionate share of the fee.

          Assets                  Annual rate at
        (billions)               each asset level
        ----------               ----------------
       First   $1.0                   0.490%
       Next     1.0                   0.465
       Next     1.0                   0.440
       Next     3.0                   0.415
       Next     3.0                   0.390
       Over     9.0                   0.360

On the last day of the most recent fiscal year, the daily rates applied to the Fund's net assets on an annual basis were equal to 0.440% for the Fund. The fee is calculated for each calendar day on the basis of net assets at the close of business two days prior to the day for which the calculation is made.

The management fee is paid monthly. For fiscal year 1998, the total amount paid was $26,484,165 for the Fund, for fiscal year 1997, the total amount paid was $26,174,871, for fiscal period 1996, the total amount paid was $14,890,546. The amount is allocated among the Fund.

Under the Agreement, the Fund also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees; audit and certain legal fees; fidelity bond premiums; registration fees for units; office expenses; consultants' fees; compensation of board members, officers and employees; corporate filing fees; organizational expenses; expenses incurred in connection with lending securities; and expenses properly payable by the Fund, approved by the board. For fiscal year 1998, the Fund paid nonadvisory expenses of $316,051; for fiscal year 1997, the total amount paid was $396,734; for fiscal period 1996, the total amount paid was $188,679. All fees are net of earnings credits.

Administrative Services Agreement

The Fund has an Administrative Services Agreement with the Advisor. Under this agreement, the Fund pays the Advisor for providing administration and accounting services. The fee is calculated as follows:

          Assets                  Annual rate at
        (billions)               each asset level
        ----------               ----------------
       First   $1                     0.040%
       Next     1                     0.035
       Next     1                     0.030
       Next     3                     0.025
       Next     3                     0.020
       Over     9                     0.020

On the last day of the most recent fiscal year the daily rates applied to the Fund's net assets on an annual basis were equal to 0.040%. The fee is calculated for each calendar day on the basis of net assets as of the close of business two business days prior to the day for which the calculation is made. For fiscal year 1998, the Fund paid fees of $316.

Under the agreement, the Fund also pays taxes; audit and certain legal fees; registration fees for shares; office expenses; consultant's fees; compensation of board members, officers and employees; corporate filing fees; organizational expenses; and expenses properly payable by the Fund approved by the board.

Transfer Agency Agreement

The Fund has a Transfer Agency Agreement with American Express Client Service Corporation (AECSC). This agreement governs the responsibility for administering and/or performing transfer agent functions, for acting as service agent in connection with dividend and distribution functions and for performing shareholder account administration agent functions in connection with the issuance, exchange and redemption or repurchase of the Fund's shares. The fee is determined by multiplying the number of shareholder accounts at the end of the day by a rate of $25 per year and dividing by the number of days in the year. The fees paid to AECSC may be changed by the board without shareholder approval.

Distribution Agreement/Plan and Agreement of Distribution

American Express Service Corporation (Distributor) is the Fund's principal underwriter. The Fund's shares are offered on a continuous basis.

To help the Distributor defray the costs of distribution and servicing, the Fund and the Distributor have entered into a Plan and Agreement of Distribution
(Plan). These costs cover almost all aspects of distributing the Fund's shares. A substantial portion of the costs are not specifically identified to any one fund. Under the Plan, the Distributor is paid a fee at an annual rate of 0.25% of the Fund's average daily net assets.


The Plan must be approved annually by the board, including a majority of the disinterested board members, if it is to continue for more than a year. At least quarterly, the board must review written reports concerning the amounts expended under the Plan and the purposes for which the expenditures were made. The Plan and any agreement related to it may be terminated at any time by vote of a majority of board members who are not interested persons of the Fund and have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan, by vote of a majority of the outstanding voting securities of the Fund, or by the Distributor. The Plan (or any agreement related to it) will terminate in the event of its assignment, as that term is defined in the 1940 Act. The Plan may not be amended to increase the amount to be spent for distribution without shareholder approval, and all material amendments to the Plan must be approved by a majority of the board members, including a majority of the board members who are not interested persons of the Fund and who do not have a financial interest in the operation of the Plan or any agreement related to it. The selection and nomination of disinterested board members is the responsibility of other disinterested board members. No board member who is not an interested person has any direct or indirect financial interest in the operation of the Plan or an related agreement. For fiscal year 1998, the Fund paid fees of $1,977 for Tax-Free High Yield Fund. The fee is not allocated to any one service (such as advertising, payments to underwriters, or other uses). However, a significant portion of the fee is generally used for sales and promotional expenses.


Custodian Agreement

The Fund's securities and cash are held by American Express Trust Company, 1200 Northstar Center West, 625 Marquette Ave., Minneapolis, MN 55402-2307, through a custodian agreement. The custodian is permitted to deposit some or all of its securities in central depository systems as allowed by federal law. For its services, the Fund pays the custodian a maintenance charge and a charge per transaction in addition to reimbursing the custodian's out-of-pocket expenses.

The custodian has entered into a sub-custodian agreement with the Morgan Stanley Trust Company (Morgan Stanley), One Pierrepont Plaza, Eighth Floor, Brooklyn, NY 11201-2775. As part of this arrangement, securities purchased outside the United Stated are maintained in the custody of various foreign branches of Morgan Stanley or in other financial institutions as permitted by law and by the Fund's sub-custodian agreement.

ORGANIZATIONAL INFORMATION
--------------------------------------------------------------------------------

The Fund is an open-end management investment company. The Fund headquarters are at P.O. Box 59196, Minneapolis, MN 55459-0196.

SHARES

The shares of the Fund represent an interest in that fund's assets only (and profits or losses), and, in the event of liquidation, each share of the Fund would have the same rights to dividends and assets as every other share of that Fund.

VOTING RIGHTS

As a shareholder in the Fund, you have voting rights over the Fund's management and fundamental policies. You are entitled to one vote for each share you own. Each class, if applicable, has exclusive voting rights with respect to matters for which separate class voting is appropriate under applicable law. All shares have cumulative voting rights with respect to the election of board members. This means that you have as many votes as the number of shares you own, including fractional shares, multiplied by the number of members to be elected.

Dividend Rights

Dividends paid by the Fund, if any, with respect to each class of shares, if applicable, will be calculated in the same manner, at the same time, on the same day, and will be in the same amount, except for differences resulting from differences in fee structures.

Fund History Table for All Publicly Offered Funds in the Strategist Fund Group

                                          Date of      Form of     Inception    State of      Fiscal     Diversified
                                        Organization Organization    Date      Organization  Year End
--------------------------------------- ------------ ------------ ------------ ------------ ------------ ------------
Strategist Growth Fund, Inc.              9/1/95     Corporation                   MN
   Strategist Growth Fund                                           5/13/96                    7/31          Yes
   Strategist Growth Trends Fund                                    5/13/96                    7/31          Yes
   Strategist Special Growth Fund                                   8/19/96                    7/31          Yes
--------------------------------------- ------------ ------------ ------------ ------------ ------------ ------------
Strategist Growth & Income Fund, Inc.     9/1/95     Corporation                   MN
   Strategist Balanced Fund                                         5/13/96                    9/30          Yes
   Strategist Equity Fund                                           5/13/96                    9/30          Yes
   Strategist Equity Income Fund                                    5/13/96                    9/30          Yes
   Strategist Total Return Fund                                     5/13/96                    9/30          Yes
--------------------------------------- ------------ ------------ ------------ ------------ ------------ ------------
Strategist Income Fund, Inc.              5/25/95    Corporation                   MN
   Strategist Government Income Fund                                6/10/96                    5/31          Yes
   Strategist High Yield Fund                                       6/10/96                    5/31          Yes
   Strategist Quality Income Fund                                   6/10/96                    5/31          Yes
--------------------------------------- ------------ ------------ ------------ ------------ ------------ ------------
Strategist Tax-Free Income Fund, Inc.     9/1/95     Corporation                   MN
   Strategist Tax-Free High Yield Fund                              5/13/96                    11/30         Yes
--------------------------------------- ------------ ------------ ------------ ------------ ------------ ------------
Strategist World Fund, Inc.               9/1/95     Corporation                   MN
   Strategist Emerging Markets Fund                                11/13/96                    10/31         Yes
   Strategist World Growth Fund                                     5/13/96                    10/31         Yes
   Strategist World Income Fund                                     5/13/96                    10/31         No
--------------------------------------- ------------ ------------ ------------ ------------ ------------ ------------

BOARD MEMBERS AND OFFICERS
-------------------------------------------------------------------------------

Directors of Strategist Fund Group

Shareholders elect a board that oversees the Fund's operations. The board appoints officers who are responsible for day-to-day business decisions based on policies set by the board.

The following is a list of the Fund's board members who are board members of all 15 funds in the Strategist Fund Group.

Rodney P. Burwell
Born in 1939
Xerxes Corporation
7901 Xerxes Ave. S.
Minneapolis, MN

Chairman, Xerxes Corporation (fiberglass storage tanks). Director, Vaughn Communications, Sunbelt Nursery Group and Fairview Corporation.

Jean B. Keffeler
Born in 1945
3424 Zenith Avenue South
Minneapolis, MN

Business and management consultant. Director, National Computer Systems.

Brian Kleinberg
Born in 1957
American Express Company
World Financial Center
New York, NY

Vice president of all funds in the Strategist Fund Group. Executive vice president of American Express Financial Direct since 1997. Previously, executive vice president and general manager in the Consumer Card Services Group from October 1995 to August 1997, senior vice president of marketing and business development from August 1995 to October 1995 and senior vice president of consumer lending marketing from October 1991 to August 1995.


Thomas R. McBurney
Born in 1938
McBurney Management Advisors
1700 Foshay Tower
821 Marquette Ave.
Minneapolis, MN


President, McBurney Management Advisors. Director, The Valspar Corporation (paints), Wenger Corporation, Allina, Space Center Enterprises and Greenspring Corporation.

James A. Mitchell*
Born in 1941
2900 IDS Tower
Minneapolis, MN

President of all funds in the Strategist Fund Group. Executive vice president and director of the Advisor. Chairman of the board and chief executive officer of IDS Life Insurance Company.
Director, IDS Life funds.

*Interested person of the Company by reason of being an officer, board member, employee and/or shareholder of the Advisor or American Express.

In addition to Mr. Mitchell, who is president, the Funds' other officers are:

Eileen J. Newhouse
Born in 1955
IDS Tower 10
Minneapolis, MN

Secretary of all funds in the Strategist Fund Group. Counsel of the Advisor.

Trustees of the Preferred Master Trust Group

The following is a list of the Trust's board members. They serve 15 Master Trust portfolios and 47 IDS and IDS Life funds (except for William H. Dudley, who does not serve on the nine IDS Life fund boards).

H. Brewster Atwater, Jr.+'
Born in 1931
4900 IDS Tower
Minneapolis, MN

Retired chairman and chief executive officer, General Mills, Inc. Director, Merck & Co., Inc. and Darden Restaurants, Inc.


Arne H. Carlson+*
Born 1934
901 S. Marquette Ave.
Minneapolis, MN

Former two-term Governor for Minnesota, chairman, State Board of Investment and State Auditor. Chairman of the board, Americans for Job Security. Board member, Minnesotans for School Choice and CEO America.


Lynne V. Cheney'
Born in 1941
American Enterprise Institute
for Public Policy Research (AEI)
1150 17th St., N.W. Washington, D.C.

Distinguished Fellow AEI. Former Chair of National Endowment of the Humanities. Director, The Reader's Digest Association Inc., Lockheed-Martin, and Union Pacific Resources.

William H. Dudley**
Born in 1932
2900 IDS Tower
Minneapolis, MN

Senior advisor to the chief executive officer of the Advisor.

David R. Hubers+**
Born in 1943
2900 IDS Tower
Minneapolis, MN

President, chief executive officer and director of the Advisor.

Heinz F. Hutter+
Born in 1929
P.O. Box 2187
Minneapolis, MN

Retired president and chief operating officer, Cargill, Incorporated (commodity merchants and processors).

Anne P. Jones'
Born in 1935
5716 Bent Branch Rd.
Bethesda, MD

Attorney  and  telecommunications   consultant.  Former  partner,  law  firm  of
Sutherland, Asbill & Brennan. Director, Motorola, Inc. (electronics), C-Cor Electronics, Inc., and Amnex, Inc. (communications).

William R. Pearce+*
Born in 1927
901 S. Marquette Ave.
Minneapolis, MN

Chairman of the board, Board Services Corporation (provides administrative services to boards). Director, trustee and officer of registered investment companies whose boards are served by the company. Retired vice chairman of the board, Cargill, Incorporated (commodity merchants and processors).

Alan K. Simpson'
Born in 1931
1201 Sunshine Ave.
Cody, WY

Former three-term United States Senator for Wyoming. Former Assistant Republican
Leader,  U.S.  Senate.   Director,   PacifiCorp   (electric  power)  and  Biogen
(pharmaceuticals).

Edson W. Spencer+
Born in 1926
4900 IDS Center
80 S. 8th St.
Minneapolis, MN

President, Spencer Associates Inc. (consulting). Retired chairman of the board and chief executive officer, Honeywell Inc. Director, Boise Cascade Corporation (forest products). Member of International Advisory Council of NEC (Japan).

John R. Thomas**
Born in 1937
2900 IDS Tower
Minneapolis, MN

Senior vice president of the Advisor.

Wheelock Whitney+
Born in 1926
1900 Foshay Tower
821 Marquette Ave.
Minneapolis, MN

Chairman, Whitney Management Company (manages family assets).

C. Angus Wurtele
Born in 1934
Valspar Corporation
Suite 1700
Foshay Tower
Minneapolis, MN

Chairman of the board and retired chief executive officer, The Valspar Corporation (paints). Director, Bemis Corporation (packaging), Donaldson Company (air cleaners & mufflers), and General Mills, Inc. (consumer foods).

+ Member of executive committee.
' Member of joint audit committee.
* Interested person by reason of being an officer and employee of the Trust. **Interested person by reason of being an officer, board member, employee and/or shareholder of the Advisor or American Express.

The board also has appointed officers who are responsible for day-to-day business decisions based on policies it has established.

In addition to Mr. Pearce, who is chairman of the board and Mr. Thomas, who is president, the Trust's other officers are:

Leslie L. Ogg
Born in 1938
901 S. Marquette Ave.
Minneapolis, MN

President of Board Services Corporation. Vice president, general counsel and secretary for the Trust.

Officers who also are officers and employees of the Advisor:

Peter J. Anderson
Born in 1942
IDS Tower 10
Minneapolis, MN

Director and senior vice president-investments of the Advisor. Vice president-investments for the Trust.

Frederick C. Quirsfeld
Born in 1947
IDS Tower 10
Minneapolis, MN

Vice president - taxable mutual fund investments of the Advisor. Vice president
- fixed income investments for the Trust.

Stuart A. Sedlacek
Born in 1957
IDS Tower 10
Minneapolis, MN

Senior vice president and chief financial officer of AEFC since January 1998. Vice president-assured assets of AEFC from 1994 to 1997. Treasurer for the Trust.

COMPENSATION FOR BOARD MEMBERS

Compensation for Fund Board Members

During the most recent fiscal year, the independent members of the Fund board, for attending up to 4 meetings, received the following compensation:

                                        Compensation Table
                                   for Tax-Free High Yield Fund

                                                  Aggregate                Total cash compensation from the
Board member                          ----------------------------------        Strategist Fund Group
                                          compensation from the Fund
Rodney P. Burwell                                     $0                                $2,000
-------------------------------------
Jean B. Keffeler                                       0                                 2,000
-------------------------------------
Thomas R. McBurney                                     0                                 2,000

As of 30 days prior to the date of this SAI, the Fund's board members and officers as a group owned less than 1% of the outstanding shares of the Fund.


Compensation for Portfolio Board Members


During the most recent fiscal year, the independent members of the board for Tax-Free High Yield Portfolio, for attending up to 28 meetings, received the following compensation:

                                        Compensation Table
                                 for Tax-Free High Yield Portfolio

                                                                           Total cash compensation from the
                                      ----------------------------------   Preferred Master Trust Group and
Board member                                      Aggregate                     IDS MUTUAL FUND GROUP
                                       compensation from the Portfolio
H. Brewster Atwater, Jr.                           $3,300                              $105,900
-------------------------------------
Lynne V. Cheney                                     3,213                                95,400
-------------------------------------
Heinz F. Hutter                                     3,225                               101,400
-------------------------------------
Anne P. Jones                                       3,436                               107,900
-------------------------------------
Alan K. Simpson                                     3,163                                92,400
-------------------------------------
Edson W. Spencer                                    3,317                               106,900
-------------------------------------
Wheelock Whitney                                    3,275                               104,400
-------------------------------------
C Angus Wurtele                                     3,475                               116,400

PRINCIPAL HOLDERS OF SECURITIES
-------------------------------------------------------------------------------

As of 30 days prior to the date of this SAI, John L. Warren and Rosana L. Warren held 8.40% of Strategist Tax-Free High Yield Fund shares. Additional information on principal holders of securities may be obtained by writing to American Express Financial Direct, P.O. Box 59196, Minneapolis, MN 55459-0196.

INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

The financial statements contained in the Annual Report were audited by independent auditors, KPMG Peat Marwick LLP, 4200 Norwest Center, 90 S. Seventh St., Minneapolis, MN 55402-3900. The independent auditors also provide other accounting and tax-related services as requested by the Fund.

                                             APPENDIX

                                      DESCRIPTION OF RATINGS


                                  Standard & Poor's Debt Ratings
A Standard & Poor's corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of such information or based on other circumstances.

The ratings are based, in varying degrees, on the following considerations:

         o Likelihood of default capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

         o    Nature of and provisions of the obligation.

         o Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

Investment Grade

Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

Speculative grade

Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainies or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category also is used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

Debt rated CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

Debt rated C typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

The rating CI is reserved for income bonds on which no interest is being paid.

Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.


                                  Moody's Long-Term Debt Ratings

Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than in Aaa securities.

A - Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment some time in the future.

Baa - Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds that are rated Ba are judged to have speculative elements--their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future.
Uncertainty of position characterizes bonds in this class.

B - Bonds that are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


                            Fitch Investors Service, Inc. Bond Ratings

Fitch investment grade bond and preferred stock ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt or preferred issue in a timely manner.

The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

Bonds and preferred stock carrying the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

Fitch ratings are not recommendations to buy, sell, or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature or taxability of payments made in respect of any security.

Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

         AAA Bonds and preferred stock considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and/or dividends and repay principal, which is unlikely to be affected by reasonably foreseeable events.

         AA Bonds and preferred stock considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and/or dividends and repay principal is very strong, although not quite as strong as bonds rated AAA.

         A Bonds and preferred stock considered to be investment grade and of high credit quality. The obligor's ability to pay interest and/or dividends and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than debt or preferred securities with higher ratings.

         BBB Bonds and preferred stock considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest or dividends and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these securities and, therefore, impair timely payment. The likelihood that the ratings of these bonds or preferred stock will fall below investment grade is higher than for securities with higher ratings.

Fitch speculative grade bond or preferred stock ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings (BB to C) represent Fitch's assessment of the likelihood of timely payment of principal and interest or dividends in accordance with the terms of obligation for issues not in default. For defaulted bonds or preferred stock, the rating (DDD to D) is an assessment of the ultimate recovery value through reorganization or liquidation.

The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer or possible recovery value in bankruptcy, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength.

Bonds or preferred stock that have the same rating are of similar but not necessarily identical credit quality since the rating categories cannot fully reflect the differences in the degrees of credit risk.

         BB Bonds or preferred stock are considered speculative. The obligor's ability to pay interest or dividends and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

         B        Bonds or preferred stock are considered highly speculative.
                  While bonds in this class are currently meeting debt service requirements or paying dividends, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

         CCC Bonds or preferred stock have certain identifiable characteristics that if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

         CC Bonds or preferred stock are minimally protected. Default in payment of interest and/or principal seems probable over time.

         C Bonds are in imminent default in payment of interest or principal or suspension of preferred stock dividends is imminent.

         DDD,
         DD,
         and D Bonds are in default on interest and/or principal payments or preferred stock dividends are suspended. Such securities are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery of these securities and D represents the lowest potential for recovery.

                            Duff & Phelps, Inc. Long-Term Debt Ratings

These ratings represent a summary opinion of the issuer's long-term fundamental quality. Rating determination is based on qualitative and quantitative factors that may vary according to the basic economic and financial characteristics of each industry and each issuer. Important considerations are vulnerability to economic cycles as well as risks related to such factors as competition, government action, regulation, technological obsolescence, demand shifts, cost structure, and management depth and expertise. The projected viability of the obligor at the trough of the cycle is a critical determination.

Each rating also takes into account the legal form of the security (e.g. first mortgage bonds, subordinated debt, preferred stock, etc.). The extent of rating dispersion among the various classes of securities is determined by several factors including relative weightings of the different security classes in the capital structure, the overall credit strength of the issuer, and the nature of covenant protection. Review of indenture restrictions is important to the analysis of a company's operating and financial constraints.

The Credit Rating Committee formally reviews all ratings once per quarter (more frequently, if necessary). Ratings of BBB- and higher fall within the definition of investment grade securities, as defined by bank and insurance supervisory authorities. Structured finance issues, including real estate, asset-backed and mortgage-backed financings, use this same rating scale with minor modification in the definitions. Thus, an investor can compare the credit quality of investment alternatives across industries and structural types. A "Cash Flow Rating" (as noted for specific ratings) addresses the likelihood that aggregate principal and interest will equal or exceed the rated amount under appropriate stress conditions.


 Rating Scale               Definition
 -------------------------- ----------------------------------------------------

 AAA Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.
 -------------------------- ----------------------------------------------------

 AA+                        High credit quality. Protection factors are strong.
 AA                         Risk is modest, but may  vary slightly from time to
                            time because of economic conditions.
 AA-
 -------------------------- ----------------------------------------------------
 A+                         Protection factors are average but adequate.
 A                          However, risk factors are more variable and greate
                            in periods of economic stress.
 A-
 -------------------------- ---------------------------------------------------
 BBB+                       Below-average protection factors but still
                            considered sufficient for prudent BBB investment.
 BBB-                       Considerable variability in risk during economic
                            cycles.
  -------------------------- ---------------------------------------------------
 BB+                        Below  investment  grade but deemed  likely to meet
                            obligations  when due. Present BB or prospective
                            financial protection factors fluctuate according
                            to industry BB- conditions or company fortunes.
                            Overall quality may move up or  down  frequently
                            within  this  category.
------------------------------------------------------------------------------

B+ Below investment grade and possessing risk that obligations will not be met B when due. Financial protection factors will fluctuate widely according to B- economic cycles, industry conditions, and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

 -------------------------- ----------------------------------------------------

 CCC Well below investment grade securities. Considerable uncertainty exists as to timely payment of principal, interest, or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and or with unfavorable company developments.
 -------------------------- ---------------------------------------------------

 DD Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.

 DP                         Preferred stock with dividend arrearages.
 -------------------------- ----------------------------------------------------


                                    IBCA Long-Term Debt Ratings

AAA Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic, or financial conditions are unlikely to increase investment risk substantially.

AA Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic, or financial conditions may increase investment risk, albeit not very significantly.

A        Obligations for which there is a low expectation of investment risk.
         Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic, or financial conditions may lead to increased investment risk.

BBB Obligations for which there is currently a low expectation of investment risk. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic, or financial conditions are more likely to lead to increased investment risk than for obligations in other categories.

BB Obligations for which there is a possibility of investment risk developing. Capacity for timely repayment of principal and interest exists, but is susceptible over time to adverse changes in business, economic, or financial conditions.

B Obligations for which investment risk exists. Timely repayment of principal and interest is not sufficiently protected against adverse changes in business, economic, or financial conditions.

CCC Obligations for which there is a current perceived possibility of default. Timely repayment of principal and interest is dependent on favorable business, economic, or financial conditions.

CC Obligations that are highly speculative or that have a high risk of default.

C        Obligations that are currently in default.

Notes: "+" or "-" may be appended to a rating below AAA to denote relative status within major rating categories. Ratings of BB and below are assigned where it is considered that speculative characteristics are present.

                             Thomson Bank Watch Long-Term Debt Ratings

Investment Grade

AAA (LC-AAA) Indicates that the ability to repay principal and interest on a timely basis is extremely high.

AA (LC-AA) Indicates a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category.

A (LC-A) Indicates the ability to repay principal and interest is strong. Issues rated A could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

BBB (LC-BBB) The lowest investment-grade category: indicates an acceptable capacity to repay principal and interest. BBB issues are more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

Non-Investment Grade - may be speculative in the likelihood of timely repayment of principal and interest.

BB (LC-BB) While not investment grade, the BB rating suggests that the likelihood of default is considerably less than for lower-rated issues. However, there are significant uncertainties that could affect the ability to adequately service debt obligations.

B (LC-B) Issues rated B show higher degree of uncertainty and therefore greater likelihood of default than higher-rated issues. Adverse developments could negatively affect the payment of interest and principal on a timely basis.

CCC (LC-CCC) Issues rated CCC clearly have a high likelihood of default, with little capacity to address further adverse changes in financial circumstances.

CC (LC-CC) CC is applied to issues that are subordinate to other obligations rated CCC and are afforded less protection in the event of bankruptcy or reorganization.

D                     (LC-D) Default.

                                        SHORT-TERM RATINGS

                            Standard & Poor's Commercial Paper Ratings

A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. These categories are as follows:

         A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

         A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

         A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

         B Issues are regarded as having only speculative capacity for timely payment.

         C This rating is assigned to short-term debt obligations with doubtful capacity for payment.

         D Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.


                                       Standard & Poor's Note Ratings

An S&P note rating reflects the liquidity factors and market-access risks unique to notes. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

Note rating symbols and definitions are as follows:

         SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

         SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

         SP-3     Speculative capacity to pay principal and interest.

                                    Moody's Short-Term Ratings

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

         Issuers rated Prime-l (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-l repayment ability will often be evidenced by many of the following characteristics: (i) leading market positions in well-established industries, (ii) high rates of return on funds employed, (iii) conservative capitalization structure with moderate reliance on debt and ample asset protection, (iv) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (v) well established access to a range of financial markets and assured sources of alternate liquidity.

         Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

         Issuers rated Not Prime do not fall within any of the Prime rating categories.


                         Fitch Investors Service, Inc. Short-Term Ratings

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

           F-1+ Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

           F-1 Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F.

           F-2 Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

           F-3 Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

           F-S Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

           D Default Issues assigned this rating are in actual or imminent payment default.

           LOC The symbol LOC indicates that the rating is based on a letter of credit issued by a commercial bank.


                            Duff & Phelps, Inc. Short-Term Debt Ratings

Duff & Phelps' short-term ratings are consistent with the rating criteria used by money market participants. The ratings apply to all obligations with maturities of under one year, including commercial paper, the uninsured portion of certificates of deposit, unsecured bank loans, master notes, banker's acceptances, irrevocable letters of credit, and current maturities of long-term debt. Asset-backed commercial paper also is rated according to this scale.

Emphasis is placed on liquidity, which is defined as not only cash from operations but also access to alternative sources of funds including trade credit, bank lines, and the capital markets. An important consideration is the level of an obligor's reliance on short-term funds on an ongoing basis.


         Rating Scale:      Definition

                            High Grade


         D-1+ Highest certainty of timely payment. Short-term liquidity, including internal operating factors and or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

         D-1 Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

         D-1- High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

                             Good Grade

         D-2 Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

                             Satisfactory Grade

         D-3 Satisfactory liquidity and other protection factors qualify issues as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

                             Non-Investment Grade

         D-4 Speculative investment characteristics. Liquidity is not sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

                             Default

         D-5 Issuer failed to meet scheduled principal and/or interest payments.


                            Thomson BankWatch (TBW) Short-Term Ratings

The TBW Short-Term Ratings apply, unless otherwise noted, to specific debt instruments of the rated entities with a maturity of one year or less. TBW Short-Term Ratings are intended to assess the likelihood of untimely or incomplete payments of principal or interest.

         TBW-1 The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.

         TBW-2 The second highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated TBW- I.

         TBW-3 The lowest investment-grade category; indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

         TBW-4 The lowest rating category; this rating is regarded as non-investment grade and therefore speculative.


                                      IBCA Short-Term Ratings

IBCA Short-Term Ratings assess the borrowing characteristics of banks and corporations, and the capacity for timely repayment of debt obligations. The Short-Term Ratings relate to debt that has a maturity of less than one year.

         A1 Obligations supported by the highest capacity for timely repayment. Where issues possess a particularly strong credit feature, a rating of A1+ is assigned.

         A2       Obligations supported by a good capacity for timely repayment.

         A3 Obligations supported by a satisfactory capacity for timely repayment.

         B Obligations for which there is an uncertainty as to the capacity to ensure timely repayment.

         C Obligations for which there is a high risk of default or which are currently in default.

                                          Moody's & S&P's
                                  Short-Term Muni Bonds and Notes

Short-term municipal bonds and notes are rated by Moody's and by S&P. The ratings reflect the liquidity concerns and market access risks unique to notes.

Moody's MIG 1/VMIG 1 indicates the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

Moody's MIG 2/VMIG 2 indicates high quality. Margins of protection are ample although not so large as in the preceding group.

Moody's MIG 3/VMIG 3 indicates favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Moody' s MIG 4/VMIG 4 indicates adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

Standard & Poor's rating SP-1 indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

Standard & Poor's rating SP-2 indicates satisfactory capacity to pay principal and interest.

Standard & Poor's rating SP-3 indicates speculative capacity to pay principal and interest.

Independent Auditors' Report

THE BOARD AND SHAREHOLDERS
STRATEGIST TAX-FREE INCOME FUND, INC.

We have audited the accompanying statement of assets and liabilities of Strategist Tax-Free High Yield Fund (a series of Strategist Tax-Free Income Fund, Inc.) as of November 30, 1998, and the related statement of operations for the year then ended and the statements of changes in net assets for each of the years in the two-year period ended November 30, 1998 and the financial highlights for the two-year period ended November 30,1998 and for the period from May 13, 1996 (commencement of operations) to November 30, 1996. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Strategist Tax-Free High Yield Fund at November 30, 1998, and the results of its operations, the changes in its net assets and the financial highlights for the periods stated in the first paragraph above, in conformity with generally accepted accounting principles.


/S/ KPMG Peat Marwick LLP
    KPMG Peat Marwick LLP
    Minneapolis, Minnesota
    January 8, 1999


STRATEGIST TAX-FREE HIGH YIELD FUND


Financial Statements

Statement of assets and liabilities
Strategist Tax-Free High Yield Fund

Nov. 30, 1998

Assets
Investment in Tax-Free High Yield Portfolio (Note 1)                                                  $891,213
Organizational costs (Note 1)                                                                            1,276
Expense reimbursement receivable from AEFC                                                                   8
                                                                                                             -
Total assets                                                                                           892,497
                                                                                                       -------

Liabilities
Dividends payable to shareholders                                                                          795
Accrued distribution fee                                                                                    18
Accrued transfer agency fee                                                                                  3
Accrued administrative services fees                                                                         3
Other accrued expenses                                                                                  29,042
                                                                                                        ------
Total liabilities                                                                                       29,861
                                                                                                        ------
Net assets applicable to outstanding capital stock                                                    $862,636
                                                                                                      ========

Represented by
Capital stock-- $.01 par value (Note 1)                                                                $ 1,842
Additional paid-in capital                                                                             821,938
Undistributed net investment income                                                                        604
Accumulated net realized gain (loss)(Note 4)                                                           (10,425)
Unrealized appreciation (depreciation) on investments                                                   48,677
                                                                                                        ------
Total -- representing net assets applicable
to outstanding capital stock                                                                          $862,636
                                                                                                      --------
Shares outstanding                                                                                     184,200
                                                                                                       -------
Net asset value per share of outstanding capital stock                                                 $  4.68
                                                                                                       -------

See accompanying notes to financial statements.





                                                ANNUAL REPORT -- NOV. 30, 1998


Statement of operations

Strategist Tax-Free High Yield Fund

Year Ended Nov. 30, 1998

Investment income
Income:
Interest                                                                                               $51,231
                                                                                                       -------
Expenses (Note 2):
Expenses allocated from Tax-Free High Yield Portfolio                                                    3,659
Distribution fee                                                                                         1,977
Transfer agency fee                                                                                        304
Administrative services fees and expenses                                                                  316
Registration fees                                                                                        3,654
Audit fees                                                                                               3,500
Other                                                                                                      522
                                                                                                           ---
Total expenses                                                                                          13,932
    Less expenses reimbursed by AEFC                                                                    (6,478)
                                                                                                        ------
Total net expenses                                                                                       7,454
                                                                                                         -----
Investment income (loss) -- net                                                                         43,777
                                                                                                        ------

Realized and unrealized gain (loss) -- net Net realized gain (loss) on:
    Security transactions                                                                               (2,114)
    Financial futures contracts                                                                         (1,203)
                                                                                                        ------
Net realized gain (loss) on investments                                                                 (3,317)
Net change in unrealized appreciation
(depreciation) on investments                                                                           10,887
                                                                                                        ------
Net gain (loss) on investments                                                                           7,570
                                                                                                         -----
Net increase (decrease) in net assets
resulting from operations                                                                              $51,347
                                                                                                       -------

See accompanying notes to financial statements.



STRATEGIST TAX-FREE HIGH YIELD FUND


Statements of changes in net assets
Strategist Tax-Free High Yield Fund

Year Ended Nov. 30,                                                                1998                  1997

Operations and distributions
Investment income (loss)-- net                                                  $ 43,777              $ 38,840
Net realized gain (loss) on investments                                           (3,317)               (5,811)
Net change in unrealized appreciation
(depreciation) on investments                                                     10,887                19,642
                                                                                  ------                ------
Net increase (decrease) in net assets
resulting from operations                                                         51,347                52,671
                                                                                  ------                ------
Distributions to shareholders from:
   Net investment income                                                         (44,314)              (39,320)
                                                                                 -------               -------
Capital share transactions (Note 3)
Proceeds from sales                                                              101,260               188,471
Reinvestment of distributions at net asset value                                  43,846                39,737
Payments for redemptions                                                         (23,880)              (41,894)
                                                                                 -------               -------
Increase (decrease) in net assets from capital
share transactions                                                               121,226               186,314
                                                                                 -------               -------
Total increase (decrease) in net assets                                          128,259               199,665

Net assets at beginning of year                                                  734,377               534,712
                                                                                 -------               -------
Net assets at end of year                                                       $862,636              $734,377
                                                                                ========              ========
Undistributed net investment income                                                $ 604                 $ 624
                                                                                   -----                 -----

See accompanying notes to financial statements.




                                             ANNUAL REPORT -- NOV. 30, 1998

Notes to Financial Statements

Strategist Tax-Free High Yield Fund

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a series of Strategist Tax-Free Income Fund, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Fund has 3 billion authorized shares of capital stock.

Investment in Tax-Free High Yield Portfolio The Fund invests all of its net investable assets in the Tax-Free High Yield Portfolio (the Portfolio), a series of Tax-Free Income Trust, an open-end investment company that has the same objectives as the Fund. The Portfolio invests primarily in medium- and lower-quality bonds (junk bonds) and other debt obligations.

The Fund records daily its share of the Portfolio's income, expenses and realized and unrealized gains and losses. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The Fund records its investment in the Portfolio at value that is equal to the Fund's proportionate ownership interest in the Portfolio's net assets. The percentage of the Portfolio owned by the Fund at Nov. 30, 1998 was 0.01%. Valuation of securities held by the Portfolio is discussed in Note 1 of the Portfolio's "Notes to financial statements" (included elsewhere in this report).

Organizational costs
The Fund incurred organizational expenses in connection with the start-up and initial registration of the Fund. These costs will be amortized over 60 months on a straight-line basis beginning with the commencement of operations. If any or all of the shares held by American Express Financial Corporation (AEFC) representing initial capital of the Fund are redeemed during the amortization period, the redemption proceeds will be reduced by the pro rata portion of the unamortized organizational cost balance.

Use of estimates
Preparing  financial  statements that conform to generally  accepted  accounting
principles   requires   management  to  make  estimates  (e.g.,  on  assets  and
liabilities) that could differ from actual results.

Federal taxes
The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute all of its taxable income to the shareholders, no provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

On the statement of assets and liabilities, as a result of permanent book-to-tax differences, undistributed net investment income has been increased by $517 and accumulated net realized loss has been increased by $1 resulting in a net reclassification adjustment to decrease paid-in capital by $516.

Dividends to shareholders
Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

Other
At Nov. 30, 1998, AEFC owned 130,681 shares of the Fund.


2. EXPENSES AND SALES CHARGES

In addition to the expenses allocated from the Portfolio, the Fund accrues its own expenses as follows:

The Fund entered into an agreement with AEFC to provide administrative services. Under its Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.04% to 0.02% annually.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The Fund pays AECSC an annual fee per shareholder account of $25.

Under a Plan and Agreement of Distribution, the Fund pays American Express Service Corporation (the Distributor) a distribution fee at an annual rate of 0.25% of the Fund's average daily net assets for distribution services.

A redemption fee of 0.5% is applied and retained by the Fund, if shares are redeemed or exchanged within 180 days of purchase.

AEFC and the Distributor have agreed to waive certain fees and to absorb other of the Fund's expenses until Dec. 31, 1999. Under this agreement, the Fund's total expenses will not exceed 0.95% of the Fund's average daily net assets. In addition, for the year ended Nov. 30, 1998, AEFC further voluntarily agreed to waive certain fees and expenses to 0.94%.


3. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                                  Year ended Nov. 30, 1998
Sold                                                                21,706
Issued for reinvested distributions                                  9,380
Redemptions                                                         (5,146)
                                                                    ------
Net increase (decrease)                                             25,940

                                                  Year ended Nov. 30, 1997
Sold                                                                41,520
Issued for reinvested distributions                                  8,740
Redemptions                                                         (9,305)
                                                                    ------
Net increase (decrease)                                             40,955



4. CAPITAL LOSS CARRYOVER

For federal income tax purposes, Tax-Free High Yield Fund had a capital loss carryover at Nov. 30, 1998 of $6,041 that if not offset by subsequent capital gains, will expire in 2004 through 2006. It is unlikely the board will authorize a distribution of any net realized capital gains for a fund until its available capital loss carryover has been offset or expires.



Strategist tax-free High Yield fund

5. FINANCIAL HIGHLIGHTS

The table below shows certain important financial information for evaluating the Fund's results.

Fiscal period ended Nov. 30,

Per share income and capital changesa

                                                        1998              1997              1996b
Net asset value, beginning of period                   $4.64             $4.56             $4.46
Income from investment operations:
Net investment income (loss)                             .26               .28               .15
Net gains (losses) (both realized and unrealized)        .04               .08               .10
Total from investment operations                         .30               .36               .25

Less distributions:
Dividends from net investment income                    (.26)             (.28)             (.15)
Net asset value, end of period                         $4.68             $4.64             $4.56

Ratios/supplemental data
Net assets, end of period (in thousands)                $863              $734              $535
Ratio of expenses to average daily net assetsc          .94%              .95%              .95%d
Ratio of net investment income (loss)
to average daily net assets                            5.54%             6.02%             6.22%d
Portfolio turnover rate
(excluding short-term securities)                        14%                4%                4%

Total return                                           6.65%             8.26%             5.60%


a For a share outstanding  throughout the period. Rounded to the nearest cent.
b Inception date was May 13, 1996.
c The Advisor and Distributor voluntarily limited total operating expenses to 0.95% of average daily net assets. Without this agreement, the ratio of expenses to average daily net assets would have been 1.76%, 2.96% and 24.16% for the periods ended 1998, 1997 and 1996, respectively.
d Adjusted to an annual basis.

                                                 ANNUAL REPORT -- NOV. 30, 1998

Independent Auditors' Report

THE BOARD OF TRUSTEES AND UNITHOLDERS
TAX-FREE INCOME TRUST

We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of Tax-Free High Yield Portfolio (a series of Tax-Free Income Trust) as of November 30, 1998, the related statement of operations for the year then ended and the statements of changes in net assets for each of the years in the two-year period ended November 30, 1998. These financial statements are the responsibility of portfolio management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody are confirmed to us by the custodian. As to securities purchased and sold but not received or delivered, we request confirmations from brokers, and where replies are not received, we carry out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Tax-Free High Yield Portfolio at November 30, 1998, and the results of its operations and the changes in its net assets for the periods stated in the first paragraph above, in conformity with generally accepted accounting principles.


/s/ KPMG Peat Marwick LLP
    KPMG Peat Marwick LLP
    Minneapolis, Minnesota
    January 8, 1999



STRATEGIST TAX-FREE HIGH YIELD FUND

Financial Statements

Statement of assets and liabilities
Tax-Free High Yield Portfolio

Nov. 30, 1998

Assets
Investments in securities, at value (Note 1)
   (identified cost $5,285,205,796)                   $5,904,062,280
Accrued interest receivable                              110,837,009
Receivable for investment securities sold                  2,480,000
                                                           ---------
Total assets                                           6,017,379,289
                                                       -------------

Liabilities
Disbursements in excess of cash on demand deposit            831,659

Payable for investment securities purchased               10,599,592
Accrued investment management services fee                   216,673
Other accrued expenses                                        36,407
                                                              ------
Total liabilities                                         11,684,331
                                                          ----------
Net assets                                            $6,005,694,958
                                                      ==============

See accompanying notes to financial statements.


                                                ANNUAL REPORT -- NOV. 30, 1998

Statement of operations
Tax-Free High Yield Portfolio

Year ended Nov. 30, 1998

Investment income
Income:
Interest                                                                                           $375,334,322
                                                                                                   ------------

Expenses (Note 2):
Investment management services fee                                                                   26,484,165
Compensation of board members                                                                            26,404
Custodian fees                                                                                          183,131
Audit fees                                                                                               35,250
Other                                                                                                    71,718
                                                                                                         ------
Total expenses                                                                                       26,800,668
   Earnings credits on cash balances (Note 2)                                                            (1,650)
                                                                                                         ------
Total net expenses                                                                                   26,799,018
                                                                                                     ----------
Investment income (loss) -- net                                                                     348,535,304
                                                                                                    -----------

Realized and unrealized gain (loss) -- net Net realized gain (loss) on:
   Security transactions (Note 3)                                                                     3,877,026
   Financial futures contracts                                                                       (8,962,494)
                                                                                                     ----------
Net realized gain (loss) on investments                                                              (5,085,468)
Net change in unrealized appreciation (depreciation) on investments                                  61,787,273
                                                                                                     ----------
Net gain (loss) on investments                                                                       56,701,805
                                                                                                     ----------
Net increase (decrease) in net assets resulting from operations                                    $405,237,109
                                                                                                   ------------

See accompanying notes to financial statements.

STRATEGIST TAX-FREE HIGH YIELD FUND


Statements of changes in net assets
Tax-Free High Yield Portfolio


Year ended Nov. 30,                                                               1998                    1997

Operations
Investment income (loss)-- net                                           $ 348,535,304           $ 361,599,248
Net realized gain (loss) on investments                                     (5,085,468)            (34,205,753)
Net change in unrealized appreciation
(depreciation) on investments                                               61,787,273             137,325,053
                                                                            ----------             -----------
Net increase (decrease) in net assets resulting
from operations                                                            405,237,109             464,718,548
Net contributions (withdrawals) from partners                             (387,941,646)           (640,111,208)
                                                                          ------------            ------------
Total increase (decrease) in net assets                                     17,295,463            (175,392,660)
Net assets at beginning of year                                          5,988,399,495           6,163,792,155
                                                                         -------------           -------------
Net assets at end of year                                               $6,005,694,958          $5,988,399,495
                                                                        ==============          ==============

See accompanying notes to financial statements.



                                                 ANNUAL REPORT -- NOV. 30, 1998

Notes to Financial Statements
Tax-Free High Yield Portfolio

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Tax-Free High Yield Portfolio (the Portfolio) is a series of Tax-Free Income Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. Tax-Free High Yield Portfolio invests primarily in medium- and lower-quality bonds and other debt obligations. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio.

The Portfolios' significant accounting policies are summarized below:

Use of estimates
Preparing  financial  statements that conform to generally  accepted  accounting
principles   requires   management  to  make  estimates  (e.g.,  on  assets  and
liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option  transactions
To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Portfolio may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist. The Portfolio may write over-the-counter options where completing the obligation depends upon the credit standing of the other party.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss when the option transaction expires or closes. When options on debt securities or futures are exercised, the Portfolio will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions
To gain exposure to or protect itself from market changes, the Portfolio may buy and sell financial futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Securities purchased on a when-issued basis
Delivery and payment for securities that have been purchased by the Portfolio on a forward-commitment or when-issued basis can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations and they may affect the Portfolio's net assets the same as owned securities. The Portfolio designates cash or liquid high-grade short-term debt securities at least equal to the amount of its commitment. As of Nov. 30, 1998 the Portfolio had entered into outstanding when-issued or forward-commitments of $7,669,520.

Federal taxes
For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio.

As a "pass-through" entity, the Portfolio therefore does not pay any income dividends or capital gain distributions.

Other
Security transactions are accounted for on the date securities are purchased or sold. Interest income, including level-yield amortization of premium and discount, is accrued daily.


2. FEES AND EXPENSES

The Trust, on behalf of the Portfolio, has entered into an Investment Management Services Agreement with AEFC for managing its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 0.49% to 0.36% annually.

Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees and any other expenses properly payable by the Trust or Portfolio and approved by the board.

During the year ended Nov. 30, 1998, the Portfolio's custodian fees were reduced by $1,650 as a result of earnings credits from overnight cash balances.

According to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the Trust's units.


3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $852,223,946 and $817,753,955, respectively, for the year ended Nov. 30, 1998. For the same period, the portfolio turnover rate was 14%. Realized gains and losses are determined on an identified cost basis.


STRATEGIST TAX-FREE HIGH YIELD FUND

Investments in Securities
Tax-Free High Yield Portfolio

Nov. 30, 1998

(Percentages represent value of investment compared to net assets)

Municipal bonds (96.8%)
Name of issuer and                     Coupon                          Principal                  Value(a)
title of issue(b, g)                    rate                            amount

Alabama (0.2%)
Baldwin County Eastern Shore Health Care Authority
   Hospital Revenue Bonds Thomas Hospital Series 1991
      04-01-16                           8.50%                        $4,765,000                    $5,349,141
Camden Industrial Development Board Solid Waste Disposal
   Revenue Bonds MacMillan Bloedel Series 1991A A.M.T.
      04-01-19                           7.75                          8,500,000                     9,106,305
Total                                                                                               14,455,446

Alaska (0.2%)
Industrial Development & Exploration Authority
   Electric Power Revenue Bonds
   Upper Lynn Canal Regional Power
   Series 1997 A.M.T.
      01-01-18                           5.80                            830,000                       832,913
      01-01-32                           5.88                          1,800,000                     1,806,588
North Slope Borough General Obligation Bonds
   Zero Coupon Series 1994B (CGIC Insured)
      06-30-04                           7.05                          7,000,000(d)                  5,568,500
      06-30-05                           7.15                          7,000,000(d)                  5,317,410
Total                                                                                               13,525,411

Arizona (1.2%)
Chandler Industrial Development Authority
   Beverly Enterprises Series 1994
      09-01-08                           7.63                          2,660,000                     2,771,826
Flagstaff Industrial Development Authority
   Lifecare Revenue Bonds Northern Arizona
   Senior Living Community Series 1998
      09-01-28                           6.20                          5,020,000                     4,985,011
      09-01-38                           6.30                          6,165,000                     6,098,603
Maricopa County Hospital System Revenue Bonds
   Samaritan Health Services Series 1981
      01-01-08                          12.00                            255,000                       401,888
Maricopa County Industrial Development Authority
   Multi-family Housing Revenue Bonds Series B
      07-01-26                           7.38                          2,295,000                     2,782,481
Maricopa County Industrial Development Authority
   Senior Living Facilities Revenue Bonds Series 1997A
      04-01-27                           7.88                         15,000,000                    16,444,649
Maricopa County Pollution Control Refunding
   Revenue Bonds Palo Verde Public Service
      08-15-23                           6.38                          3,500,000                     3,686,550
Navajo Industrial Development Authority Revenue Bonds
   Stone Container Corporation Series 1997 A.M.T.
      06-01-27                           7.20                          3,000,000                     3,357,630
Phoenix Civic Improvement Waste Water System
   Lease Refunding Revenue Bonds
      07-01-18                           5.00                          5,000,000                     5,028,000
Phoenix Industrial Development Authority
   Refunding Revenue Bonds Christian Care Apartments
      01-01-26                           6.50                          9,525,000                    10,278,237
Pima County Industrial Development Authority
   Multi-family Housing Revenue Bonds
   Las Villas De Kino Apartments Series 1997 A.M.T.
      08-01-29                           6.90                          7,000,000                     7,201,390
Pima County Industrial Development Authority
   Revenue Bonds LaPosada Park Centre Series 1996A
      05-15-27                           7.00                          5,750,000                     6,173,200
Scottsdale Industrial Development Authority
   Beverly Enterprises Series 1994
      09-01-08                           7.63                          2,940,000                     3,063,833
Total                                                                                               72,273,298

Arkansas (0.1%)
Pope County Solid Waste Disposal Revenue Bonds
   Arkansas Power & Light Series
   1991 A.M.T.
      01-01-21                           8.00                          3,250,000                     3,512,990

California (9.1%)
ABAG Financial Authority for Nonprofit Corporations
   Certificate of Participation International School
   Series 1996
      05-01-26                           7.38                          8,000,000                     8,504,160
Anaheim Public Financing Authority Lease
   Capital Appreciation Revenue Bonds
   Zero Coupon (FSA Insured)
      09-01-26                           5.08                          4,430,000(d)                  1,074,142
      09-01-27                           5.08                         17,860,000(d)                  4,112,801
      09-01-28                           5.08                          8,835,000(d)                  1,932,038
Community Development Authority Health Facilities
   Unihealth America Certificate of Participation
   Series 1993 Inverse Floater (AMBAC Insured)
      10-01-11                           7.77                         22,400,000(c)                 27,328,000
Contra Costa County Residential Rent Facility
   Multi-family Housing Revenue Bonds Cypress Meadows
   Series 1998E A.M.T.
      09-01-28                           7.00                          5,000,000                     4,983,750
East Bay Municipal Utility District Water Revenue Bonds
   Series 1993 Inverse Floater (MBIA Insured)
      06-01-08                           6.12                         15,500,000(c)                 17,263,125
Foothill/Eastern Transportation Corridor Agency
   Toll Road Revenue Bonds Series 1995A
      01-01-35                           5.00                         41,070,000                    39,413,647
Fresno Health Facility Refunding Revenue Bonds
   Holy Cross Health System (MBIA Insured)
      12-01-13                           5.63                          3,000,000                     3,254,010
Irwindale Redevelopment Agency Subordinate Lien
   Tax Allocation Bonds
      12-01-26                           7.05                          5,750,000                     6,429,765
Lake Elsinore Public Financing Authority
   Local Agency Revenue Bonds Series 1997F
      09-01-20                           7.10                         12,000,000                    13,019,040
Los Angeles County Certificate of Participation
      05-01-15                           6.71                         20,000,000                    21,726,200
Los Angeles International Airport Regional Airports
   Improvement Corporation Refunding
   Revenue Bonds Delta Airlines
      11-01-25                           6.35                         13,000,000                    14,185,210
Los Angeles International Airport Regional Airports
   Improvement Corporation Refunding Revenue Bonds
   United Airlines Series 1984
      11-15-21                           8.80                         11,650,000                    12,815,816
Los Angeles Water & Power Electric Plant
   Refunding Revenue Bonds Series 1992
      02-01-20                           6.38                         10,000,000                    10,841,800
Millbrae Residential Facility Revenue Bonds
   Magnolia of Millbrae Series 1997A A.M.T.
      09-01-27                           7.38                          2,500,000                     2,640,600
Modesto Santa Clara Redding Public Power Bonds
   San Juan Series C (AMBAC Insured)
      07-01-21                           5.50                          4,500,000                     4,504,230
Northern California Power Agency Geothermal 3
   Revenue Bonds
      07-01-09                           5.00                         49,635,000                    49,653,860
Novato Community Facility District 1 Vintage Oaks
   Public Improvement Special Tax Refunding Bonds
      08-01-21                           7.25                          5,000,000                     5,482,700
Oceanside Certificate of Participation Refunding Bonds
   Oceanside Civic Center (MBIA Insured)
      08-01-19                           5.25                          7,000,000                     7,190,750
Orange County Special Tax Community Facilities Bonds
   Aliso Veijo District 88-1 Series 1992A
      08-15-18                           7.35                          6,000,000                     6,886,020
Pleasanton Joint Powers Financing Authority Reassessment
   Revenue Bonds Series 1993A
      09-02-12                           6.15                          4,395,000                     4,739,744
Regional Airports Improvement Facilities Sublease
   Revenue Bonds Continental Airlines Los Angeles
   International Airport Series 1988 A.M.T.
      08-01-08                           9.00                          3,700,000                     3,786,284
      08-01-17                           9.00                          8,100,000                     8,285,895
Sacramento Cogeneration Authority Revenue Bonds
   Procter & Gamble Series 1995
      07-01-14                           6.50                          3,800,000                     4,430,192
      07-01-21                           6.50                          8,000,000                     9,326,720
Sacramento Municipal Utility District Electric
   Refunding Revenue Bonds Series 1993D
   Inverse Floater (FSA Insured)
      11-15-05                           7.12                         15,800,000(c)                 18,189,750
      11-15-06                           7.32                         16,400,000(c)                 18,962,500
Sacramento Municipal Utility District Electric
   Refunding Revenue Bonds Series 1993D
   Inverse Floater (MBIA Insured)
      11-15-15                           7.77                         15,000,000(c)                 16,537,500
Sacramento Power Authority Cogeneration
   Revenue Bonds Campbell Soup Series 1995
      07-01-22                           6.00                         25,000,000                    26,805,500
San Joaquin Hills Orange County Transportation
   Corridor Agency Senior Lien Toll Road Revenue Bonds
      01-01-32                           6.75                         14,785,000                    16,770,773
San Joaquin Hills Transportation Corridor Agency
   Capital Appreciation Toll Road Refunding Revenue
   Bonds Zero Coupon Series 1997A (MBIA Insured)
      01-15-24                           5.62                          9,000,000(d)                  2,526,930
      01-15-25                           5.03                         69,375,000(d)                 18,518,269
      01-15-26                           5.51                         30,000,000(d)                  7,613,100
      01-15-27                           5.51                          6,670,000(d)                  1,608,337
      01-15-28                           5.05                         13,880,000(d)                  3,180,047
      01-15-32                           5.41                         27,000,000(d)                  5,042,790
      01-15-36                           5.42                         88,415,000(d)                 13,484,172
San Joaquin Hills Transportation Corridor Agency
   Senior Lien Toll Road Revenue Bonds
   Zero Coupon Escrowed to Maturity
      01-01-17                           5.35                         34,860,000(d)                 14,295,040
San Jose Redevelopment Agency Merged Area
   Tax Allocation Bonds Series 1993 Inverse Floater
   (MBIA Insured)
      08-01-14                           6.81                         33,600,000(c)                 36,330,000
Sierra Unified School District Fresno County
   Certificate of Participation Capital Funding
   Refunding Bonds Series 1993
      03-01-18                           6.13                          6,470,000                     6,855,224
South Tahoe Joint Powers Financing Authority
   Refunding Revenue Bonds South Tahoe Area 1
   Series 1995B
      10-01-28                           6.00                          9,900,000                    10,418,760
Southern California Public Power Authority
   Power Revenue Bonds Palo Verde
   Series 1993 Inverse Floater (FGIC Insured)
      07-01-17                           6.62                         20,000,000(c)                 21,175,000
Ukiah Unified School District
   Mendocino County Certificate of Participation
   Series 1993
      09-01-10                           6.00                          5,000,000                     5,326,200
University of California Refunding Revenue Bonds
   Multiple Purpose Project (AMBAC Insured)
      09-01-16                           5.25                          6,000,000                     6,195,600
Total                                                                                              543,645,991

Colorado (6.9%)
Arapahoe County Industrial Development Revenue Bonds
   Dillion Real Estate-Kroger
   04-01-09                              8.00                          4,000,000                     4,503,600
Arapahoe County Public Highway Authority Capital
   Improvement Trust Fund E-470 Highway
   Revenue Bonds
   08-31-26                              7.00                         22,000,000                    26,388,559
Aurora Centretech Metropolitan District
   Arapahoe County Series 1987B
   12-01-23                              6.00                          5,699,785                     5,899,107
Bowles Metropolitan District General Obligation Bonds
   Series 1995
      12-01-15                           7.75                         15,500,000                    16,478,050
Briargate Public Building Authority
   Landowner Assessment Lien Bonds Series 1985A
      12-15-00                          10.25                          4,064,880(j)                  3,455,148
Castle Rock Ranch Public Facility Improvement
   Revenue Bonds Series 1996
      12-01-17                           6.25                         10,000,000                    11,193,300
Colorado Springs Hospital Revenue Bonds
   Memorial Hospital Series 1990
      12-15-10                           7.88                          5,000,000                     5,422,350
Colorado Springs Utilities System
   Pre-refunded Revenue Bonds Series 1991C
      11-15-15                           6.50                          1,505,000                     1,652,731
Colorado Springs Utilities System
   Refunding Revenue Bonds Series 1991C
      11-15-15                           6.50                         24,895,000                    27,130,570
      11-15-21                           6.75                         30,000,000                    32,964,452
Dawson Ridge Metropolitan District
   Refunding Revenue Bonds
   Zero Coupon Series B Escrowed to Maturity
      10-01-22                           5.21                         40,000,000(d)                 11,284,800
Denver City & County Airport Systems Revenue Bonds
   Series 1991A A.M.T.
      11-15-23                           8.75                         10,000,000                    11,328,000
Denver City & County Airport Systems Revenue Bonds
   Series 1991D A.M.T.
      11-15-21                           7.75                          8,650,000                     9,538,961
Denver City & County Airport Systems Revenue Bonds
   Series 1992A
      11-15-25                           7.25                         20,975,000                    23,980,507
Denver City & County Airport Systems Revenue Bonds
   Series 1992B A.M.T.
      11-15-23                           7.25                         20,500,000                    22,748,030
Denver City & County Airport Systems Revenue Bonds
   Series 1994A
      11-15-12                           7.50                          5,000,000                     5,762,000
Denver City & County Airport Systems Revenue Bonds
   Series 1994A A.M.T.
      11-15-23                           7.50                         19,340,000                    22,385,663
Denver City & County GVR Metropolitan District
   General Obligation Refunding Bonds Series 1991
      12-01-06                           8.00                          1,385,000                     1,689,008
Denver City & County GVR Metropolitan District
   General Obligation Refunding Bonds Series 1995B
      12-01-06                          11.00                            730,000                       721,167
Denver Special Facility Airport Revenue Bonds
   United Airlines Series A A.M.T.
      10-01-32                           6.88                         25,400,000                    27,286,457
Denver Urban  Renewal  Authority Tax Increment
   Revenue  Bonds  Downtown  Denver Redevelopment
   Adams Mark Hotel Series 1989 A.M.T.
      09-01-15                           8.00                         16,285,000                    18,389,999
      09-01-16                           8.00                          1,785,000                     2,015,729
      09-01-17                           8.00                          1,930,000                     2,179,472
Denver Urban Renewal Authority Tax Increment
   Revenue Bonds South Broadway Montgomery Ward
   Urban Renewal Series 1992
      05-01-16                           8.50                         13,730,000                    15,322,543
Denver West Metropolitan District
   General Obligation Bonds Series 1996
      06-01-16                           6.50                          2,560,000                     2,835,098
Denver West Metropolitan District
   General Obligation Refunding Improvement Bonds
   Series 1995
      12-01-14                           7.00                          4,230,000                     4,765,307
Hotchkiss Industrial Development Revenue Bonds
   Dillion Real Estate-Kroger
      09-01-09                           8.00                          1,500,000                     1,691,595
Housing Finance Authority Single Family Program
   Senior Bonds Series 1991B (FGIC Insured)
      08-01-11                           7.25                          2,150,000                     2,270,293
      02-01-18                           7.30                          1,950,000                     2,056,958
Lowry Economic Redevelopment Authority
   Revenue Bonds Series 1996
      12-01-10                           7.50                         19,000,000                    21,893,700
Lowry Economic Redevelopment Authority
   Series A
      12-01-10                           7.00                          3,600,000                     4,032,288
Saddle Rock Metropolitan District Limited Tax
   General Obligation Bonds Series 1997
      12-01-16                           7.63                          5,590,000                     5,939,207
State Health Facility Authority Hospital Improvement
   Refunding Revenue Bonds
   Parkview Episcopal Medical Center Series 1995
      09-01-25                           6.13                          7,000,000                     7,444,920
State Health Facility Authority Revenue Bonds
   Liberty Heights Zero Coupon Escrowed to Maturity
      07-15-22                           7.50                         81,465,000(d)                 23,728,311
Superior Metropolitan District 2 Limited Tax
   General Obligation Refunding Bonds
   MDC Holdings Series 1994B
      12-01-98                           7.50                            945,000                       945,066
      12-01-13                           8.25                          2,580,000                     3,172,755
      12-01-13                           8.50                         12,000,000                    13,477,680
Thornton Industrial Development Revenue Bonds
   Dillion Real Estate-Kroger
      09-01-09                           8.00                          4,500,000                     5,066,550
Westminster Industrial Development Revenue Bonds
   Dillion Real Estate-Kroger
      04-01-09                           8.00                          3,500,000                     3,947,055
Total                                                                                              412,986,986

Connecticut (0.2%)
State Development Authority Pollution Control
   Refunding Revenue Bonds Connecticut Light & Power
   Series 1993B A.M.T.
      09-01-28                           5.95                         10,000,000                    10,065,600

District of Columbia (0.7%)
General Obligation Refunding Bonds Series 1994A
   (MBIA Insured)
      06-01-10                           6.00                         27,875,000                    31,052,472
      06-01-11                           6.10                          7,580,000                     8,481,186
Housing Finance Agency Multi-family Mortgage
   Revenue Bonds Temple Courts Section 8
   Series 1985 (FHA Insured)
      02-01-22                          12.00                          1,305,000                     1,521,212
Total                                                                                               41,054,870

Florida (4.2%)
Arbor Greene Community Development District
   Special Assessment Revenue Bonds Series 1996
      05-01-18                           7.60                          4,995,000                     5,438,956
Arbor Greene Community Development District
   Special Assessment Revenue Bonds Series 1998
      05-01-19                           6.30                          1,390,000                     1,415,590
Brooks of Bonita Springs Community
   Development District Special Assessment
   District Capital Improvement Revenue Bonds
   Series 1998A
      05-01-19                           6.20                         11,200,000                    11,302,592
Brooks of Bonita Springs Community
   Development District Special Assessment
   District Capital Improvement Revenue Bonds
   Series 1998B
      05-01-06                           5.65                          2,750,000                     2,746,563
Charlotte County Development Authority 1st Mortgage
   Refunding Revenue Bonds
   Royal Palm Retirement Centre Series 1991
      03-01-14                           9.50                          3,945,000                     4,306,323
Crossings at Fleming Island Community Development
   District Special Assessment Bonds Series 1995
      05-01-16                           8.25                         10,010,000                    11,099,088
Crossings at Fleming Island Community Development
   District Utility Revenue Bonds Series 1994
      10-01-19                           7.38                         13,250,000                    14,098,133
Department of Transportation Turnpike Revenue Bonds
   Series 1991A (AMBAC Insured)
      07-01-20                           6.25                         20,000,000                    21,306,999
Gateway Centre Development District Pinellas County
   Special Assessment Revenue Bonds Series 1988
      01-01-09                           9.13                          1,015,000                     1,049,256
Grand Haven Community Development District
   Special Assessment Bonds Flagler County
   Series 1997A
      05-01-02                           6.30                          4,900,000                     5,034,995
Grand Haven Community Development District
   Special Assessment Revenue Bonds
   Series 1998A
      05-01-19                           6.90                          1,000,000                     1,039,800
Heritage Harbor Community Development District
   Special Assessment Revenue Bonds
   Series 1997B
      05-01-03                           6.00                          1,250,000                     1,271,175
      05-01-05                           5.75                          1,650,000                     1,670,823
Hillsborough County Utility Refunding Revenue Bonds
   Series 1991A
      08-01-14                           7.00                         24,000,000                    25,979,376
Hillsborough County Utility Refunding Revenue Bonds
   Series 1991A (MBIA Insured)
      08-01-16                           6.50                         24,760,000                    26,822,012
Lakewood Ranch Community Development District 1
   Manatec County Benefit Special Assessment Bonds
   Series 1998
      05-01-17                           7.30                          3,680,000                     3,765,523
Lakewood Ranch Community Development District 1
   Special Assessment Bonds Series 1994
      05-01-14                           8.25                          3,050,000                     3,340,757
Miami Health Facility Authorization Revenue Bonds
   Inverse Floater (AMBAC Insured)
      08-15-15                           7.12                          3,500,000(c)                  3,696,875
North Springs Improvement Special Assessment
   District Revenue Bonds Heron Bay Series 1997
      05-01-19                           7.00                          3,000,000                     3,163,830
North Springs Improvement Special Assessment
   District Revenue Bonds Parkland Isles Series 1997B
      05-01-05                           6.25                          3,000,000                     3,080,520
Palm Beach County Health Facilities Authority Hospital
   Revenue Bonds Good Samaritan Health Series 1993
      10-01-22                           6.30                          3,750,000                     4,173,488
Polk County Industrial Development Authority 1st Mortgage
   Refunding Revenue Bonds Spring Haven II
      12-01-14                           8.75                          6,115,000                     6,678,069
Port Everglades Port Authority Revenue Bonds Junior Lien
      09-01-16                           5.00                         18,635,000                    18,700,036
River Ridge Community Development District
   Special Assessment Revenue Bonds Series 1998
      05-01-08                           5.75                          4,000,000                     4,025,520
Riverwood Community Development District
   Charlotte County Special Assessment Revenue Bonds
   Series 1992A-B
      05-01-12                           8.50                          5,610,000(j)                  5,980,709
Sumter County Industrial Development Authority
   Industrial  Development Revenue Bonds
   Little Sumter Utility Company Series 1997 A.M.T.
      10-01-27                           7.25                          4,200,000                     4,277,532
Sumter County Industrial Development Authority
   Industrial  Development Water & Sewer Revenue Bonds
   Little Sumter Utility Company Series 1998 A.M.T.
      10-01-27                           6.75                          2,950,000                     2,964,573
Sumter County Village Community Development
   District 1 Capital Improvement Revenue Bonds
   Series 1992
      05-01-12                           8.40                            935,000                     1,005,901
Sunrise Utility System Refunding & Improvement
   Revenue Bonds
      10-01-18                          10.75                          5,000,000                     5,633,500
Tampa Health Systems Revenue Bonds
   Catholic Health East Obligation Group
   Series 1998A-2 (AMBAC Insured)
      11-15-28                           4.88                         26,330,000                    25,661,480
Village Center Community Development District
   Sub Recreational Revenue Bonds
   Series 1998C
      01-01-19                           7.38                          2,670,000                     2,714,189
Village Center Community District Recreational
   Revenue Bonds Series 1996B
      01-01-17                           8.25                          2,785,000                     3,051,135
Village Community Development District 2
   Special Assessment District Revenue Bonds
   Series 1996
      05-01-17                           7.63                          5,435,000                     5,863,278
Volusia County Industrial Development Authority
   1st Mortgage Refunding Revenue Bonds Series 1996
      11-01-26                           7.63                         10,925,000                    12,159,853
Total                                                                                              254,518,449

Georgia (2.2%)
Atlanta Special Purpose Facility Revenue Bonds
   Delta Airlines Series 1989B A.M.T.
      12-01-18                           7.90                         13,500,000                    14,206,050
      12-01-19                           6.25                          8,685,000                     8,762,818
Colquitt County Development Authority Revenue Bonds
   Zero Coupon Escrowed to Maturity
      12-01-21                           6.87                         46,350,000(d)                 13,698,279
Effingham County Pollution Control Revenue Bonds
   Fort Howard Series 1988
      10-01-05                           7.90                         19,850,000                    20,944,132
Fulco Hospital Authority Revenue Anticipation Certificate
   Georgia Baptist Health Care Systems Series 1992A
      09-01-22                           6.38                         20,300,000                    22,478,392
George L. Smith II World Congress Center Authority
   Miscellaneous Revenue Bonds Dome Stadium
   Series 2000 (MBIA Insured) A.M.T.
      07-01-20                           5.50                          8,000,000(i)                  8,029,600
Municipal Electric Authority Power Refunding Bonds
   Series 1989R
      01-01-14                           6.00                          9,130,000                     9,152,003
Municipal Electric Authority Power Revenue Bonds
   Series L
      01-01-20                           5.00                          1,150,000                     1,135,200
Rockdale County Development Authority Solid Waste
   Disposal  Revenue Bonds Visy Paper Series 1993 A.M.T.
      01-01-26                           7.50                         10,000,000                    10,694,200
Savannah Economic Development Authority
   1st Mortgage Revenue Bonds Zero Coupon Series 1991A
      12-01-21                           5.40                         13,755,000(d)                  4,065,153
Savannah Economic Development Authority
   Revenue Bonds Zero Coupon Escrowed to Maturity
      12-01-21                           6.87                         64,220,000(d)                 18,979,579
Total                                                                                              132,145,406

Hawaii (0.4%)
City & County of Honolulu Refunding & Improvement
   General Obligation Bonds Series 1993B Inverse Floater
      09-07-06                           6.77                         10,000,000(c)                 11,450,000
      09-11-08                           6.93                         10,000,000(c)                 11,650,000
Total                                                                                               23,100,000

Idaho (--%)
State Building Authority Lease
   Revenue Bonds Series 1998A (MBIA Insured)
      09-01-25                           4.75                          1,250,000                     1,213,063

Illinois (7.7%)
Bradley Kankakee County Tax Increment
   Refunding Revenue Bonds Series 1993
      12-01-12                           8.40                          5,590,000                     6,339,619
Broadview Cook County Senior Lien Tax Increment
   Revenue Bonds Series 1993
      07-01-13                           8.25                         11,360,000                    12,928,930
Chicago General Obligation Bonds
   Series 1991 (AMBAC Insured)
      01-01-16                           6.00                          6,170,000                     6,688,342
Chicago General Obligation Bonds
   Series 1994A (AMBAC Insured)
      01-01-22                           5.88                         17,850,000                    19,285,140
Chicago General Obligation Refunding Bonds
   Series 1995A (AMBAC Insured)
      01-01-18                           5.50                         20,000,000                    21,605,600
Chicago O'Hare International Airport
   General Airport Refunding Revenue Bonds Series 1993A
      01-01-16                           5.00                         14,450,000                    14,318,361
Chicago O'Hare International Airport
   General Airport Revenue Bonds Series 1990A A.M.T.
      01-01-16                           7.50                         21,000,000                    22,163,190
      01-01-18                           6.00                         29,000,000                    29,904,219
Chicago O'Hare International Airport
   Special Revenue Bonds (FGIC Insured) A.M.T.
      11-01-25                           7.88                         17,750,000                    19,120,478
Chicago O'Hare International Airport
   Special Revenue Bonds A.M.T.
      01-01-17                           7.50                         32,250,000                    33,923,129
Chicago O'Hare International Airport
   Special Revenue Facility Bonds Delta Airlines
   Series 1992
      05-01-18                           6.45                         10,000,000                    10,625,500
Chicago O'Hare International Airport
   Special Revenue Facility Bonds United Airlines
   Series C
      05-01-18                           8.20                         22,285,000                    23,308,772
Chicago Ridge Special Service Area 1 Unlimited
   Ad Valorem Tax Bonds Series 1990
      12-01-08                           9.00                          2,700,000                     3,031,425
Chicago Wastewater Transmission Revenue Bonds
   Series 1994 (MBIA Insured)
      01-01-24                           6.38                         22,500,000                    25,727,174
Cook County Bedford Park Senior Lien Tax Increment
   Revenue Bonds
      01-01-06                           7.00                          1,090,000                     1,178,573
      01-01-12                           7.38                          1,700,000                     1,854,836
Cook County Bedford Park Senior Lien Tax Increment
   Revenue Bonds Mark IV Series 1992
      03-01-12                           9.75                          1,710,000                     2,024,042
Development Finance Authority Lifecare Revenue Bonds
   Presbyterian Homes Series 1996B
      09-01-31                           6.40                          6,700,000                     7,539,778
Development Finance Authority Pollution Control
   Refunding Revenue Bonds Central Illinois
   Public Service 2nd Series 1993B
      06-01-28                           5.90                          2,500,000                     2,640,925
Development Finance Authority Pollution Control
   Refunding Revenue Bonds Commonwealth Edison
   Series 1994
      01-15-09                           5.70                          2,000,000                     2,214,280
      01-15-14                           5.85                          4,500,000                     5,089,995
Development Finance Authority Pollution Control
   Refunding Revenue Bonds Illinois Power
   Series 1991A
      07-01-21                           7.38                         19,250,000                    22,145,970
Development Finance Authority Retirement Housing
   Revenue Bonds Zero Coupon Escrowed to Maturity
      04-15-20                           7.75                         68,000,000(d)                 21,101,760
DuPage County Tax Increment Revenue Bonds
   Series 1997
      01-01-17                           7.88                          4,690,000                     5,274,421
Educational Facilities Authority Refunding Revenue Bonds
   Lewis University Series 1996
      10-01-26                           6.13                          8,780,000                     9,294,420
Educational Facilities Authority Refunding Revenue Bonds
   Loyola University of Chicago Series 1993
   Inverse Floater (FGIC Insured)
      07-01-12                           7.42                         11,000,000(c)                 12,333,750
Granite City Madison County Hospital
   Refunding Revenue Bonds St. Elizabeth Medical Center
   Series 1989A
      06-01-08                           8.13                          3,120,000                     3,223,771
Health Facilities Authority Refunding Revenue Bonds
   Edwards Hospital Series 1993A
      02-15-19                           6.00                          6,350,000                     6,686,614
Health Facilities Authority Refunding Revenue Bonds
   Masonic Medical Center Series 1993
      10-01-19                           5.50                          2,000,000                     2,053,660
Health Facilities Authority Refunding Revenue Bonds
   Morris Hospital
      12-01-23                           6.13                          3,005,000                     3,182,656
Health Facilities Authority Refunding Revenue Bonds
   University of Chicago Series 1993 Inverse Floater
   (MBIA Insured)
      08-15-14                           7.62                         10,000,000(c)                 11,175,000
Health Facilities Authority Revenue Bonds
   Sarah Bush Lincoln Health Center Series 1992
      05-15-12                           7.25                          2,000,000                     2,258,800
      05-15-22                           7.25                          2,000,000                     2,258,800
Health Facilities Authority Revenue Bonds
   Sarah Bush Lincoln Health Center Series 1996B
      02-15-22                           5.75                          2,915,000                     3,019,474
Health Facility Authority Revenue Bonds
   South Suburban Hospital Series 1992
      02-15-09                           7.00                          4,000,000                     4,581,640
      02-15-18                           7.00                          5,000,000                     5,880,963
Hodgkins General Obligation Tax Increment Bonds
   Series 1991
      12-01-09                           9.50                         11,630,000                    13,590,053
Hodgkins General Tax Increment Bonds
   Series 1995A
      12-01-13                           7.63                          9,000,000                    10,034,550
Huntley Special Tax Bonds
   Series 1998
      02-01-25                           6.75                          2,450,000                     2,498,780
Lakemoor Special Tax Revenue Bonds
   Series 1997
      03-01-27                           7.80                          9,000,000                     9,768,330
Lansing Tax Increment Refunding Revenue Bonds
   Landings Redevelopment Area Limited Sales
   Tax Pledge Series 1992
      12-01-08                           7.00                         10,000,000                    11,095,000
Marion General Obligation Hospital Alternate
   Revenue Source Bonds Series 1991
      12-01-16                           7.50                          3,800,000                     4,268,198
Metropolitan Pier & Exposition Authority
   Dedicated State Tax Refunding Revenue Bonds
   McCormick Place Zero Coupon (FGIC Insured)
      06-15-19                           6.37                          6,000,000(d)                  2,102,760
Metropolitan Pier & Exposition Authority
   Dedicated State Tax Refunding Revenue Bonds
            McCormick Place Zero Coupon (MBIA Insured)
      06-15-17                           6.61                         11,210,000(d)                  4,390,397
Metropolitan Pier & Exposition Authority
   Sales Tax & Miscellaneous Tax Revenue
   Capital Appreciation Refunding Bonds
   Zero Coupon Series 1996A (MBIA Insured)
      12-15-22                           6.05                         16,225,000(d)                  4,713,849
Regional Transportation Authority General
   Obligation Bonds Counties of Cook, DuPage, Kane, Lake,
   McHenry & Will Series 1992A (AMBAC Insured)
      06-01-22                           6.13                          7,200,000                     7,647,120
State Development Finance Authority Regency Park
   Retirement Housing Revenue Bonds Zero Coupon
   Series 1991B Escrowed to Maturity
      07-15-25                           5.49                         10,000,000(d)                  2,328,000
Tinley Park Cook & Will Counties Limited Sales Tax
   Revenue Bonds Series 1988
      11-01-99                          10.25                            895,000(j)                    322,200
Tinley Park Cook & Will Counties Unlimited Ad Valorem
   Tax Bonds of Special Service
      12-01-98                          10.65                             75,000                        72,000
      12-01-99                          10.65                             80,000                        75,200
      12-01-00                          10.65                             90,000                        83,700
      12-01-01                          10.65                            100,000                        92,000
      12-01-02                          10.65                            110,000                       101,200
      12-01-03                          10.65                            120,000                       110,400
      12-01-04                          10.65                            135,000                       124,200
      12-01-05                          10.65                            150,000                       138,000
      12-01-06                          10.65                            165,000                       151,800
      12-01-07                          10.65                            185,000                       170,200
Total                                                                                              459,861,944

Indiana (2.3%)
Brazil 1st Mortgage Revenue Bonds Hoosier Care II
   Series 1990
      06-01-20                          10.38                          4,095,000                     4,368,423
Carmel Retirement Rental Housing Refunding
   Revenue Bonds Beverly Enterprises Series 1992
      12-01-08                           8.75                          6,565,000                     7,401,644
Development Finance Authority Environmental
   Improvement Refunding Revenue Bonds USX Corporation
   Series 1996
      07-15-30                           6.25                          2,000,000                     2,148,880
East Chicago Elementary School Building Lake County
   1st Mortgage Refunding Bonds Series 1996
      01-05-16                           6.25                          8,000,000                     9,280,880
Hanover 1st Mortgage Revenue Bonds Hoosier Care II
   Series 1990
      06-01-20                          10.38                          6,710,000                     7,158,027
Health Facility Authority Hospital Revenue Bonds
   Community Hospital of Anderson Series 1993
      01-01-23                           6.00                         10,000,000                    10,380,600
Health Facility Authority Hospital Revenue Bonds
   Union Hospital Series 1993 (MBIA Insured)
      09-01-18                           5.13                         10,000,000                    10,047,300
Health Facility Finance Authority Hospital Revenue Bonds
   Hancock Memorial Series 1996
      08-15-17                           6.13                          2,295,000                     2,460,447
La Porte County Hospital Authority Hospital Refunding
   Revenue Bonds La Porte Hospital Series 1993
      03-01-12                           6.25                          5,070,000                     5,493,446
      03-01-23                           6.00                          2,990,000                     3,116,029
Lawrenceburg Pollution Control Refunding Revenue Bonds
   Methodist Hospital Series 1989
      09-01-08                           6.50                         15,555,000                    16,216,243
Marion County Hospital Authority Refunding Revenue Bonds
   Methodist Hospital Series 1989 (MBIA Insured)
      09-01-13                           6.50                          4,115,000                     4,249,807
Rockport Pollution Control Refunding Revenue Bonds
   Indiana Michigan Electric Series B
      03-01-16                           7.60                          5,500,000                     5,916,625
St. Joseph County Hospital Authority
   Health Systems Revenue Bonds
   Memorial Health System
            Series 1998A (MBIA Insured)
      08-15-28                           4.63                         30,000,000                    27,402,300
St. Joseph County Hospital Facility Revenue Bonds
   Memorial Hospital of South Bend
      06-01-10                           9.40                          1,850,000                     2,403,520
Vincennes Economic Development
   Revenue Bonds Southwest Indiana
   Regional Youth Village Facility Series 1993
      01-01-24                           8.50                         16,575,000                    17,819,285
Total                                                                                              135,863,456

Iowa (0.6%)
Keokuk Hospital Facilities Refunding Revenue Bonds
   Keokuk Area Hospital Series 1991
      12-01-21                           7.63                          5,350,000                     6,028,006
Muscatine Electric Refunding Revenue Bonds Series 1986
      01-01-05                           6.00                         10,845,000                    10,866,690
      01-01-06                           6.00                         11,330,000                    11,352,660
      01-01-07                           5.00                          2,250,000                     2,250,675
      01-01-08                           5.00                          5,100,000                     5,101,326
Total                                                                                               35,599,357

Kansas (0.1%)
Wyandotte County Kansas City Multi-family
   Housing Revenue Bonds Park Victoria Apartments
   Series 1998 A.M.T.
      08-01-28                           6.25                          5,035,000                     5,057,204

Kentucky (0.9%)
Development Finance Authority Hospital Facility
   Revenue Bonds St. Luke Hospital Series 1989B
      10-01-19                           6.00                         22,695,000                    23,539,027
Economic Development Finance Authority Hospital
   Refunding Revenue & Improvement Bonds
   Appalachian Regional Hospital Series 1997
      10-01-22                           5.88                          5,000,000                     5,168,950
Muhlenberg County Hospital
   Refunding Revenue Bonds
   Muhlenberg Community Hospital Series 1996
      07-01-10                           6.75                          9,045,000                     9,569,972
Turnpike Authority Economic Road Development
   Refunding Revenue Bonds Series 1993 Inverse Floater
   (AMBAC Insured)
      06-06-12                           7.40                         15,000,000(c)                 16,968,750
Total                                                                                               55,246,699

Louisiana (2.6%)
Calcasieu Parish Industrial Development Pollution Control
   Refunding Revenue Bonds Gulf State Utilities
   Series 1992
      10-01-12                           6.75                         10,500,000                    11,224,815
Energy & Power Authority Refunding Revenue Bonds
   Rodemacher Unit 2 Series 1991 (FGIC Insured)
      01-01-13                           6.00                         28,000,000                    29,165,920
Hodge Village Combined Utility System Revenue Bonds
   Stone Container Series 1990 A.M.T.
      03-01-10                           9.00                         23,000,000                    24,386,670
New Orleans Audubon Park Commission Aquarium
   Revenue Bonds Series 1992A
      04-01-12                           8.00                          7,100,000                     8,138,730
Public Facilities Authority Revenue Bonds
            Glen Retirement Systems Series 1995
      12-01-15                           6.50                          1,000,000                     1,078,420
      12-01-25                           6.70                          1,500,000                     1,632,195
Public Facilities Authority Revenue Bonds
   Windsor Multi-family Housing Foundation
   Series 1996A
      01-01-26                           6.25                          9,570,000(j)                  7,177,500
Southern Louisiana Port Commission Terminal
   Refunding Revenue Bonds GATX Terminal Series 1993
      03-01-23                           7.00                         13,180,000                    14,350,120
St. Charles Parish Pollution Control Revenue Bonds
   Louisiana Power & Light 2nd Series 1984
      12-01-14                           8.00                         29,155,000                    30,983,602
St. Charles Parish Pollution Control Revenue Bonds
   Louisiana Power & Light Series 1991 A.M.T.
      06-01-21                           7.50                         20,700,000                    22,423,068
West Feliciana Parish Demand Pollution Control
   Revenue Bonds Gulf State Utilities Series 1985B
      05-01-15                           9.00                          6,000,000                     6,517,500
Total                                                                                              157,078,540

Maine (0.1%)
Finance Authority Multi-family Housing Revenue
   Obligation Securities Huntington Common
   Series 1997A
      09-01-27                           7.50                          5,000,000                     5,208,950

Maryland (0.8%)
Frederick County Economic Refunding Revenue Bonds
   Alumax Series 1992
      04-01-17                           7.25                          9,880,000                    10,650,047
Frederick County Obligation Special Tax Revenue Bonds
   Urbana Community Development Authority Series 1998
      07-01-25                           6.63                          6,000,000                     6,043,560
Harford County Industrial Development Revenue Bonds
   Dorsey
      04-16-05                           8.00                            467,000                       469,690
Prince George's County Hospital Revenue Bonds
   Dimensions Health Series 1992
      07-01-17                           7.25                         11,400,000                    12,926,232
      07-01-22                           7.00                          7,000,000                     7,881,510
State Transportation Authority Facility
   Capital Appreciation Revenue Bonds
   Zero Coupon Series 1992 (FGIC Insured)
      07-01-10                           6.33                          3,000,000(d)                  1,807,740
      07-01-11                           6.33                          6,700,000(d)                  3,817,325
State Transportation Authority Facility
   Revenue Bonds Zero Coupon
   Series 1992 (FGIC Insured)
      07-01-12                           6.35                          5,000,000(d)                  2,688,250
Total                                                                                               46,284,354

Massachusetts (3.2%)
Bay Transportation Authority Refunding Revenue Bonds
   Series 1994A (MBIA Insured)
      03-01-12                           6.00                          8,000,000                     8,688,960
      03-01-21                           4.75                          5,000,000                     4,819,950
Health & Educational Facilities Authority
   Revenue Bonds Berkshire Health Systems
   Series C
      10-01-11                           5.90                          1,800,000                     1,870,326
      10-01-20                           6.00                          4,000,000                     4,180,360
Health & Educational Facilities Authority
   Revenue Bonds Beverly Hospital Inverse Floater
   (MBIA Insured)
      06-18-20                           7.47                          8,000,000(c)                  9,250,000
Health & Educational Facilities Authority
   Revenue Bonds Charlton Memorial Hospital
   Series 1991B
      07-01-13                           7.25                          6,455,000                     7,139,101
Health & Educational Facilities Authority
   Revenue Bonds Holyoke Hospital
   Series B
      07-01-15                           6.50                            500,000                       532,075
Industrial Finance Agency Pollution Control
   Refunding Revenue Bonds Eastern Edison
   Series 1993
      08-01-08                           5.88                          4,250,000                     4,408,355
Industrial Finance Agency Resource Recovery
   Revenue Bonds SEMASS Series 1991A
      07-01-15                           9.00                         18,885,000                    20,951,397
Industrial Finance Agency Resource Recovery
   Revenue Bonds SEMASS Series 1991B A.M.T.
      07-01-15                           9.25                         24,800,000                    27,514,607
Municipal Wholesale Electric Power
   Supply System Pre-refunded Revenue Bonds
   Series 1992B
      07-01-17                           6.75                         10,130,000                    11,328,683
Municipal Wholesale Electric Power
   Supply System Revenue Bonds
   Series 1993A Inverse Floater (AMBAC Insured)
      07-01-18                           7.02                          6,500,000(c)                  6,955,000
State Industrial Finance Agency Assisted Living
   Facility Revenue Bonds Marina Bay LLC
   Series 1997 A.M.T.
      12-01-27                           7.50                          2,000,000                     2,091,880
State Industrial Finance Agency Assisted Living
   Facility Revenue Bonds Newton Group Properties LLC
   Series 1997 A.M.T.
      09-01-27                           8.00                          4,300,000                     4,734,429
State Water Authority
   Water & Sewer General Revenue Bonds
   Series 1998A (FSA Insured)
      08-01-27                           4.75                         12,000,000                    11,527,200
Water Resource Authority General
   Refunding Revenue Bonds Series 1992B
      11-01-15                           5.50                         22,175,000                    22,942,699
Water Resource Authority General
   Revenue Bonds Series 1992A
      07-15-19                           6.50                          3,500,000                     4,202,065
Water Resource Authority General
   Revenue Bonds Series 1993B-95B
   (MBIA Insured)
      12-01-25                           5.00                          9,000,000                     8,894,790
Water Resource Authority General
   Revenue Bonds Series 1998A
   (FSA Insured)
      08-01-37                           4.75                         24,500,000                    23,135,595
Water Resource Authority General
   Revenue Bonds Series B (MBIA Insured)
      03-01-22                           5.00                         10,000,000                     9,850,500
Total                                                                                              195,017,972

Michigan (4.2%)
Concord Academy Certificate of Participation Series 1998
      10-01-19                           7.00                          1,000,000                       995,530
Crawford County Economic Development Corporation
   Environmental Improvement Revenue Bonds
   Weyerhaeuser Series 1991A
      07-15-07                           7.13                         10,800,000                    12,651,876
Detroit Unlimited Tax General Obligation Bonds
   Series 1993
      04-01-14                           6.35                          5,725,000                     6,215,461
Detroit Unlimited Tax General Obligation Bonds
   Series 1995A
      04-01-15                           6.80                          1,375,000                     1,599,881
Lincoln Consolidated School District Unlimited Tax
   General Obligation Refunding Bonds (FGIC Insured)
      05-01-18                           5.85                          6,455,000                     6,997,478
Midland County Economic Development Corporation
   Pollution Control Limited Obligation Refunding Revenue
   Bonds Midland Cogeneration Series 1990 A.M.T.
      07-23-09                           9.50                         35,200,000                    37,944,544
Midland County Economic Development Corporation
   Pollution Control Limited Obligation Refunding Revenue
   Bonds Midland Cogeneration Series 1990C
      07-23-09                           8.50                         18,900,000                    20,112,246
Monroe County Pollution Control
   Revenue Bonds Detroit Edison A.M.T.
      12-01-19                           7.75                         40,250,000                    42,671,440
State Hospital Finance Authority
   Hospital Pre-refunded Revenue Bonds
   McLaren Obligated Group Series 1991A
      09-15-21                           7.50                          7,500,000                     8,390,925
State Hospital Finance Authority
   Hospital Refunding Revenue Bonds
   Sinai Hospital of Greater Detroit Series 1995
      01-01-26                           6.70                          3,000,000                     3,349,020
State Hospital Finance Authority
   Refunding Revenue Bonds
   Detroit Medical Center
   Series 1993A
      08-15-18                           6.50                         10,000,000                    10,943,300
State Hospital Finance Authority
   Refunding Revenue Bonds
   Sinai Hospital of Greater Detroit Series 1995
      01-01-16                           6.63                          2,750,000                     3,066,498
State Hospital Finance Authority
   Revenue Bonds Central Michigan Community Hospital
      10-01-27                           6.25                          2,095,000                     2,223,570
State Job Development Authority Pollution Control
   Revenue Bonds Chrysler
      11-01-99                           5.70                          4,350,000                     4,416,164
State Trunk Line Bonds Series A (MBIA Insured)
      11-01-20                           4.75                         10,500,000                    10,165,995
   Obligation Refunding Revenue Bonds
   Crown Paper Company Series 1997B
      08-01-12                           6.25                          1,100,000                     1,014,398
Strategic Fund Limited Obligation Refunding
   Revenue Bonds Detroit Edison
   Series 1995AA (MBIA Insured)
      09-01-25                           6.40                         12,000,000                    13,604,640
Strategic Fund Limited Obligation Refunding
   Revenue  Bonds Great Lakes Pulp & Fibre
   Zero Coupon Series 1994 A.M.T.
      12-01-27                          10.25                         21,509,600(d)                 15,056,720
Strategic Fund Limited Tax Obligation
   Refunding Revenue Bonds Ford Motor
   Series 1991A
      02-01-06                           7.10                         16,400,000                    19,303,456
Summit Academy Certificate of Participation
   Series 1998
      09-01-18                           7.00                          2,500,000                     2,505,050
Troy City Downtown Development Authority
   County of Oakland Development Bonds
   Series 1995A Asset Guaranty
      11-01-18                           6.38                          1,000,000                     1,121,900
Van Buren Township Tax Increment Revenue Bonds
   Series 1994
      10-01-16                           8.40                          3,970,000                     4,544,022
Wayne Charter County Airport Revenue Bonds
   Detroit Metro Wayne County Series 1998A
   (MBIA Insured) A.M.T.
      12-01-28                           5.00                         13,900,000                    13,479,942
Wayne County Special Airport Facilities
   Refunding Revenue Bonds Northwest Airlines Series 1995
      12-01-15                           6.75                         11,280,000                    12,389,839
Total                                                                                              254,763,895

Minnesota (4.1%)
Becker Solid Waste Disposal Facility
   Revenue Bonds Liberty Paper Series 1994B A.M.T.
      08-01-15                           9.00                         17,800,000                    19,351,447
Bloomington Health Care Facility Revenue Bonds
   Friendship Village of Bloomington Series 1992
      04-01-02                           8.50                          3,060,000                     3,277,321
Brainerd Economic Development Authority
   Health Care Facility Revenue Bonds
   Benedictine Health System St. Joseph Medical Center
   Series 1990
      02-15-20                           8.38                          4,670,000                     5,032,392
Duluth Economic Development Authority
   Health Care Facility Pre-refunded Revenue Bonds
   Benedictine Health System St. Mary's Medical Center
   Series 1990
      02-15-20                           8.38                          8,300,000                     8,944,080
Fergus Falls Health Care Facilities Revenue Bonds
   LRHC Long-Term Care Facility Series 1995
      12-01-25                           6.50                          1,530,000                     1,670,638
International Falls Solid Waste Disposal
   Revenue Bonds Boise Cascade
   Series 1990 A.M.T.
      01-01-15                           7.75                         10,000,000                    10,407,100
Little Canada Multi-family Housing Revenue Bonds
   Housing Alternative Development Company
   Series 1997A
      12-01-27                           6.25                          1,755,000                     1,785,169
Mahtomedi Multi-family Housing
   Revenue Bonds Briarcliff A.M.T.
      06-01-36                           7.35                          1,995,000                     2,097,942
Maplewood Elder Care Facility Revenue Bonds
   Care Institute Series 1994
      01-01-24                           7.75                          8,000,000                     8,420,880
Maplewood Multi-family Housing
   Refunding Revenue Bonds Carefree Cottages
   of Maplewood III Series 1995 A.M.T.
      11-01-32                           7.20                          4,955,000                     5,152,110
Mille Lacs Capital Improvement Authority Infrastructure
   Revenue Bonds Series 1992A
      11-01-12                           9.25                          4,455,000                     5,406,232
Minneapolis Housing & Healthcare Facility Revenue Bonds
   Augustana Chapel View Homes Incorporated Series 1997
      06-01-27                           6.75                          2,640,000                     2,787,550
Richfield Multi-family Housing
   Refunding Revenue Bonds
   Village Shores Apartments Series 1996
      08-01-31                           7.63                          4,945,000                     5,185,970
Robbinsdale Multi-family Housing Revenue Bonds
   Copperfield Hill Series 1996A
      12-01-31                           7.35                          3,500,000                     3,614,975
Roseville Housing Facilities Nursing Home
   Refunding Revenue Bonds College Properties
   Incorporated Series 1998
      10-01-28                           5.88                          7,000,000                     7,005,880
Southern Minnesota Municipal Power Agency
   Power Supply System Refunding Revenue Bonds
   Series 1992
      01-01-18                           5.75                         32,210,000                    33,703,255
Southern Minnesota Municipal Power Agency
   Power Supply System Refunding Revenue Bonds
   Zero Coupon Series 1994A (MBIA Insured)
      01-01-21                           6.87                         13,500,000(d)                  4,458,105
Southern Minnesota Municipal Power Agency
   Power Supply System Revenue Bonds
   Zero Coupon Series 1994A (MBIA Insured)
      01-01-22                           6.73                         17,500,000 (d)                 5,491,325
      01-01-23                           6.74                         27,500,000(d)                  8,199,125
      01-01-24                           6.75                         19,960,000(d)                  5,653,870
      01-01-25                           6.75                         27,500,000(d)                  7,399,975
      01-01-26                           6.75                         27,500,000(d)                  7,029,550
      01-01-27                           6.75                         12,450,000(d)                  3,026,097
St. Louis Park Health Care Facilities
   Pre-refunded Revenue Bonds
   Park Nicollet Medical Center Series 1990A
      01-01-20                           9.25                          6,000,000                     6,490,800
St. Louis Park Health Care Facilities
   Revenue Bonds Healthsystem Minnesota
   Obligated Group Series 1993 Inverse Floater
   (AMBAC Insured)
      07-01-05                           5.28                         10,200,000(c)                 10,735,500
St. Louis Park Health Care Facilities
   Revenue Bonds Healthsystem Minnesota
   Obligated Group Series 1993B Inverse Floater
   (AMBAC Insured)
      07-01-13                           6.28                         18,000,000(c)                 18,719,999
St. Louis Park Multi-family Housing
   Refunding Revenue Bonds
   Park Boulevard Towers Series 1996A
      04-01-31                           7.00                         11,480,000                    12,014,624
St. Paul Housing & Redevelopment Authority
   Health Care Facility Revenue Bonds
   Lyngblomsten Care Center Series 1993A
      11-01-06                           7.13                          1,610,000                     1,704,040
      11-01-17                           7.13                          2,635,000                     2,829,121
St. Paul Housing & Redevelopment Authority
   Health Care Facility Revenue Bonds Lyngblomsten
   Multi-family Rental Housing Series 1993B
      11-01-24                           7.00                          2,725,000                     2,796,259
St. Paul Port Authority Redevelopment Multi-family
   Refunding Revenue Bonds Burlington Apartments
   Series A (GNMA Insured)
      05-01-31                           5.75                         14,355,000                    14,925,611
St. Paul Port Authority Redevelopment Multi-family
   Subordinate Refunding Revenue Bonds
   Burlington Apartments Series A
      02-01-31                           8.63                          3,770,000                     3,867,756
Vadnais Heights Multi-family Housing
   Refunding Revenue Bonds
   Cottages of Vadnais Heights
   Series 1995 A.M.T.
      12-01-31                           7.00                          1,980,000                     2,058,269
Washington County Housing & Redevelopment
   Authority Refunding Revenue Bonds
   Woodbury Multi-family Housing Series 1996
      12-01-23                           6.95                          4,835,000                     5,022,018
Total                                                                                              246,264,985

Mississippi (0.8%)
Claiborne County Pollution Control Refunding Revenue Bonds
   System Energy Resources Series 1995
      05-01-25                           7.30                          4,000,000                     4,190,920
Claiborne County Pollution Control Revenue Bonds
   Middle South Energy
      12-01-13                           9.50                          1,195,000                     1,235,176
Harrison County Waste Water Management District
   Refunding Bonds Series 1986
      02-01-15                           5.00                          4,250,000                     4,372,188
Jackson Industrial Development Revenue Bonds Dorsey
      04-16-05                           8.00                            397,000                       401,006
Long Beach Urban Renewal Multi-family Housing
   Revenue Bonds Long Beach Square Apartments
   Series 1998 A.M.T.
      08-01-28                           6.75                          3,870,000                     3,825,495
Lowndes County Solid Waste Disposal Pollution Control
   Refunding Revenue Bonds Weyerhaeuser Series 1989
      04-01-22                           8.45                          4,000,000(h)                  4,797,880
Lowndes County Solid Waste Disposal Pollution Control
   Revenue Bonds Weyerhaeuser Series 1989 A.M.T.
      12-01-05                           7.88                         12,250,000                    13,007,785
Medical Center Educational Building
   Hospital Refunding Revenue Bonds
   University of Mississippi Medical Center
   Series 1998B (AMBAC Insured)
      12-01-23                           5.50                         14,000,000                    15,118,599
Total                                                                                               46,949,049

Missouri (0.7%)
Regional Convention & Sports Complex Authority Bonds
   St. Louis Sponsor Series 1991B
      08-15-21                           7.00                          5,810,000                     6,598,824
Sikeston Electric System Refunding Revenue Bonds
   Series 1992 (MBIA Insured)
      06-01-02                           5.80                          4,165,000                     4,442,847
St. Louis Industrial Development Authority
   Refunding Revenue Bonds Kiel Center
   Multi-purpose Arena Series 1992 A.M.T.
      12-01-24                           7.88                         15,400,000                    16,821,111
St. Louis Regional Convention & Sports Complex Authority
   Refunding Revenue Bonds Series 1991C
      08-15-21                           7.90                          2,575,000                     3,022,381
St. Louis Regional Convention & Sports Complex Authority
   Revenue Bonds Series 1991C
      08-15-21                           7.90                            125,000                       138,645
State Environment & Improvement Energy Resources
   Authority Pollution Control Revenue Bonds Chrysler
      10-01-99                           5.70                          9,250,000                     9,346,478
Total                                                                                               40,370,286

Nebraska (--%)
Omaha Public Power District Electric System
   Revenue Bonds Series 1986A
      02-01-15                           6.00                          1,370,000                     1,533,318

Nevada (0.8%)
Clark County Collateralized Pollution Control Revenue Bonds
   Nevada Power A.M.T.
      10-01-09                           7.80                         11,850,000                    12,358,839
Clark County Industrial Development Revenue Bonds
   Nevada Power Series 1990 A.M.T.
      06-01-20                           7.80                          5,000,000                     5,293,850
Clark County Passenger Facility Charge Airport
   Refunding Revenue Bonds
   Las Vegas McCarran Intl Airport
   Series 1998 (MBIA Insured)
      07-01-22                           4.75                         10,000,000                     9,628,800
Las Vegas Redevelopment Agency Tax Increment
   Subordinate Lien Revenue Bonds Series 1994A
      06-15-10                           6.00                          2,000,000                     2,111,920
      06-15-14                           6.10                          2,750,000                     2,891,158
Las Vegas Special Improvement District 707
   Local Improvement Bonds
   Summerlin Area Series 1996
      06-01-16                           7.10                          6,000,000                     6,257,460
Washoe County Hospital Revenue Bonds
   Washoe Medical Center Series 1993A
      06-01-15                           6.00                          7,250,000                     7,694,425
Total                                                                                               46,236,452

New Hampshire (2.1%)
Business Financial Authority Pollution Control
   & Solid Waste Disposal Refunding Revenue Bonds
   Crown Paper Company Series 1996
      01-01-22                           7.75                          4,255,000                     4,331,037
Business Financial Authority Pollution Control
   Refunding Revenue Bonds United Illuminating
   Series 1993A
      10-01-33                           5.88                         13,200,000                    13,439,448
Higher Education & Health Facilities Authority
   Lifecare Revenue Bonds Rivermead at Peterborough
   Retirement Community Series 1998
      07-01-18                           5.63                          1,365,000                     1,353,097
      07-01-28                           5.75                          2,500,000                     2,509,300
Industrial Development Authority Pollution Control
   Revenue Bonds State Public Service Series 1991B
      05-01-21                           7.50                         51,485,000                    54,766,139
Industrial  Development Authority Pollution Control
   Revenue Bonds State Public Service Series 1991C A.M.T.
      05-01-21                           7.65                         25,000,000                    26,647,750
Industrial Development Authority Pollution Control
   Revenue Bonds United Illuminating Series 1989A A.M.T.
      12-01-14                           8.00                          8,000,000                     8,437,040
State Higher Education & Health Facility Authority Hospital
   Revenue Bonds Hitchcock Clinic Series 1994
   (MBIA Insured)
      07-01-24                           6.00                         13,000,000                    14,264,250
Total                                                                                              125,748,061

New Jersey (0.2%)
Health Care Facility Finance Authority Revenue Bonds
   St. Peter Medical Center Series 1994F (MBIA Insured)
      07-01-16                           5.00                         10,000,000                    10,027,400
Health Care Facility Finance Authority Revenue Bonds
   Zurbrugg Memorial Hospital Series C
      07-01-12                           8.50                          3,500,000                     3,467,835
Total                                                                                               13,495,235

New Mexico (1.8%)
Albuquerque Health Care System Revenue Bonds
   Lovelace Medical Fund
      03-01-11                          10.25                             55,000                        55,911
Bernalillo County Muti-family Housing Revenue Bonds
   Series 1997D
      04-01-27                           7.70                          9,915,000                    10,314,575
Farmington Pollution Control Refunding Revenue Bonds
   Series 1996A-B
      12-01-16                           6.30                         10,000,000                    10,736,500
Farmington Pollution Control Refunding Revenue Bonds
   Series 1997A
      10-01-20                           6.95                          4,000,000                     4,429,920
Farmington Pollution Control Refunding Revenue Bonds
   State Public Service San Juan Series 1994A
      08-15-23                           6.40                         30,650,000                    32,343,719
Farmington Power Refunding Revenue Bonds
   Generating Division
      01-01-13                           9.88                          5,000,000                     6,636,450
Las Vegas Hospital Facility Refunding Revenue Bonds
   Northeastern Regional Hospital Series 1987
      08-01-13                           9.63                          5,370,000                     5,483,307
Lordsberg Pollution Control Refunding Revenue Bonds
   Phelps Dodge
      04-01-13                           6.50                         20,000,000                    22,054,800
Sandoval County Multi-family Housing
   Refunding Revenue Bonds Meadowlark Apartments
   Series 1998A A.M.T.
      07-01-38                           6.38                         11,300,000                    11,465,658
Sandoval County Multi-family Housing
   Refunding Revenue Bonds Meadowlark Apartments
   Series 1998B A.M.T.
      07-01-01                           6.38                          1,000,000                     1,004,170
Santa Fe County Lifecare Revenue Bonds
   El Castillo Retirement Series 1998A
      05-15-15                           5.50                          1,000,000                       993,560
      05-15-25                           5.63                          2,500,000                     2,472,775
Total                                                                                              107,991,345

New York (9.1%)
Battery Park City Authority Refunding Revenue Bonds
   Series 1993A
      11-01-10                           5.50                          9,940,000                    10,549,223
Dormitory Authority New York City University System
   Consolidated 2nd Generation Resource Revenue Bonds
   Series 1990C
      07-01-16                           6.00                         39,465,000                    40,500,361
      07-01-17                           5.00                         20,820,000                    20,570,993
Dormitory Authority New York City University System
   Consolidated 2nd Generation Resource Revenue Bonds
   Series 1990D
      07-01-09                           7.00                          5,000,000                     5,863,000
Dormitory Authority New York City University System
   Consolidated 2nd Generation Resource Revenue Bonds
   Series 1994A
      07-01-18                           5.75                          5,500,000                     6,054,785
Dormitory Authority New York Court Facility Lease
   Revenue Bonds Series 1993A
      05-15-16                           5.38                         11,000,000                    11,176,440
Dormitory Authority New York State
   Memorial Sloan-Kettering Cancer Center
   Series 1998 (MBIA Insured)
      07-01-20                           5.75                          7,500,000                     8,429,100
      07-01-23                           5.50                          7,700,000                     8,437,352
Dormitory Authority New York State
   University Education Facility Revenue Bonds
   Series 1993A
      05-15-13                           5.50                         24,530,000                    26,625,598
Long Island Power Authority
   Revenue Bonds Series A
      12-01-26                           5.25                          8,445,000                     8,503,017
      12-01-29                           5.50                          7,500,000                     7,755,525
Metropolitan Transportation Authority
   Transportation Facility Revenue Bonds
   Series 1998A (MBIA Insured)
      07-01-24                           4.75                         12,850,000                    12,352,705
New York & New Jersey Port Authority Special Obligation
   Revenue Bonds KIAC Partners Series 4 A.M.T.
      10-01-19                           6.75                          3,500,000                     3,843,245
New York City General Obligation Bonds Series 1992B
      02-01-00                           7.40                         30,000,000                    31,307,699
New York City General Obligation Bonds Series 1996F-G
      02-01-19                           5.75                          5,500,000                     5,854,860
      02-01-20                           5.75                          2,325,000                     2,475,009
New York City General Obligation Bonds Series 1998H
      08-01-22                           5.00                         30,000,000                    29,346,300
New York City Industrial Development Agency
   Special Facility Revenue Bonds American Airlines
   Series 1990 A.M.T.
      07-01-20                           8.00                         16,130,000                    16,503,893
New York City Municipal Water Finance Authority
   Water & Sewer System Refunding Revenue Bonds
   Series 1998D (MBIA Insured)
      06-15-25                           4.75                          8,000,000                     7,684,960
New York City Municipal Water Finance Authority
   Water & Sewer System Revenue Bonds
   Series 1994B Inverse Floater (MBIA Insured)
      06-15-09                           7.11                         15,500,000(c)                 17,166,250
New York City Municipal Water Finance Authority
   Water & Sewer System Revenue Bonds Series A
      06-15-21                           6.25                         55,500,000                    58,594,124
New York City Municipal Water Finance Authority
   Water & Sewer System Revenue Bonds Series B
      06-15-17                           5.00                          6,255,000                     6,269,637
New York City Pre-refunded Unlimited General
   Obligation Bonds Series 1994B-1
      08-15-16                           7.00                         16,500,000                    19,216,890
New York City Transitional Finance Authority
   Future Tax Secured Sales Tax Revenue Bonds
   Series 1998B
      11-15-27                           4.50                         15,000,000                    13,901,850
New York City Unlimited Tax General
   Obligation Bonds Series 1996G
      02-01-17                           5.75                         20,000,000                    21,290,400
New York City Unlimited Tax General
   Obligation Bonds Series 1998F
      08-01-23                           5.00                          7,235,000                     7,083,861
New York City Unlimited Tax General
   Obligation Bonds Series 1998G
      08-01-22                           5.00                         10,000,000                     9,782,100
New York City Unlimited Tax General
   Obligation Bonds Series 1998J
      08-01-23                           5.00                         10,760,000                    10,520,482
North Hempstead Nassau County New York
   Various Purpose Bonds
   Series 1998A (FGIC Insured)
      01-15-23                           4.75                          3,100,000                     2,983,502
Port Authority Special Project Bonds La Guardia
   Airport Passenger Terminal
   Continental & Eastern Airlines A.M.T.
      12-01-06                           9.00                          2,645,000                     2,907,649
Port Authority Special Project Bonds La Guardia
   Airport Passenger Terminal
   Continental & Eastern Airlines Series 2 A.M.T.
      12-01-10                           9.00                          8,800,000                     9,673,840
      12-01-15                           9.13                         17,500,000                    19,278,000
State Dormitory Authority State University Education Facility
   Pre-refunded Revenue Bonds Series 1990A
      05-15-12                           7.70                         10,000,000                    10,797,700
State Housing Finance Agency Service Contract Obligation
   Revenue Bonds Series 1995A
      03-15-25                           6.50                         12,475,000                    14,517,418
State Housing Finance Agency State University Construction
   Refunding Bonds Series 1986A
      05-01-13                           6.50                          3,500,000                     4,189,430
State Medical Facilities Finance Agency
   Mental Health Services Improvement Refunding
   Revenue Bonds Series 1993D
      08-15-23                           5.25                         15,000,000                    15,074,550
State Medical Facilities Finance Agency
   Mental Health Services Improvement Refunding
   Revenue Bonds Series 1993F
      02-15-19                           5.25                          5,790,000                     5,844,831
State Urban Development Correctional Capital Facilities
   Refunding Revenue Bonds Series 1993A
      01-01-21                           5.25                         12,110,000                    12,173,456
State Urban Development Correctional Facility
   Refunding Revenue Bonds Series A
      01-01-16                           5.50                          2,750,000                     2,827,770
State Urban Development Correctional Facility
   Revenue Bonds Series 6
      01-01-25                           5.38                          9,000,000                     9,158,130
State Urban Development Correctional Facility
   Services Contract Lease Revenue Bonds
   Series 1998A (FSA Insured)
      01-01-28                           5.00                         10,000,000                     9,938,800
Total                                                                                              547,024,735

North Carolina (3.6%)
Eastern Municipal Power Agency Power System
   Refunding Revenue Bonds Series 1986A
      01-01-17                           5.00                          6,500,000                     6,613,913
      01-01-18                           4.00                          8,675,000                     7,753,542
Eastern Municipal Power Agency Power System
   Refunding Revenue Bonds Series 1988A
      01-01-26                           6.00                          1,940,000                     2,229,448
Eastern Municipal Power Agency Power System
   Refunding Revenue Bonds Series 1989A
      01-01-10                           7.50                         29,160,000                    36,153,504
      01-01-11                           5.50                         37,800,000                    37,811,340
Eastern Municipal Power Agency Power System
   Refunding Revenue Bonds Series 1991A
      01-01-19                           5.75                         55,000,000                    55,646,250
Eastern Municipal Power Agency Power System
   Refunding Revenue Bonds Series 1993B
      01-01-12                           6.25                         24,655,000                    26,239,577
Eastern Municipal Power Agency Power System
   Refunding Revenue Bonds Series 1994B
      01-01-07                           7.25                          5,000,000                     5,814,500
Eastern Municipal Power Agency Power System
   Refunding Revenue Bonds Series B
      01-01-09                           6.13                         10,000,000                    10,986,100
Eastern Municipal Power Agency Power System
   Revenue Bonds Series 1993D
      01-01-13                           5.88                          2,300,000                     2,401,913
Municipal Power Agency 1 Catawba Electric
   Revenue Bonds Series 1993
   Inverse Floater (MBIA Insured)
      01-01-12                           6.97                          7,400,000(c)                  8,158,500
      01-01-20                           7.17                         15,000,000(c)                 16,218,750
Total                                                                                              216,027,337

North Dakota (0.3%)
Fargo Hospital Refunding Revenue & Improvement Bonds
   Dakota Hospital Series 1992
      11-15-12                           6.88                          3,000,000                     3,377,640
      11-15-22                           7.00                          4,250,000                     4,803,478
Ward County Health Care Facilities
   Refunding Revenue Bonds Series 1996B
      07-01-21                           6.25                          4,000,000                     4,299,600
Ward County Health Care Facilities
   Refunding Revenue Bonds Trinity Group Series 1996A
      07-01-26                           6.25                          6,110,000                     6,567,639
Total                                                                                               19,048,357

Ohio (3.2%)
Air Quality Development Authority
   Pollution Control Refunding Revenue Bonds
   Cleveland Electric Company Series 1997B
      08-01-20                           6.00                         10,000,000                    10,240,400
Air Quality Development Authority
   Pollution Control Refunding Revenue Bonds
   Ohio Edison Series A
      05-15-29                           5.95                         13,300,000                    13,745,683
Air Quality Development Authority
   Pollution Control Revenue Bonds
   Ohio Edison Series 1989A
      07-01-23                           7.63                          6,750,000                     6,985,575
Bellefontaine Hospital Facility
   Refunding Revenue Bonds
   Mary Rutan Health Association of Logan County
   Series 1993
      12-01-13                           6.00                          5,330,000                     5,561,748
Butler County Hospital Facility Improvement
   Refunding Revenue Bonds
   Fort Hamilton-Hughes Memorial Center
   Series 1991
      01-01-10                           7.50                          9,800,000                    10,582,726
Carroll Water & Sewer District
   Unlimited Tax General Obligation Bonds
      12-01-10                           6.25                          1,895,000                     2,018,402
Carroll Water & Sewer District
   Water System Improvement Unlimited Tax
   General Obligation Bonds
      12-01-10                           6.25                          7,855,000                     8,415,376
Cleveland Parking Facilities Improvement
   Revenue Bonds Series 1992
      09-15-22                           8.10                         15,000,000                    17,499,000
Coshocton County Solid Waste Disposal
   Refunding Revenue Bonds
   Stone Container Series 1992
      08-01-13                           7.88                         17,500,000                    19,289,199
Cuyahoga County Health Care Facilities
   Lifecare Refunding Revenue Bonds
   Judson Retirement Community Series 1996A
      11-15-13                           7.25                          2,080,000                     2,281,032
Cuyahoga County Health Care Facilities
   Refunding Revenue Bonds
   Judson Retirement Community Series A
      11-15-18                           7.25                          4,130,000                     4,529,165
Erie County Hospital Improvement Refunding
   Revenue Bonds Firelands Community Hospital
   Series 1992
      01-01-15                           6.75                          6,540,000                     7,114,866
Franklin County Multi-family Housing
   Refunding Revenue Bonds
   Jefferson Chase Apartments
   Series 1998B A.M.T.
      11-01-35                           6.40                          1,465,000                     1,468,531
Franklin County Multi-family Housing
   Refunding Revenue Bonds
   West Bay Apartments A.M.T.
      12-01-25                           6.38                          8,425,000                     8,584,233
Lorain County Independent Living & Hospital Facilities
   Refunding Revenue Bonds Elyria United Methodist
   Series 1996C
      06-01-22                           6.88                          3,100,000                     3,421,594
Marion County Health Care Facilities
   Improvement Refunding Revenue Bonds
   United Church Homes Series 1993
      11-15-10                           6.38                          2,000,000                     2,123,480
Marion County Health Care Facilities
   Refunding & Improvement Revenue Bonds
   United Church Homes Series 1993
      11-15-15                           6.30                          1,800,000                     1,903,572
Montgomery County Health Facilities Refunding
   Revenue Bonds Friendship Village Dayton Series 1990A
      02-01-16                           9.25                          9,025,000                     9,787,342
State Water & Air Quality Development Authority
   Pollution Control Refunding Revenue Bonds
   Cleveland Electric Illuminating Series 1995
      08-01-25                           7.70                         13,000,000                    14,801,410
State Water Development Authority Pollution Control
   Refunding Revenue Bonds Toledo Edison
   Series 1994A A.M.T.
      10-01-23                           8.00                         10,000,000                    11,424,100
Water Development Authority Collateralized Pollution Control
   Revenue Bonds Cleveland Electric Series 1989 A.M.T.
      10-01-23                           8.00                         10,000,000                    10,204,900
Water Development Authority Collateralized Pollution Control
   Revenue Bonds Toledo Edison Series 1989 A.M.T.
      10-01-23                           8.00                          8,500,000                     8,836,685
Water Development Authority Pollution Control
   Revenue Bonds Ohio Edison A.M.T.
      10-01-23                           8.10                         10,000,000                    10,517,700
Total                                                                                              191,336,719

Oklahoma (1.0%)
Grand River Dam Authority Refunding Revenue Bonds
   Series 1987
      06-01-12                           5.00                         10,105,000                    10,106,112
Hinton Economic Development Authority
   Certificate of Participation
   Dominion Leasing Series 1990A
      07-01-15                           9.75                         19,090,000                    21,854,804
Hinton Economic Development Authority
   Certificate of Participation
   Series 1994
      07-01-15                           8.75                         11,415,000                    12,826,807
Jackson County Hospital Authority
   Refunding Revenue Bonds
   Jackson County Memorial Hospital Series 1994
      08-01-15                           7.30                          6,580,000                     7,153,842
Midwest City Memorial Hospital Authority Hospital
   Revenue Bonds Series 1992
      04-01-22                           7.38                          7,815,000                     8,809,459
Stillwater Medical Center Authority
   Hospital Revenue Bonds Series 1997B
      05-15-19                           6.50                          1,750,000                     1,898,470
Total                                                                                               62,649,494

Oregon (0.6%)
State Health Housing Educational & Cultural Facilities
   Authority Revenue Bonds Oregon Baptist Retirement
   Homes-Weidler Retirement Center Series 1995
      11-15-26                           8.00                          7,645,000                     8,602,154
Western Generation Agency Revenue Bonds
   Wauna Cogeneration Series 1994A
      01-01-21                           7.13                         13,600,000                    14,749,200
Western Generation Agency Revenue Bonds
   Wauna Cogeneration Series 1994B A.M.T.
      01-01-16                           7.40                          9,000,000                     9,865,440
Total                                                                                               33,216,794

Pennsylvania (4.1%)
Allegheny County Industrial Development Authority
   Environment Improvement Revenue Bonds
   USX Corporation Series 1994A
      12-01-20                           6.70                          6,000,000                     6,567,780
Beaver County Industrial Development Authority
   Collateralized Pollution Control Refunding Revenue Bonds
   Cleveland Electric Illuminating Series 1995
      05-01-25                           7.63                          7,500,000                     8,459,775
Beaver County Industrial Development Authority
   Collateralized Pollution Control Refunding Revenue Bonds
   Cleveland Electric Illuminating Series 1995A
      07-15-25                           7.75                         21,150,000                    24,061,932
Beaver County Industrial Development Authority
   Collateralized Pollution Control Refunding Revenue Bonds
   Toledo Edison Series 1995A
      05-01-20                           7.75                         14,000,000                    15,988,420
Beaver County Industrial Development Authority
   Pollution Control Revenue Bonds
   Ohio Edison
      09-01-24                           7.75                         34,650,000                    36,070,996
Beaver County Industrial Development Authority
   Pollution Control Revenue Bonds
   Toledo Edison-Beaver Valley Series 1995
      05-01-20                           7.63                         11,700,000                    13,197,249
Butler County Industrial Development Authority Health Care
   Refunding Revenue Bonds Pittsburgh Lifetime Care
   Community Sherwood Oaks Series 1993
      06-01-11                           5.75                          2,000,000                     2,093,700
      06-01-16                           5.75                          3,000,000                     3,100,080
Convention Center Authority Refunding Revenue Bonds
   Philadelphia Series 1994A
      09-01-19                           6.75                          5,300,000                     5,948,455
Delaware County Authority 1st Mortgage Revenue Bonds
   Riddle Village Series 1996
      06-01-26                           7.00                         10,000,000                    10,532,300
Delaware County Authority 1st Mortgage Revenue Bonds
   Whitehorse Village Continuing Care Series 1989
      07-01-09                           9.70                          1,000,000                     1,066,670
      07-01-19                           9.70                         10,000,000                    10,666,700
Delaware County Industrial Development Authority
   Pollution Control Refunding Revenue Bonds
   Philadelphia Electric Series A
      04-01-21                           7.38                            900,000                       966,249
Harrisburg Dauphin County General Obligation Bonds
   Zero Coupon Series 1997F (AMBAC Insured)
      09-15-20                           5.50                          3,000,000(d)                    988,500
      09-15-21                           5.52                          1,000,000(d)                    310,840
      09-15-22                           5.52                          1,000,000(d)                    295,040
Montgomery County Higher Education & Health Authority
   Retirement Community Revenue Bonds G.D.L. Farms
   Series A
      01-01-20                           9.50                          3,000,000                     3,249,000
Philadelphia Gas Works Revenue Bonds Series 13
      06-15-21                           7.70                          4,150,000                     4,631,359
Philadelphia Hospital & Higher Education Facility
   Authority Hospital Revenue Bonds
   Albert Einstein Medical Center
      04-01-11                           7.63                         15,545,000                    16,084,101
Philadelphia Municipal Authority Lease
   Refunding Revenue Bonds Series 1993D
      07-15-13                           6.25                          2,500,000                     2,675,800
      07-15-17                           6.30                          1,550,000                     1,660,174
Philadelphia Water & Sewer Revenue Bonds Series 16
      08-01-10                           7.50                         13,200,000                    14,723,148
      08-01-18                           7.00                         14,000,000                    15,188,320
Philadelphia Water & Wastewater Revenue Bonds
   Series 1993 (CGIC Insured)
      06-15-15                           5.50                         11,000,000                    11,421,410
State Department of General Services
   Certificate of Participation
   Series 1994A (AMBAC Insured)
      07-01-15                           5.00                         25,000,000                    24,998,999
Wilkins Industrial Development Authority Revenue Bonds
   Retirement Community Longwood at Oakmont
   Series 1991A
      01-01-21                          10.00                          8,495,000                     9,778,680
Total                                                                                              244,725,677

Puerto Rico (1.0%)
Commonwealth Public Improvement General Obligation
   Refunding Revenue Bonds Series 1998
      07-01-23                           4.50                         13,200,000                    12,289,068
Electric Power Agency Revenue Bonds
   Series N
      07-01-10                           6.00                         40,000,000                    40,538,800
Electric Power Agency Revenue Bonds
   Series O
      07-01-10                           6.00                          5,305,000                     5,376,458
Total                                                                                               58,204,326

South Carolina (1.1%)
Cherokee County Spring City Industrial Development
   Revenue Bonds Knitting Cluett Peabody
      09-01-09                           7.40                          5,200,000                     6,318,416
Jobs Economic Development Authority
   1st Mortgage Health Facilities Nursing Home Refunding
   Revenue Bonds Lutheran Homes Series 1998
      05-01-26                           5.70                          5,235,000                     5,246,674
Piedmont Municipal Power Agency Electric
   Refunding Revenue Bonds Series 1986B
      01-01-24                           5.75                          7,550,000                     7,553,398
Public Service Authority Electric System
   Expansion Revenue Bonds Santee Cooper
   Series 1991D
      07-01-31                           6.63                         14,975,000                    16,695,478
Public Service Authority Electric System
   Revenue Bonds Santee Cooper
   Series 1991B
      07-01-31                           6.00                          8,000,000                     8,465,760
Public Service Authority Electric System
   Revenue Bonds Santee Cooper
   Series 1993A Inverse Floater (MBIA Insured)
      06-28-13                           7.04                         17,700,000(c)                 19,425,749
Total                                                                                               63,705,475

South Dakota (0.6%)
Heartland Consumers Power District Electric System
   Refunding Revenue Bonds Series 1986
      01-01-10                           6.00                         10,205,000                    11,342,245
Sioux Falls Multi-family Housing Revenue Bonds
   Series 1996A
      12-01-34                           7.50                         12,200,000                    13,265,792
State Lease Revenue Trust Certificates Series 1993
   (CGIC Insured)
      09-01-17                           6.70                          7,260,000                     8,880,795
Total                                                                                               33,488,832

Tennessee (0.4%)
Nashville & Davidson Counties Health & Education
   Facilities 1st Mortgage Revenue Bonds
   Blakeford at Green Hills CCRC
      07-01-24                           9.25                         12,230,000                    15,554,481
Nashville & Davidson Counties Health & Education
   Facilities Board Revenue Bonds
   Zero Coupon Escrowed to Maturity
      06-01-21                           5.38                         29,109,000(d)                  8,931,223
Total                                                                                               24,485,704

Texas (6.7%)
Alliance Airport Authority Special Facility Revenue Bonds
   American Airlines Series 1990 A.M.T.
      12-01-29                           7.50                         37,400,000                    40,120,476
Austin Combined Utility Systems Refunding Revenue Bonds
   Series 1985
      05-15-10                          10.75                         10,000,000                    11,024,700
      05-15-15                          10.75                          2,000,000                     2,204,940
Austin Combined Utility Systems Refunding Revenue Bonds
   Series 1986
      11-15-13                           5.00                         19,985,000                    19,986,199
Board of Regents of the University System General
   Refunding Revenue Bonds Series 1986
      08-15-07                           6.50                          2,565,000                     2,906,504
Brazos River Authority Collateralized Pollution Control
   Revenue Bonds Texas Utility Electric
   Series 1989A A.M.T.
      01-01-19                           8.25                         14,000,000                    14,323,120
Brazos River Authority Collateralized Pollution Control
   Revenue Bonds Texas Utility Electric
   Series 1990A A.M.T.
      02-01-20                           8.13                         13,205,000                    13,988,057
Brazos River Authority Collateralized Pollution Control
   Revenue Bonds Texas Utility Electric
   Series 1991A A.M.T.
      03-01-21                           7.88                         24,450,000                    26,530,451
Castlewood Municipal Utility District Water &
   Sewer Systems Unlimited Tax & Refunding Revenue Bonds
   Series 1997
      04-01-14                           6.75                          2,860,000                     3,039,236
Colony Municipal Utility District 1 Denton County
   Series 1980
      08-01-07                           9.25                          1,000,000                     1,364,830
Cypress Hill Municipal Utility District 1
   General Obligation Bonds
      09-01-22                           5.30                          2,045,000                     2,037,986
Dallas & Fort Worth International Airport Special Facility
   Revenue Bonds American Airlines Series 1990 A.M.T.
      11-01-25                           7.50                         26,200,000                    28,049,458
Dallas & Fort Worth International Airport Special Facility
   Revenue Bonds Delta Airlines Series 1991 A.M.T.
      11-01-26                           7.13                         13,500,000                    14,318,505
Dallas Civic Center Miscellaneous Refunding Revenue
   & Improvement Bonds Series 1998 (MBIA Insured)
      08-15-23                           4.88                         29,850,000                    29,094,497
Denison Hospital Authority Hospital Revenue Bonds
   Texoma Medical Center Series 1994
      08-15-24                           7.10                          3,950,000                     4,414,639
Harris County Health Facilities Hospital Revenue Bonds
   Memorial Hospital Series 1992
      06-01-15                           7.13                         16,000,000                    17,978,240
Harris County Industrial Development Marine Terminal
   Refunding Revenue Bonds GATX Terminal Series 1992
      02-01-22                           6.95                         15,000,000                    16,148,550
Harris County Municipal Utility District 196
   Water & Sewer Revenue Bonds Series 1998
      09-01-23                           5.50                          2,585,000                     2,553,773
Hidalgo County Health Services Corporation
   Hospital Revenue Bonds Mission Hospital
   Series 1996
      08-15-26                           6.88                          7,880,000                     8,704,484
Interstate Municipal Utility District
   Unlimited Tax Bonds Harris County Series 1996
      09-01-21                           6.75                          3,020,000                     3,289,112
Karnes County Public Facility Lease Revenue Bonds
      03-01-15                           9.20                         15,645,000                    19,738,827
Kings Manor Municipal Utility District
   Waterworks & Sewer Systems Combination
   Unlimited Tax & Revenue Bonds Series 1995
      03-01-18                           6.88                          2,470,000                     2,719,025
Lower Colorado River Authority Combined Utility
   Junior Lien Revenue Bonds 7th Supplement
   Series 1998 (FSA Insured)
      01-01-28                           4.75                         10,500,000                    10,037,475
Midland County Hospital District Revenue Bonds Series 1992
      06-01-16                           7.50                          3,025,000                     3,410,052
Mineral Wells Independent School Districts Palo Pinto &
   Parker Counties Unlimited Tax General Obligation School
   Building & Refunding Bonds Series 1998
   Permanent School Fund Guarantee
      02-15-22                           4.75                          5,430,000                     5,244,403
      02-15-28                           4.75                          8,345,000                     8,001,019
Municipal Power Agency
   Refunding Revenue Bonds (MBIA Insured)
      09-01-09                           5.25                          8,000,000                     8,619,680
Municipal Power Agency
   Revenue Bonds
      09-01-13                           5.50                          7,410,000                     7,417,632
Rio Grande City Consolidated Independent School District
   Public Facilities Lease Revenue Bonds Series 1995
      07-15-10                           6.75                          4,000,000                     4,409,840
Rolling Creek Utility District Unlimited Tax
   General Obligation Refunding Bonds
   Series 1998
      03-01-15                           5.75                          3,660,000                     3,708,788
Sabine River Authority Collateralized Pollution Control
   Revenue Bonds Texas Utilities Electric Series 1990A A.M.T.
      02-01-20                           8.13                         30,500,000                    32,311,090
San Antonio Electric & Gas Systems
   Revenue Bonds Series 1987
      02-01-14                           5.00                          8,680,000                     8,680,781
Uvalde Consolidated Independent School District
   General Obligation Bonds
   Permanent School Fund Guarantee
      08-01-22                           4.50                          5,100,000                     4,728,108
West Side Calhoun County Navigation District
   Solid Waste Disposal Revenue Bonds
   Union Carbide Chemical & Plastics Series 1991 A.M.T.
      03-15-21                           8.20                         17,550,000                    19,173,375
Total                                                                                              400,277,852

Utah (1.6%)
Carbon County Solid Waste Disposal
   Refunding Revenue Bonds Sunnyside
   Cogeneration Associates Series 1991 A.M.T.
      07-01-18                           9.25                         25,350,000(j)                 13,942,500
Housing Finance Agency Single Family Mortgage
   Senior Bonds Series 1991C (FGIC Insured)
      07-01-11                           7.30                            570,000                       601,669
      07-01-16                           7.35                            450,000                       474,705
Hurricane Health Facilities Development Revenue Bonds
   Mission Health Services Series 1990
      07-01-20                          10.50                          7,570,000                     8,311,482
Intermountain Power Agency Power Supply
   Refunding Revenue Bonds Series 1993B Inverse Floater
      07-01-11                           7.30                          7,600,000(c)                  8,512,000
Intermountain Power Agency Power Supply
   Refunding Revenue Bonds Series 1996C (MBIA Insured)
      07-01-17                           5.70                         46,000,000                    49,294,980
Intermountain Power Agency Power Supply
   Refunding Revenue Bonds Series F (AMBAC Insured)
      07-01-13                           5.00                          5,000,000                     5,000,800
Intermountain Power Agency Power Supply
   Revenue Bonds Series 1987A (MBIA Insured)
      07-01-12                           5.00                          8,000,000                     8,001,760
Tooele County Pollution Control Refunding Revenue Bonds
   Laidlaw Environmental Services Incorporated
   Series 1997A A.M.T.
      07-01-27                           7.55                          4,000,000                     4,434,080
Total                                                                                               98,573,976

Virginia (0.7%)
Fairfax County Economic Development Authority
   Educational Facilities Revenue Bonds
   Browne Academy Series 1998
      10-01-08                           6.00                          1,500,000                     1,517,625
      10-01-23                           6.45                          5,200,000                     5,303,844
Fairfax County Redevelopment & Housing Authority
   Multi-family Housing Revenue Bonds
   Burkeshire Commons Series 1996
      10-01-36                           7.60                         13,155,000                    14,437,349
Hopewell City Industrial Development Authority
   Pollution Control Refunding Revenue Bonds
   Stone Container Series 1992
      05-01-10                           8.25                          3,170,000                     3,516,640
Housing Development Authority Commonwealth
   Mortgage Bonds Series 1992A
      01-01-33                           7.15                         11,890,000                    12,506,497
Prince William County Service Authority Water & Sewer
   Systems Refunding Revenue Bonds
   Series 1997 (FGIC Insured)
      07-01-29                           4.75                          1,875,000                     1,804,706
Total                                                                                               39,086,661

Washington (2.7%)
King County Housing Authority Pooled Housing
   Refunding Revenue Bonds Series 1995A
      03-01-26                           7.20                          4,000,000                     4,176,120
Longview Industrial Development Corporation Solid Waste
   Revenue Bonds Weyerhaeuser Series 1991 A.M.T.
      02-01-13                           7.45                         20,000,000                    21,504,000
Public Power Supply System Nuclear Project 1
   Refunding Revenue Bonds Bonneville Power Administration
   Series 1993A Inverse Floater (FSA Insured)
      07-01-11                           7.47                         25,000,000(c)                 30,593,750
Public Power Supply System Nuclear Project 1
   Refunding Revenue Bonds Series A
      07-01-15                           6.50                         21,000,000                    23,287,740
Public Power Supply System Nuclear Project 1
   Revenue Bonds Series 1990A
      07-01-17                           6.00                         38,875,000                    40,372,465
Public Power Supply System Nuclear Project 2
   Revenue Bonds Series 1994A
      07-01-11                           5.38                         10,000,000                    10,387,300
Snohomish County Public Utility District 1
   Generation System Revenue Bonds Series 1986A
      01-01-20                           5.00                         17,750,000                    17,978,975
State General Obligation
   Refunding Revenue Bonds
   Zero Coupon Series 1997A
      07-01-19                           5.95                         16,260,000(d)                  5,765,959
State Housing Finance Commission
   Refunding Revenue Bonds Horizon House
   Series 1995A (Asset Guaranty)
      07-01-17                           6.00                          3,700,000                     3,953,413
      07-01-27                           6.13                          3,845,000                     4,128,530
Total                                                                                              162,148,252

West Virginia (1.2%)
Kanawha County Pollution Control
   Revenue Bonds Union Carbide Series 1984
      08-01-04                           7.35                          3,000,000                     3,449,760
Mason County Pollution Control
   Refunding Revenue Bonds Appalachian Power
   Series 1992J
      10-01-22                           6.60                         25,000,000                    26,810,250
Pea Ridge Public Service District Sewer
   Refunding Revenue Bonds Series 1990
      05-01-20                           9.25                          2,540,000                     2,811,018
Putnam County Pollution Control Revenue Bonds
   Appalachian Power Series C
      07-01-19                           6.60                         10,600,000                    11,310,518
School Building Authority Capital Improvement
   Revenue Bonds Series 1991A
      07-01-21                           6.00                         20,785,000                    21,782,888
South Charleston Pollution Control Refunding
   Revenue Bonds Union Carbide Series 1985
      08-01-05                           7.63                          3,000,000                     3,524,910
Total                                                                                               69,689,344

Wisconsin (0.6%)
Health & Education Facilities Authority
   Revenue Bonds St. Clare Hospital
      02-15-22                           7.00                         12,115,000                    13,132,175
Madison Industrial Development
   Refunding Revenue Bonds Madison Gas & Electric
   Series 1992B
      10-01-27                           6.70                         19,300,000                    20,958,449
State Health & Education Facilities Authority
   Lifecare Revenue Bonds United Lutheran
   Program for the Aging - Luther Manor Series 1998
      03-01-28                           5.70                          3,250,000                     3,233,620
Total                                                                                               37,324,244

Wyoming (0.2%)
Natrona County Hospital Revenue Bonds
   Wyoming Medical Center
      09-15-10                           8.13                          6,500,000                     7,141,940
State Farm Loan Board Capital Facilities
   Revenue Bonds Series 1994
      04-01-24                           6.10                          5,000,000                     5,477,950
Total                                                                                               12,619,890

Total municipal bonds
(Cost: $5,189,274,609)                                                                          $5,814,702,281


Other (--%)
Issuer                                                                                               Value(a)

Smoky Mountain Golf Course(k)                                                                         $599,999

Total other
(Cost: $7,171,187)                                                                                    $599,999

See accompanying notes to investments in securities.


STRATEGIST TAX-FREE HIGH YIELD FUND


Short-term securities (1.5%)

Issuer(b,f,g)                         Effective                     Amount payable                    Value(a)
                                        yield                         at maturity

Burke County Georgia Development Authority Pollution
Control Revenue Bonds (Georgia Power) Vogtle
2nd Series V.R.
      07-01-24                           3.30%                        $1,700,000                    $1,700,000
Burke County Georgia Development Authority Pollution
Control Revenue Bonds (Georgia Power) Vogtle
3rd Series 1995 V.R.
      09-01-25                           3.25                          4,200,000                     4,200,000
Burke County Georgia Development Authority Pollution
Control Revenue Bonds (Georgia Power) Vogtle
Series 1995 V.R.
      04-01-25                           3.25                          1,300,000                     1,300,000
Burke County Georgia Pollution Control Revenue
Bonds (Georgia Power) Series 1994 V.R.
      07-01-24                           3.35                          2,800,000                     2,800,000
Emery County Utah Pollution Control Refunding
Revenue Bonds (Pacificorp) Series 1994 V.R.
      11-01-24                           3.35                          7,050,000                     7,050,000
Harris County Texas Development Solid Waste
Exxon Series 1997 V.R.
      04-01-33                           3.30                          3,700,000                     3,700,000
Illinois Health Facility Provena Health
Series 1998B V.R.
      05-01-28                           3.35                          4,900,000                     4,900,000
Jackson County Mississippi Pollution Control
Revenue Bonds (Chevron) Series 1992 V.R.
      12-01-16                           3.25                          1,200,000                     1,200,000
Jacksonville  Florida  Pollution Control Revenue Bonds
Power & Light Series 1995 V.R.
      05-01-29                           3.25                          6,100,000                     6,100,000
Long Island New York Power Authority Electric
Revenue Bonds 5th Series V.R.
      05-01-33                           3.25                         12,800,000                    12,800,000
Louisiana State Offshore Terminal Authority
Deepwater Port Revenue Bonds Loop
Series 1992 V.R.
      09-01-08                           3.30                          3,650,000                     3,650,000
Monroe County Georgia Development Authority
(Georgia Power) 2nd Series V.R.
      07-01-25                           3.65                          4,900,000                     4,900,000
New York City Municipal Water Finance Authority
Series G V.R. (FGIC Insured)
      06-15-24                           3.25                         15,700,000                    15,700,000
Orange County California Sanitation
Certificate of Participation Series 1992 V.R.
      08-01-17                           3.20                         10,000,000                    10,000,000
Roanoke Virginia Hospital Revenue Bonds
Carlton Health System Series 1997A V.R.
      07-01-32                           3.30                          2,200,000                     2,200,000
Uinta County Wyoming Pollution Control
Revenue Bonds (Chevron) Series 1993 V.R.
      08-15-20                           3.25                          2,000,000                     2,000,000
Valdez Alaska Marine Terminal Revenue Bonds
(Exxon Pipeline) Series 1985 V.R.
      10-01-25                           3.30                          1,000,000                     1,000,000
Valdez Alaska Marine Terminal Revenue Bonds
(Exxon Pipeline) Series 1993A V.R.
      12-01-33                           3.30                          2,460,000                     2,460,000
Washington Health Care Facility Authority
(Sisters of Providence) Series 1985D V.R.D.N.
      10-01-05                           3.25                          1,100,000                     1,100,000

Total short-term securities
(Cost: $88,760,000)                                                                                $88,760,000

Total investments in securities
(Cost: $5,285,205,796)(l)                                                                       $5,904,062,280

See accompanying notes to investments in securities.

STRATEGIST TAX-FREE HIGH YIELD FUND

Strategist tax-free high yield fund

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) The following abbreviations may be used in portfolio descriptions to identify the insurer of the issue:

      ACA        --     ACA Financial Guaranty Corporation
      AMBAC      --     American Municipal Bond Association Corporation
      BIG        --     Bond Investors Guarantee
      CGIC       --     Capital Guaranty Insurance Company
      FGIC       --     Financial Guarantee Insurance Corporation
      FHA        --     Federal Housing Authority
      FNMA       --     Federal National Mortgage Association
      FSA        --     Financial Security Assurance
      GNMA       --     Government National Mortgage Association
      MBIA       --     Municipal Bond Investors Assurance

(c) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in market short-term rates. Interest rate disclosed is the rate in effect on Nov. 30, 1998. Inverse floaters in the aggregate represent 6.14% of the Fund's net assets as of Nov. 30, 1998.

(d) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(e) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to interest reset date disclosed.

(f) The Portfolio is entitled to receive principal amount from issuer or corporate guarantor, if indicated in parentheses, after a day or a week's notice. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on Nov. 30, 1998.

(g) The following abbreviations may be used in the portfolio descriptions:

      A.M.T.     --     Alternative Minimum Tax-- As of Nov. 30, 1998, the value
                        of securities subject to alternative minimum tax
                        represented 16.63% of net assets.
      B.A.N.     --     Bond Anticipation Note
      C.P.       --     Commercial Paper
      R.A.N.     --     Revenue Anticipation Note
      T.A.N.     --     Tax Anticipation Note
      T.R.A.N.   --     Tax & Revenue Anticipation Note
      V.R.       --     Variable Rate
      V.R.D.B.   --     Variable Rate Demand Bond
      V.R.D.N.   --     Variable Rate Demand Note

(h) Interest rate varies to reflect current market conditions; rate shown is the effective rate on Nov. 30, 1998.

(i) At Nov. 30, 1998, the cost of securities purchased, including interest purchased, on a when-issued basis was $7,669,520.

(j) Non-income producing. Items identified are in default as to payment of interest and/or principal.

(k) This property was acquired through foreclosure in connection with the default of a bond issue. The property is valued as of Nov. 30, 1998 at the approximate sales price realized by the portfolio subsequent to year end.

(l) At Nov. 30, 1998, the cost of securities for federal income tax purposes was $5,292,047,829 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

 Unrealized appreciation                                   $640,676,997
 Unrealized depreciation                                    (28,662,546)
                                                            -----------

 Net unrealized appreciation                               $612,014,451

STRATEGIST TAX-FREE HIGH YIELD FUND

PART C. OTHER INFORMATION

Item 23.        Exhibits

(a)(1) Articles of Incorporation, dated August 31, 1995, filed electronically on or about September 1, 1995, as Exhibit 1 to Registration Statement No. 33-63909, are incorporated by reference.

(a)(2) Articles of Amendment dated April 4, 1996, filed electronically on or about April 17, 1996, as Exhibit 1(b) to Registrant's Pre-Effective Amendment No. 1 are incorporated by reference.

(b) By-laws effective April 24, 1996, filed electronically on or about April 17, 1996, as Exhibit 2 to Registrant's Pre-Effective Amendment No. 1 are incorporated by reference.

(c)      Instruments Defining Rights of Security Holders:  Not Applicable.

(d)      Investment Advisory contracts:  Not Applicable.

(e) Distribution Agreement between Strategist Tax-Free Income Fund, Inc. on behalf of Strategist Tax-Free High Yield Fund and American Express Service Corporation dated May 13, 1996, filed electronically as Exhibit 6 to Registrant's Post-Effective Amendment No. 2 to Registration Statement No. 33-63909, is incorporated by reference.

(f)      Bonus or Profit Sharing Contracts:  Not Applicable.

g(1) Custodian Agreement between Strategist Tax-Free Income Fund, Inc. on behalf of Strategist Tax-Free High Yield Fund and American Express Trust Company dated May 13, 1996, filed electronically as Exhibit 8(a) to Registrant's Post-Effective Amendment No. 2 to Registration Statement No. 33-63909, is incorporated by reference.

g(2) Addendum to the Custodian  Agreement among Strategist Tax-Free Income Fund,
     Inc. on behalf of Strategist Tax-Free High Yield Fund, American Express Trust Company and American Express Financial Corporation executed on May 13, 1996, filed electronically as Exhibit 8(b) to Registrant's Post-Effective Amendment No. 2 to Registration Statement No. 33-63909, is incorporated by reference.

h(1) Administrative  Services Agreement between Strategist Tax-Free Income Fund,
     Inc. on behalf of Strategist Tax Free High Yield Fund and American Express Financial Corporation dated May 13, 1996, filed electronically as Exhibit 9(b) to Registrant's Post-Effective Amendment No. 2 to Registration Statement No. 33-63909, is incorporated by reference.

h(2) Agreement and Declaration of Unitholders between Strategist Tax-Free Income
     Fund, Inc. and IDS High Yield Tax-Exempt Fund, Inc. dated May 13, 1996, filed electronically as Exhibit 9(c) to Registrant's Post-Effective Amendment No. 2 to Registration Statement No. 33-63909, is incorporated by reference.

h(3) Transfer Agency Agreement between Strategist Tax-Free Income Fund, Inc. on behalf of Strategist Tax-Free High Yield Fund and American Express Client Service Corporation dated Jan. 1, 1998, filed electronically as Exhibit h(3) to Registrant's Post-Effective Amendment No. 4 to Registration Statement No. 33-63909, is incorporated by reference.

(i) Opinion and consent of counsel as to the legality of securities being registered is filed electronically herewith.

(j)      Independent Auditors Consent is filed electronically herewith.

(k)      Omitted Financial Statements:  Not Applicable.

(l) Share Purchase Agreement between Strategist Tax-Free Income Fund, Inc. and American Express Financial Corporation dated April 16, 1996, filed electronically as Exhibit 13 to Registrant's Post-Effective Amendment No. 2 to Registration Statement No. 33-63909, is incorporated by reference.

(m) Plan and Agreement of Distribution between Strategist Tax-Free Income Fund, Inc. on behalf of Strategist Tax-Free High Yield Fund and American Express Service Corporation dated May 13, 1996, filed electronically as Exhibit 15 to Registrant's Post-Effective Amendment No. 2 to Registration Statement No. 33-63909, is incorporated by reference.

(n) Financial Data Schedules are filed electronically herewith.

(o)      Rule 18f-3 Plan:  Not Applicable.

(p)(1) Directors' Power of Attorney to sign Amendments to this Registration Statement, dated November 20, 1997, is incorporated by reference to
        Exhibit 19(a) of Registrant's Post-Effective Amendment No. 3 filed on or about Jan. 26, 1998.

(p)(2) Officers' Power of Attorney to sign Amendments to this Registration Statement, dated November 21, 1997, is incorporated by reference to
        Exhibit 19(b) of Registrant's Post-Effective Amendment No. 3 filed on or about Jan. 26, 1998.

(p)(3) Trustees' Power of Attorney to sign amendments to this Registration Statement dated January 14, 1999, is filed electronically herewith.

(p)(4) Officers' Power of Attorney to sign Amendments to this Registration Statement dated April 11, 1996, filed electronically on or about April 17, 1996, as Exhibit 19(b) to Registrant's Pre-Effective Amendment No. 1 is incorporated by reference.

Item 24. Persons Controlled by or Under Common Control with Registrant

                  None.

Item 25. Indemnification

Reference is hereby made to Article IV of Registrant's Articles of Incorporation filed electronically on or about Nov. 1, 1995, as Exhibit 1 to Registrant's initial registration statement and Article X of Registrant's By-laws filed electronically on or about April 17, 1996, as Exhibit 2 to Registrant's Pre-Effective Amendment No. 1.

American Express Financial Corporation is the investment advisor of the Portfolios of the Trust.

Item 26.          Business and Other Connections of Investment Adviser (American Express
                  Financial Corporation)

Directors and officers of American Express Financial Corporation who are directors and/or officers of one or more other companies:

------------------------------- ---------------------------- ---------------------------- ----------------------------

Name and Title                  Other company(s)             Address                      Title within other
                                                                                          company(s)
------------------------------- ---------------------------- ---------------------------- ----------------------------

Ronald G. Abrahamson,           American Express Client      IDS Tower 10                 Director and Vice President
Vice President                  Service Corporation          Minneapolis, MN 55440

                                American Express Financial                                Vice President
                                Advisors Inc.

                                Public Employee Payment                                   Director and Vice President
                                Company
------------------------------- ---------------------------- ---------------------------- ----------------------------

Douglas A. Alger,               American Express Financial   IDS Tower 10                 Senior Vice President
Senior Vice President           Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Peter J. Anderson,              Advisory Capital             IDS Tower 10                 Director
Director and Senior Vice        Strategies Group Inc.        Minneapolis, MN 55440
President

                                American Express Asset                                    Director and Chairman of
                                Management Group Inc.                                     the Board

                                American Express Asset                                    Director, Chairman of the
                                Management International,                                 Board and Executive Vice
                                Inc.                                                      President

                                American Express Financial                                Senior Vice President
                                Advisors Inc.

                                IDS Capital Holdings Inc.                                 Director and President

                                IDS Futures Corporation                                   Director

                                NCM Capital Management       2 Mutual Plaza               Director
                                Group, Inc.                  501 Willard Street
                                                             Durham, NC  27701
------------------------------- ---------------------------- ---------------------------- ----------------------------

Ward D. Armstrong,              American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                American Express Service                                  Vice President
                                Corporation

                                American Express Trust                                    Director and Chairman of
                                Company                                                   the Board
------------------------------- ---------------------------- ---------------------------- ----------------------------

John M. Baker,                  American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                American Express Trust                                    Senior Vice President
                                Company

Joseph M. Barsky III,           American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Timothy V. Bechtold,            American Centurion Life      IDS Tower 10                 Director and President
Vice President                  Assurance Company            Minneapolis, MN 55440

                                American Express Financial                                Vice President
                                Advisors Inc.

                                IDS Life Insurance Company                                Executive Vice President

                                IDS Life Insurance Company   P.O. Box 5144                Director and President
                                of New York                  Albany, NY 12205
------------------------------- ---------------------------- ---------------------------- ----------------------------

John C. Boeder,                 American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                IDS Life Insurance Company   P.O. Box 5144                Director
                                of New York                  Albany, NY 12205
------------------------------- ---------------------------- ---------------------------- ----------------------------

Douglas W. Brewers,             American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Karl J. Breyer,                 American Express Financial   IDS Tower 10                 Corporate Senior Vice
Director, Corporate Senior      Advisors Inc.                Minneapolis, MN 55440        President
Vice President

                                American Express Financial                                Director
                                Advisors Japan Inc.

                                American Express Minnesota                                Director
                                Foundation
------------------------------- ---------------------------- ---------------------------- ----------------------------

Cynthia M. Carlson,             American Enterprise          IDS Tower 10                 Director, President and
Vice President                  Investment Services Inc.     Minneapolis, MN 55440        Chief Executive Officer

                                American Express Financial                                Vice President
                                Advisors Inc.

                                American Express Service                                  Vice President
                                Corporation
------------------------------- ---------------------------- ---------------------------- ----------------------------

Mark W. Carter,                 American Express Financial   IDS Tower 10                 Senior Vice President and
Senior Vice President and       Advisors Inc.                Minneapolis, MN 55440        Chief Marketing Officer
Chief Marketing Officer

                                IDS Life Insurance Company                                Executive Vice President
------------------------------- ---------------------------- ---------------------------- ----------------------------

James E. Choat,                 American Centurion Life      IDS Tower 10                 Executive Vice President
Director and Senior Vice        Assurance Company            Minneapolis, MN 55440
President

                                American Enterprise Life                                  Director, President and
                                Insurance Company                                         Chief Executive Officer

                                American Express Financial                                Senior Vice President
                                Advisors Inc.

                                American Express Insurance                                Vice President
                                Agency of Idaho Inc.

                                American Express Insurance                                Vice President
                                Agency of Nevada Inc.

                                American Express Insurance                                Vice President
                                Agency of Oregon Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Kentucky Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Maryland Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Pennsylvania Inc.

                                IDS Insurance Agency of                                   Vice President
                                Alabama Inc.

                                IDS Insurance Agency of                                   Vice President
                                Arkansas Inc.

                                IDS Insurance Agency of                                   Vice President
                                Massachusetts Inc.

                                IDS Insurance Agency of                                   Vice President
                                New Mexico Inc.

                                IDS Insurance Agency of                                   Vice President
                                North Carolina Inc.

                                IDS Insurance Agency of                                   Vice President
                                Ohio Inc.

                                IDS Insurance Agency of                                   Vice President
                                Wyoming Inc.

                                IDS Life Insurance Company                                Executive Vice President
                                of New York
------------------------------- ---------------------------- ---------------------------- ----------------------------

Kenneth J. Ciak,                AMEX Assurance Company       IDS Tower 10                 Director and President
Vice President and General                                   Minneapolis, MN 55440
Manager

                                American Express Financial                                Vice President and General
                                Advisors Inc.                                             Manager

                                IDS Property Casualty        1 WEG Blvd.                  Director and President
                                Insurance Company            DePere, WI 54115
------------------------------- ---------------------------- ---------------------------- ----------------------------

Paul A. Connolly,               American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Colleen Curran,                 American Express Financial   IDS Tower 10                 Vice President and
Vice President and Assistant    Advisors Inc.                Minneapolis, MN 55440        Assistant General Counsel
General Counsel

                                American Express Service                                  Vice President and Chief
                                Corporation                                               Legal Counsel
------------------------------- ---------------------------- ---------------------------- ----------------------------

Luz Maria Davis                 American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Douglas K. Dunning,             American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Gordon L. Eid,                  American Express Financial   IDS Tower 10                 Senior Vice President,
Director, Senior Vice           Advisors Inc.                Minneapolis, MN 55440        General Counsel and Chief
President, General Counsel                                                                Compliance Officer
and Chief Compliance Officer

                                American Express Financial                                Vice President and Chief
                                Advisors Japan Inc.                                       Compliance Officer

                                American Express Insurance                                Director and Vice President
                                Agency of Arizona Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Idaho Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Nevada Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Oregon Inc.

                                American Express Property                                 Director and Vice President
                                Casualty Insurance Agency
                                of Kentucky Inc.

                                American Express Property                                 Director and Vice President
                                Casualty Insurance Agency
                                of Maryland Inc.

                                American Express Property                                 Director and Vice President
                                Casualty Insurance Agency
                                of Pennsylvania Inc.

                                IDS Insurance Agency of                                   Director and Vice President
                                Alabama Inc.

                                IDS Insurance Agency of                                   Director and Vice President
                                Arkansas Inc.

                                IDS Insurance Agency of                                   Director and Vice President
                                Massachusetts Inc.

                                IDS Insurance Agency of                                   Director and Vice President
                                New Mexico Inc.

                                IDS Insurance Agency of                                   Director and Vice President
                                North Carolina Inc.

                                IDS Insurance Agency of                                   Director and Vice President
                                Ohio Inc.

                                IDS Insurance Agency of                                   Director and Vice President
                                Wyoming Inc.

                                IDS Real Estate Services,                                 Vice President
                                Inc.

                                Investors Syndicate                                       Director
                                Development Corp.
------------------------------- ---------------------------- ---------------------------- ----------------------------

Robert M. Elconin,              American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                IDS Life Insurance Company                                Vice President
------------------------------- ---------------------------- ---------------------------- ----------------------------

Gordon M. Fines,                American Express Asset       IDS Tower 10                 Senior Vice President and
Vice President                  Management Group Inc.        Minneapolis, MN 55440        Chief Investment Officer

                                American Express Financial                                Vice President
                                Advisors Inc.
------------------------------- ---------------------------- ---------------------------- ----------------------------

Douglas L. Forsberg,            American Centurion Life      IDS Tower 10                 Director
Vice President                  Assurance Company            Minneapolis, MN 55440

                                American Express Financial                                Vice President
                                Advisors Inc.

                                American Express Financial                                Director, President and
                                Advisors Japan Inc.                                       Chief Executive Officer
------------------------------- ---------------------------- ---------------------------- ----------------------------

Jeffrey P. Fox,                 American Enterprise Life     IDS Tower 10                 Vice President and
Vice President and Corporate    Insurance Company            Minneapolis, MN 55440        Controller
Controller

                                American Express Financial                                Vice President and
                                Advisors Inc.                                             Corporate Controller
------------------------------- ---------------------------- ---------------------------- ----------------------------

 Harvey Golub,                  American Express Company     American Express Tower       Chairman and Chief
Director                                                     World Financial Center       Executive Officer
                                                             New York, NY  10285

                                American Express Travel                                   Chairman and Chief
                                Related Services Company,                                 Executive Officer
                                Inc.
------------------------------- ---------------------------- ---------------------------- ----------------------------

David A. Hammer,                American Express Financial   IDS Tower 10                 Vice President and
Vice President and Marketing    Advisors Inc.                Minneapolis, MN 55440        Marketing Controller
Controller

                                IDS Plan Services of                                      Director and Vice President
                                California, Inc.
------------------------------- ---------------------------- ---------------------------- ----------------------------

Lorraine R. Hart,               AMEX Assurance Company       IDS Tower 10                 Vice President
Vice President                                               Minneapolis, MN 55440

                                American Centurion Life                                   Vice President
                                Assurance Company

                                American Enterprise Life                                  Vice President
                                Insurance Company

                                American Express Financial                                Vice President
                                Advisors Inc.

                                American Partners Life                                    Director and Vice
                                Insurance Company                                         President

                                IDS Certificate Company                                   Vice President

                                IDS Life Insurance Company                                Vice President

                                IDS Life Series Fund, Inc.                                Vice President

                                IDS Life Variable Annuity                                 Vice President
                                Funds A and B

                                Investors Syndicate                                       Director and Vice
                                Development Corp.                                         President

                                IDS Life Insurance Company   P.O. Box 5144                Vice President
                                of New York                  Albany, NY 12205

                                IDS Property Casualty        1 WEG Blvd.                  Vice President
                                Insurance Company            DePere, WI 54115
------------------------------- ---------------------------- ---------------------------- ----------------------------

Scott A. Hawkinson,             American Express Financial   IDS Tower 10                 Vice President and
Vice President and Controller   Advisors Inc.                Minneapolis, MN 55440        Controller
------------------------------- ---------------------------- ---------------------------- ----------------------------

Janis K. Heaney,                American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

James G. Hirsh,                 American Express Financial   IDS Tower 10                 Vice President and
Vice President and Assistant    Advisors Inc.                Minneapolis, MN 55440        Assistant General Counsel
General Counsel
------------------------------- ---------------------------- ---------------------------- ----------------------------

Darryl G. Horsman,              American Express Trust       IDS Tower 10                 Director and President
Vice President                  Company                      Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Jeffrey S. Horton,              AMEX Assurance Company       IDS Tower 10                 Vice President, Treasurer
Vice President and Corporate                                 Minneapolis, MN 55440        and Assistant Secretary
Treasurer

                                American Centurion Life                                   Vice President and
                                Assurance Company                                         Treasurer

                                American Enterprise                                       Vice President and
                                Investment Services Inc.                                  Treasurer

                                American Enterprise Life                                  Vice President and
                                Insurance Company                                         Treasurer

                                American Express Asset                                    Vice President and
                                Management Group Inc.                                     Treasurer

                                American Express Asset                                    Vice President and
                                Management International                                  Treasurer
                                Inc.

                                American Express Client                                   Vice President and
                                Service Corporation                                       Treasurer

                                American Express                                          Vice President and
                                Corporation                                               Treasurer

                                American Express Financial                                Vice President and
                                Advisors Inc.                                             Treasurer

                                American Express Financial                                Vice President and
                                Advisors Japan Inc.                                       Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Arizona Inc.                                    Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Idaho Inc.                                      Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Nevada Inc.                                     Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Oregon Inc.                                     Treasurer

                                American Express Minnesota                                Vice President and
                                Foundation                                                Treasurer

                                American Express Property                                 Vice President and
                                Casualty Insurance Agency                                 Treasurer
                                of Kentucky Inc.

                                American Express Property                                 Vice President and
                                Casualty Insurance Agency                                 Treasurer
                                of Maryland Inc.

                                American Express Property                                 Vice President and
                                Casualty Insurance Agency                                 Treasurer
                                of Pennsylvania Inc.

                                American Partners Life                                    Vice President and
                                Insurance Company                                         Treasurer

                                IDS Cable Corporation                                     Director, Vice President
                                                                                          and Treasurer

                                IDS Cable II Corporation                                  Director, Vice President
                                                                                          and Treasurer

                                IDS Capital Holdings Inc.                                 Vice President, Treasurer
                                                                                          and Assistant Secretary

                                IDS Certificate Company                                   Vice President and
                                                                                          Treasurer

                                IDS Insurance Agency of                                   Vice President and
                                Alabama Inc.                                              Treasurer

                                IDS Insurance Agency of                                   Vice President and
                                Arkansas Inc.                                             Treasurer

                                IDS Insurance Agency of                                   Vice President and
                                Massachusetts Inc.                                        Treasurer

                                IDS Insurance Agency of                                   Vice President and
                                New Mexico Inc.                                           Treasurer

                                IDS Insurance Agency of                                   Vice President and
                                North Carolina Inc.                                       Treasurer

                                IDS Insurance Agency of                                   Vice President and
                                Ohio Inc.                                                 Treasurer

                                IDS Insurance Agency of                                   Vice President and
                                Wyoming Inc.                                              Treasurer

                                IDS Life Insurance Company                                Vice President, Treasurer
                                                                                          and Assistant Secretary

                                IDS Life Insurance Company   P.O. Box 5144                Vice President and
                                of New York                  Albany, NY 12205             Treasurer

                                IDS Life Series Fund Inc.                                 Vice President and
                                                                                          Treasurer

                                IDS Life Variable Annuity                                 Vice President and
                                Funds A & B                                               Treasurer

                                IDS Management Corporation                                Director, Vice President
                                                                                          and Treasurer

                                IDS Partnership Services                                  Vice President and
                                Corporation                                               Treasurer

                                IDS Plan Services of                                      Vice President and
                                California, Inc.                                          Treasurer

                                IDS Real Estate Services,                                 Vice President and
                                Inc.                                                      Treasurer

                                IDS Realty Corporation                                    Vice President and
                                                                                          Treasurer

                                IDS Sales Support Inc.                                    Vice President and
                                                                                          Treasurer

                                Investors Syndicate                                       Vice President and
                                Development Corp.                                         Treasurer

                                IDS Property Casualty        1 WEG Blvd.                  Vice President, Treasurer
                                Insurance Company            DePere, WI 54115             and Assistant Secretary

                                Public Employee Payment                                   Vice President and
                                Company                                                   Treasurer
------------------------------- ---------------------------- ---------------------------- ----------------------------

David R. Hubers,                AMEX Assurance Company       IDS Tower 10                 Director
Director, President and Chief                                Minneapolis, MN 55440
Executive Officer

                                American Express Financial                                Chairman, President and
                                Advisors Inc.                                             Chief Executive Officer

                                American Express Service                                  Director and President
                                Corporation

                                IDS Certificate Company                                   Director

                                IDS Life Insurance Company                                Director

                                IDS Plan Services of                                      Director and President
                                California, Inc.

                                IDS Property Casualty        1 WEG Blvd.                  Director
                                Insurance Company            DePere, WI 54115
------------------------------- ---------------------------- ---------------------------- ----------------------------

Martin G. Hurwitz,              American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

James M. Jensen,                American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                IDS Life Insurance Company                                Vice President

                                IDS Life Series Fund, Inc.                                Director
------------------------------- ---------------------------- ---------------------------- ----------------------------

Marietta L. Johns,              American Express Financial   IDS Tower 10                 Senior Vice President
Director and Senior Vice        Advisors Inc.                Minneapolis, MN 55440
President
------------------------------- ---------------------------- ---------------------------- ----------------------------

Nancy E. Jones,                 American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                American Express Service                                  Vice President
                                Corporation
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

Ora J. Kaine,                   American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Linda B. Keene,                 American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

G. Michael Kennedy,             American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Susan D. Kinder,                American Express Financial   IDS Tower 10                 Senior Vice President
Director and Senior Vice        Advisors Inc.                Minneapolis, MN 55440
President
------------------------------- ---------------------------- ---------------------------- ----------------------------

Richard W. Kling,               AMEX Assurance Company       IDS Tower 10                 Director
Director and Senior Vice                                     Minneapolis, MN 55440
President

                                American Centurion Life                                   Director and Chairman of
                                Assurance Company                                         the Board

                                American Enterprise Life                                  Director and Chairman of
                                Insurance Company                                         the Board

                                American Express                                          Director and President
                                Corporation

                                American Express Financial                                Senior Vice President
                                Advisors Inc.

                                American Express Insurance                                Director and President
                                Agency of Arizona Inc.

                                American Express Insurance                                Director and President
                                Agency of Idaho Inc.

                                American Express Insurance                                Director and President
                                Agency of Nevada Inc.

                                American Express Insurance                                Director and President
                                Agency of Oregon Inc.

                                American Express Property                                 Director and President
                                Casualty Insurance Agency
                                of Kentucky Inc.

                                American Express Property                                 Director and President
                                Casualty Insurance Agency
                                of Maryland Inc.

                                American Express Property                                 Director and President
                                Casualty Insurance Agency
                                of Pennsylvania Inc.

                                American Express Service                                  Vice President
                                Corporation

                                American Partners Life                                    Director and Chairman of
                                Insurance Company                                         the Board

                                IDS Certificate Company                                   Director and Chairman of
                                                                                          the Board

                                IDS Insurance Agency of                                   Director and President
                                Alabama Inc.

                                IDS Insurance Agency of                                   Director and President
                                Arkansas Inc.

                                IDS Insurance Agency of                                   Director and President
                                Massachusetts Inc.

                                IDS Insurance Agency of                                   Director and President
                                New Mexico Inc.

                                IDS Insurance Agency of                                   Director and President
                                North Carolina Inc.

                                IDS Insurance Agency of                                   Director and President
                                Ohio Inc.

                                IDS Insurance Agency of                                   Director and President
                                Wyoming Inc.

                                IDS Life Insurance Company                                Director and President

                                IDS Life Series Fund, Inc.                                Director and President

                                IDS Life Variable Annuity                                 Manager, Chairman of the
                                Funds A and B                                             Board and President

                                IDS Property Casualty        1 WEG Blvd.                  Director
                                Insurance Company            DePere, WI 54115

                                IDS Life Insurance Company   P.O. Box 5144                Director and Chairman of
                                of New York                  Albany, NY 12205             the Board
------------------------------- ---------------------------- ---------------------------- ----------------------------

Paul F. Kolkman,                American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                IDS Life Insurance Company                                Director and Executive
                                                                                          Vice President

                                IDS Life Series Fund, Inc.                                Vice President and Chief
                                                                                          Actuary

                                IDS Property Casualty        1 WEG Blvd.                  Director
                                Insurance Company            DePere, WI 54115
------------------------------- ---------------------------- ---------------------------- ----------------------------

Claire Kolmodin,                American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Steve C. Kumagai,               American Express Financial   IDS Tower 10                 Director and Senior Vice
Director and Senior Vice        Advisors Inc.                Minneapolis, MN 55440        President
President
------------------------------- ---------------------------- ---------------------------- ----------------------------

Kurt A. Larson,                 American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Lori J. Larson,                 American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Daniel E. Laufenberg,           American Express Financial   IDS Tower 10                 Vice President and Chief
Vice President and Chief U.S.   Advisors Inc.                Minneapolis, MN 55440        U.S. Economist
Economist
------------------------------- ---------------------------- ---------------------------- ----------------------------

Peter A. Lefferts,              American Express Financial   IDS Tower 10                 Senior Vice President
Director and Senior Vice        Advisors Inc.                Minneapolis, MN 55440
President

                                American Express Trust                                    Director
                                Company

                                IDS Plan Services of                                      Director
                                California, Inc.
------------------------------- ---------------------------- ---------------------------- ----------------------------

Douglas A. Lennick,             American Express Financial   IDS Tower 10                 Director and Executive
Director and Executive Vice     Advisors Inc.                Minneapolis, MN 55440        Vice President
President
------------------------------- ---------------------------- ---------------------------- ----------------------------

Jonathan S. Linen,                                           IDS Tower 10
Director                                                     Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Mary J. Malevich,               American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Fred A. Mandell,                American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Sarah A. Mealey,                American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Paula R. Meyer,                 American Enterprise Life     IDS Tower 10                 Vice President
Vice President                  Insurance Company            Minneapolis, MN 55440

                                American Express                                          Director
                                Corporation

                                American Express Financial                                Vice President
                                Advisors Inc.

                                American Partners Life                                    Director and President
                                Insurance Company

                                IDS Certificate Company                                   Director and President

                                IDS Life Insurance Company                                Director and Executive
                                                                                          Vice President

                                Investors Syndicate                                       Director, Chairman of the
                                Development Corporation                                   Board and President
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

 William P. Miller,             Advisory Capital             IDS Tower 10                 Vice President
Vice President and Senior       Strategies Group Inc.        Minneapolis, MN 55440
Portfolio Manager

                                American Express Asset                                    Senior Vice President and
                                Management Group Inc.                                     Chief Investment Officer

                                American Express Financial                                Vice President and Senior
                                Advisors Inc.                                             Portfolio Manager
------------------------------- ---------------------------- ---------------------------- ----------------------------

James A. Mitchell,              AMEX Assurance Company       IDS Tower 10                 Director
Director and Executive Vice                                  Minneapolis, MN 55440
President

                                American Enterprise                                       Director
                                Investment Services Inc.

                                American Express Financial                                Executive Vice President
                                Advisors Inc.

                                American Express Service                                  Director and Senior Vice
                                Corporation                                               President

                                American Express Tax and                                  Director
                                Business Services Inc.

                                IDS Certificate Company                                   Director

                                IDS Life Insurance Company                                Director, Chairman of the
                                                                                          Board and Chief Executive
                                                                                          Officer

                                IDS Plan Services of                                      Director
                                California, Inc.

                                IDS Property Casualty        1 WEG Blvd.                  Director
                                Insurance Company            DePere, WI 54115
------------------------------- ---------------------------- ---------------------------- ----------------------------

Pamela J. Moret,                American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                American Express Trust                                    Vice President
                                Company

                                IDS Life Insurance Company                                Executive Vice President
------------------------------- ---------------------------- ---------------------------- ----------------------------

Barry J. Murphy,                American Express Client      IDS Tower 10                 Director and President
Director and Senior Vice        Service Corporation          Minneapolis, MN 55440
President

                                American Express Financial                                Senior Vice President
                                Advisors Inc.

                                IDS Life Insurance Company                                Director and Executive
                                                                                          Vice President
------------------------------- ---------------------------- ---------------------------- ----------------------------

Mary Owens Neal,                American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Michael J. O'Keefe,             American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

James R. Palmer,                American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                IDS Life Insurance Company                                Vice President
------------------------------- ---------------------------- ---------------------------- ----------------------------

Carla P. Pavone,                American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                Public Employee Payment                                   Director and President
                                Company
------------------------------- ---------------------------- ---------------------------- ----------------------------

Thomas P. Perrine,              American Express Financial   IDS Tower 10                 Senior Vice President
Senior Vice President           Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Susan B. Plimpton,              American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Ronald W. Powell,               American Express Financial   IDS Tower 10                 Vice President and
Vice President and Assistant    Advisors Inc.                Minneapolis, MN 55440        Assistant General Counsel
General Counsel

                                IDS Cable Corporation                                     Vice President and
                                                                                          Assistant Secretary

                                IDS Cable II Corporation                                  Vice President and
                                                                                          Assistant Secretary

                                IDS Management Corporation                                Vice President and
                                                                                          Assistant Secretary

                                IDS Partnership Services                                  Vice President and
                                Corporation                                               Assistant Secretary

                                IDS Plan Services of                                      Vice President and
                                California, Inc.                                          Assistant Secretary

                                IDS Realty Corporation                                    Vice President and
                                                                                          Assistant Secretary
------------------------------- ---------------------------- ---------------------------- ----------------------------

James M. Punch,                 American Express Financial   IDS Tower 10                 Vice President and Project
Vice President and Project      Advisors Inc.                Minneapolis, MN 55440        Manager
Manager
------------------------------- ---------------------------- ---------------------------- ----------------------------

Frederick C. Quirsfeld,         American Express Asset       IDS Tower 10                 Senior Vice President and
Senior Vice President           Management Group Inc.        Minneapolis, MN 55440        Senior Portfolio Manager

                                American Express Financial                                Senior Vice President
                                Advisors Inc.
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

Rollyn C. Renstrom,             American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

ReBecca K. Roloff,              American Express Financial   IDS Tower 10                 Senior Vice President
Senior Vice President           Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Stephen W. Roszell,             Advisory Capital             IDS Tower 10                 Director
Senior Vice President           Strategies Group Inc.        Minneapolis, MN 55440

                                American Express Asset                                    Director, President and
                                Management Group Inc.                                     Chief Executive Officer

                                American Express Asset                                    Director
                                Management International,
                                Inc.

                                American Express Asset                                    Director
                                Management Ltd.

                                American Express Financial                                Senior Vice President
                                Advisors Inc.

                                American Express Trust                                    Director
                                Company
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

Erven A. Samsel,                American Express Financial   IDS Tower 10                 Senior Vice President
Director and Senior Vice        Advisors Inc.                Minneapolis, MN 55440
President

                                American Express Insurance                                Vice President
                                Agency of Idaho Inc.

                                American Express Insurance                                Vice President
                                Agency of Nevada Inc.

                                American Express Insurance                                Vice President
                                Agency of Oregon Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Kentucky Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Maryland Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Pennsylvania Inc.

                                IDS Insurance Agency of                                   Vice President
                                Alabama Inc.

                                IDS Insurance Agency of                                   Vice President
                                Arkansas Inc.

                                IDS Insurance Agency of                                   Vice President
                                Massachusetts Inc.

                                IDS Insurance Agency of                                   Vice President
                                New Mexico Inc.

                                IDS Insurance Agency of                                   Vice President
                                North Carolina Inc.

                                IDS Insurance Agency of                                   Vice President
                                Ohio Inc.

                                IDS Insurance Agency of                                   Vice President
                                Wyoming Inc.
------------------------------- ---------------------------- ---------------------------- ----------------------------

Stuart A. Sedlacek,             AMEX Assurance Company       IDS Tower 10                 Director
Senior Vice President and                                    Minneapolis, MN 55440
Chief Financial Officer

                                American Enterprise Life                                  Executive Vice President
                                Insurance Company

                                American Express Financial                                Senior Vice President and
                                Advisors Inc.                                             Chief Financial Officer

                                American Express Trust                                    Director
                                Company

                                American Partners Life                                    Director and Vice President
                                Insurance Agency

                                IDS Certificate Company                                   Director and President

                                IDS Life Insurance Company                                Executive Vice President
                                                                                          and Controller

                                IDS Property Casualty        1 WEG Blvd.                  Director
                                Insurance Company            DePere, WI 54115
------------------------------- ---------------------------- ---------------------------- ----------------------------

Donald K. Shanks,               AMEX Assurance Company       IDS Tower 10                 Senior Vice President
Vice President                                               Minneapolis, MN 55440

                                American Express Financial                                Vice President
                                Advisors Inc.

                                IDS Property Casualty        1 WEG Blvd.                  Senior Vice President
                                Insurance Company            DePere, WI 54115
------------------------------- ---------------------------- ---------------------------- ----------------------------

F. Dale Simmons,                AMEX Assurance Company       IDS Tower 10                 Vice President
Vice President                                               Minneapolis, MN 55440

                                American Centurion Life                                   Vice President
                                Assurance Company

                                American Enterprise Life                                  Vice President
                                Insurance

                                American Express Financial                                Vice President
                                Advisors Inc.

                                American Partners Life                                    Vice President
                                Insurance Company

                                IDS Certificate Company                                   Vice President

                                IDS Life Insurance Company                                Vice President

                                IDS Partnership Services                                  Director and Vice President
                                Corporation

                                IDS Real Estate Services                                  Chairman of the Board and
                                Inc.                                                      President

                                IDS Realty Corporation                                    Director and Vice President

                                IDS Life Insurance Company   P.O. Box 5144                Vice President
                                of New York                  Albany, NY 12205
------------------------------- ---------------------------- ---------------------------- ----------------------------

Judy P. Skoglund,               American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Bridget Sperl,                  American Express Client      IDS Tower 10                 Vice President
Vice President                  Service Corporation          Minneapolis, MN 55440

                                American Express Financial                                Vice President
                                Advisors Inc.

                                Public Employee Payment                                   Director and President
                                Company
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

Lisa A. Steffes,                American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

William A. Stoltzmann,          American Enterprise Life     IDS Tower 10                 Director, Vice President,
Vice President and Assistant    Insurance Company            Minneapolis, MN 55440        General Counsel and
General Counsel                                                                           Secretary

                                American Express                                          Director, Vice President
                                Corporation                                               and Secretary

                                American Express Financial                                Vice President and
                                Advisors Inc.                                             Assistant General Counsel

                                American Partners Life                                    Director, Vice President,
                                Insurance Company                                         General Counsel and
                                                                                          Secretary

                                IDS Life Insurance Company                                Vice President, General
                                                                                          Counsel and Secretary

                                IDS Life Series Fund Inc.                                 General Counsel and
                                                                                          Assistant Secretary

                                IDS Life Variable Annuity                                 General Counsel and
                                Funds A & B                                               Assistant Secretary
------------------------------- ---------------------------- ---------------------------- ----------------------------

James J. Strauss,               American Express Financial   IDS Tower 10                 Vice President and General
Vice President and General      Advisors Inc.                Minneapolis, MN 55440        Auditor
Auditor
------------------------------- ---------------------------- ---------------------------- ----------------------------

Jeffrey J. Stremcha,            American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Barbara Stroup Stewart,         American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Wesley W. Wadman,               American Express Asset       IDS Tower 10                 Executive Vice President
Vice President                  Management Group Inc.        Minneapolis, MN 55440

                                American Express Asset                                    Director and Senior Vice
                                Management International,                                 President
                                Inc.

                                American Express Asset                                    Director and Vice Chairman
                                Management Ltd.

                                American Express Financial                                Vice President
                                Advisors Inc.

                                IDS Fund Management Limited                               Director and Vice Chairman
------------------------------- ---------------------------- ---------------------------- ----------------------------

Norman Weaver Jr.,              American Express Financial   IDS Tower 10                 Senior Vice President
Director and Senior Vice        Advisors Inc.                Minneapolis, MN 55440
President

                                American Express Insurance                                Vice President
                                Agency of Arizona Inc.

                                American Express Insurance                                Vice President
                                Agency of Idaho Inc.

                                American Express Insurance                                Vice President
                                Agency of Nevada Inc.

                                American Express Insurance                                Vice President
                                Agency of Oregon Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Kentucky Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Maryland Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Pennsylvania Inc.

                                IDS Insurance Agency of                                   Vice President
                                Alabama Inc.

                                IDS Insurance Agency of                                   Vice President
                                Arkansas Inc.

                                IDS Insurance Agency of                                   Vice President
                                Massachusetts Inc.

                                IDS Insurance Agency of                                   Vice President
                                New Mexico Inc.

                                IDS Insurance Agency of                                   Vice President
                                North Carolina Inc.

                                IDS Insurance Agency of                                   Vice President
                                Ohio Inc.

                                IDS Insurance Agency of                                   Vice President
                                Wyoming Inc.
------------------------------- ---------------------------- ---------------------------- ----------------------------

Michael L. Weiner,              American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                IDS Capital Holdings Inc.                                 Vice President

                                IDS Futures Brokerage Group                               Vice President

                                IDS Futures Corporation                                   Vice President, Treasurer
                                                                                          and Secretary

                                IDS Sales Support Inc.                                    Director, Vice President
                                                                                          and Assistant Treasurer
------------------------------- ---------------------------- ---------------------------- ----------------------------

Lawrence J. Welte,              American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Jeffry F. Welter,               American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Edwin M. Wistrand,              American Express Financial   IDS Tower 10                 Vice President and
Vice President and Assistant    Advisors Inc.                Minneapolis, MN 55440        Assistant General Counsel
General Counsel

                                American Express Financial                                Vice President and Chief
                                Advisors Japan Inc.                                       Legal Officer
------------------------------- ---------------------------- ---------------------------- ----------------------------

Michael D. Wolf,                American Express Asset       IDS Tower 10                 Executive Vice President
Vice President                  Management Group Inc.        Minneapolis, MN 55440        and Senior Portfolio
                                                                                          Manager

                                American Express Financial                                Vice President
                                Advisors Inc.
------------------------------- ---------------------------- ---------------------------- ----------------------------

Michael R. Woodward,            American Express Financial   IDS Tower 10                 Senior Vice President
Director and Senior Vice        Advisors Inc.                Minneapolis, MN 55440
President

                                American Express Insurance                                Vice President
                                Agency of Idaho Inc.

                                American Express Insurance                                Vice President
                                Agency of Nevada Inc.

                                American Express Insurance                                Vice President
                                Agency of Oregon Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Kentucky Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Maryland Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Pennsylvania Inc.

                                IDS Insurance Agency of                                   Vice President
                                Alabama Inc.

                                IDS Insurance Agency of                                   Vice President
                                Arkansas Inc.

                                IDS Insurance Agency of                                   Vice President
                                Massachusetts Inc.

                                IDS Insurance Agency of                                   Vice President
                                New Mexico Inc.

                                IDS Insurance Agency of                                   Vice President
                                North Carolina Inc.

                                IDS Insurance Agency of                                   Vice President
                                Ohio Inc.

                                IDS Insurance Agency of                                   Vice President
                                Wyoming Inc.

                                IDS Life Insurance Company   P.O. Box 5144                Director
                                of New York                  Albany, NY 12205
------------------------------- ---------------------------- ---------------------------- ----------------------------


Item 27. Principal Underwriters.

(a) American Express Service Corporation acts as principal underwriter for the following investment companies:

         Strategist Income Fund, Inc.; Strategist Growth Fund, Inc.; Strategist
         Growth and Income Fund, Inc.; Strategist World Fund, Inc.; Strategist
         Tax-Free Income Fund, Inc., APL Variable Annuity Account 1, ACL
         Variable Annuity Account 1 and IDS Certificate Company.

(b) As to each director, officer or partner of the principal underwriter:


Name and Principal Business Address        Position and Offices with Underwriter   Offices with Registrant
------------------------------------------ --------------------------------------- ---------------------------
Ward D. Armstrong                          Vice President-Workplace Financial      None
IDS Tower 10                               Services
Minneapolis, MN  55440

Cynthia M. Carlson                         Vice President                          None
IDS Tower 10
Minneapolis, MN  55440

John R. Cattau                             Vice President                          None
American Express Tower
World Financial Center
New York, NY  10285

Colleen Curran                             Vice President and Chief Legal Counsel  None
IDS Tower 10
Minneapolis, MN  55440

David R. Hubers                            Director and President                  None
IDS Tower 10
Minneapolis, MN  55440

James A. Jacobs                            Vice President-Sales and Service        None
IDS Tower 10
Minneapolis, MN  55440

Nancy E. Jones                             Vice President-Business Development     None
IDS Tower 10
Minneapolis, MN  55440

Verna J. Kaufman                           Vice President                          None
IDS Tower 10
Minneapolis, MN  55440

Richard W. Kling                           Vice President                          None
IDS Tower 10
Minneapolis, MN  55440

Timothy S. Meehan                          Secretary                               None
IDS Tower 10
Minneapolis, MN  55440

James A. Mitchell                          Director and Senior Vice President      Board member and President
IDS Tower 10
Minneapolis, MN  55440

Julia K. Morton                            Vice President and Chief Financial      None
IDS Tower 10                               Officer
Minneapolis, MN  55440


Item 27(c).           Not applicable.

Item 28.              Location of Accounts and Records

                      American Express Financial Corporation
                      IDS Tower 10
                      Minneapolis, MN  55440

Item 29.              Management Services

                      Not Applicable.

Item 30.              Undertakings

                      Not Applicable.

                                            SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Strategist Tax-Free Income Fund, Inc., certifies that it meets all of the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis and the State of Minnesota on the 25th day of January, 1999.


                      STRATEGIST TAX-FREE INCOME FUND, INC.


                                    By /s/  James A. Mitchell*
                                            James A. Mitchell
                                            President


                                    By /s/  Steve Turbenson
                                            Steve Turbenson
                                            Assistant Treasurer


Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated on the 25th day of January, 1999.

Signature                                            Title

/s/      Rodney P. Burwell**                         Director
         Rodney P. Burwell

/s/      Jean B. Keffeler**                          Director
         Jean B. Keffeler

/s/      Thomas R. McBurney**                        Director
         Thomas R. McBurney

/s/      James A. Mitchell**                         Director
         James A. Mitchell


*Signed pursuant to Officers' Power of Attorney dated November 21, 1997, filed electronically as Exhibit 19(b) to Registrant's Post-Effective Amendment No. 3, by:



/s/ Eileen J. Newhouse
    Eileen J. Newhouse

**Signed pursuant to Directors' Power of Attorney dated November 20, 1997, filed electronically as Exhibit 19(a) to Registrant's Post-Effective Amendment No. 3, by:



/s/ Eileen J. Newhouse
    Eileen J. Newhouse

                                            SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, TAX-FREE INCOME TRUST consents to the filing of this Amendment to the Registration Statement signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis and State of Minnesota on the 25th day of January, 1999.

                                    TAX-FREE INCOME TRUST

                                    By /s/William R. Pearce**
                                          William R. Pearce
                                          Chief Executive Officer


                                    By /s/Stuart A. Sedlacek
                                          Stuart A. Sedlacek
                                          Treasurer

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 25th day of January, 1999.

Signatures                                           Capacity

/s/  William R. Pearce*                              Chairman of the Board
     William R. Pearce

/s/  H. Brewster Atwater, Jr.*                       Trustee
     H. Brewster Atwater, Jr.

/s/  Arne H. Carlson*                                Trustee
     Arne H. Carlson

/s/  Lynne V. Cheney*                                Trustee
     Lynne V. Cheney

/s/  William H. Dudley*                              Trustee
     William H. Dudley

/s/  David R. Hubers*                                Trustee
     David R. Hubers

/s/  Heinz F. Hutter*                                Trustee
     Heinz F. Hutter

/s/  Anne P. Jones*                                  Trustee
     Anne P. Jones

/s/  Alan K. Simpson*                                Trustee
     Alan K. Simpson

/s/  Edson W. Spencer*                               Trustee
     Edson W. Spencer

/s/  John R. Thomas*                                 Trustee
     John R. Thomas

     _____________________                           Trustee
     Wheelock Whitney

/s/  C. Angus Wurtele*                               Trustee
     C. Angus Wurtele

*Signed pursuant to Trustees' Power of Attorney dated January 14, 1999, filed electronically herewith as Exhibit (p)(1), by:



/s/ Leslie L. Ogg
    Leslie L. Ogg

**Signed pursuant to Officers' Power of Attorney dated April 11, 1996, filed on or about April 17, 1996, as Exhibit 19(b) to Registrant's Pre-Effective Amendment No. 1, by:



/s/ Leslie L. Ogg
    Leslie L. Ogg

CONTENTS OF THIS POST-EFFECTIVE AMENDMENT NO. 5 TO REGISTRATION STATEMENT NO. 33-63909


This post-effective amendment comprises the following papers and documents:

The facing sheet.

Part A.

         The prospectus.

Part B.

         Statement of Additional Information.
         Financial Statements

Part C.

         Other Information.

The signatures.